As filed with the Securities and Exchange Commission on April 21, 2014

Registration No. 333-147743; 811-08183
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	( )
POST-EFFECTIVE AMENDMENT NO. 8	(X)
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 AMENDMENT NO. 35	(X)

(Check appropriate box or boxes.)

VARIABLE ANNUITY–1 SERIES ACCOUNT
(Exact Name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
50 Main Street
White Plains, New York 10606
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code:
(800) 537-2033

Mitchell T.G. Graye
President and Chief Executive Officer
First Great-West Life & Annuity Insurance Company
50 Main Street
White Plains, New York 10606
(Name and Address of Agent for Service)

Copy to:
Ann B. Furman, Esq.
Carlton Fields Jorden Burt, P.A.
1025 Thomas Jefferson Street, N.W. Suite 400 East
Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):
___    Immediately upon filing pursuant to paragraph (b) of Rule 485
_X_ On May 1, 2014, pursuant to paragraph (b) of Rule 485
___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
___ On (date), pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts

SCHWAB ONESOURCE ANNUITY®
A flexible premium deferred variable annuity
Issued by
Great-West Life & Annuity Insurance Company of New York
Overview
This Prospectus describes the Schwab OneSource Annuity® (the “Contract”) — a flexible premium deferred variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company of New York (“we,” “us,” or “Great-West”) issues the Contract as individual contracts.
This Prospectus presents important information you should review before purchasing the Schwab OneSource Annuity, including a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and us. It is important that you read the Contract and endorsements, which reflect other variations. Please read this Prospectus carefully and keep it on file for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information (“SAI”) dated May 1, 2014 (as may be amended from time to time), and filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. The SAI’s table of contents may be found on the last page of this Prospectus. You may obtain a copy without charge by contacting the Annuity Service Center at the address or phone number listed on page XX of this Prospectus. Or, you can obtain it by visiting the SEC’s web site at http://www.sec.gov. This web site also contains other information about us that has been filed electronically.
How to Invest
We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $5,000. Additional Contributions can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.
The minimum subsequent Contribution is:

•	$500 per Contribution; or

•	$100 per Contribution if made via Automatic Bank Draft Plan.

Allocating Your Money
When you contribute money to the Schwab OneSource Annuity®, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account, which invest in the following Portfolios:

•	Alger Large Cap Growth Portfolio – Class I-2 Shares

•	Alger Mid Cap Growth Portfolio – Class I-2 Shares

•	AllianceBernstein VPS Growth Portfolio – Class A Shares

•	AllianceBernstein VPS Growth & Income Portfolio – Class A Shares

•	AllianceBernstein VPS International Growth Portfolio – Class A Shares

•	AllianceBernstein VPS Real Estate Investment Portfolio – Class A Shares

•	AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A Shares

•	American Century VP Balanced Fund – Class I Shares

•	American Century VP Income & Growth Fund – Class I Shares

•	American Century VP International Fund - Class I Shares

•	American Century VP Mid Cap Value Fund – Class II Shares

•	American Century VP Value Fund – Class I Shares

•	BlackRock Global Allocation V.I. - Class I Shares
The date of this Prospectus is May 1, 2014.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

•	Columbia Variable Portfolio - Marsico 21 st Century Fund – Class 2 Shares

•	Columbia Variable Portfolio - Seligman Global Technology Fund – Class 2 Shares

•	Columbia Variable Portfolio - Small Cap Value Fund – Class 2 Shares

•	Delaware VIP Emerging Markets Series - Standard Class

•	Delaware VIP Smid Cap Growth Series – Standard Class Shares

•	Delaware VIP Small Cap Value Series – Standard Class Shares

•	Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares [3]

•	Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares

•	Dreyfus Variable Investment Fund Growth & Income Portfolio - Initial Shares

•	DWS Capital Growth VIP – Class A Shares

•	DWS Core Equity VIP Fund – Class A Shares

•	DWS Global Small Cap VIP Fund - Class A Shares

•	DWS Small Mid Cap Growth VIP - Class A Shares

•	DWS Small Mid Cap Value VIP – Class A Shares

•	DWS Large Cap Value VIP – Class A Shares

•	DWS Small Cap Index VIP – Class A Shares

•	Federated Fund for U.S. Government Securities II

•	Franklin Small Cap Value Securities Fund – Class 2 Shares

•	Invesco V.I. Comstock Fund – Series I Shares

•	Invesco V.I. Growth and Income Fund – Series I Shares

•	Invesco V.I. High Yield - Series I Shares

•	Invesco V.I. International Growth Fund – Series I Shares

•	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares

•	Invesco V.I. Small Cap Equity Fund – Series I Shares

•	Invesco V.I. Technology - Series I Shares

•	Janus Aspen Balanced Portfolio – Service Shares

•	Janus Aspen Flexible Bond Portfolio – Service Shares

•	Janus Aspen Global Research - Institutional Shares

•	Janus Aspen Global Technology - Service Shares

•	JPMorgan Insurance Trust Small Cap Core Portfolio

•	Lazard Retirement Emerging Markets Equity Portfolio – Service Shares

•	LVIP Baron Growth Opportunities Fund – Service Class Shares

•	MFS Utilities Series – Service Class

•	MFS International Value Portfolio – Service Class Shares

•	Neuberger Berman AMT Mid Cap Intrinsic Value - Class S Shares

•	NVIT Mid Cap Index Fund – Class II Shares

•	Oppenheimer Global Fund VA – Non Service Shares

•	Oppenheimer International Growth Fund/VA – Non Service Shares

•	Oppenheimer Main Street Small Cap Fund/VA - Non Service Shares

•	PIMCO VIT CommodityRealReturn Strategic Portfolio - Administrative Class Shares
This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

•	PIMCO VIT High Yield Portfolio – Administrative Class Shares

•	PIMCO VIT Low Duration Portfolio – Administrative Class Shares

•	PIMCO VIT Total Return Portfolio – Administrative Class Shares

•	Pioneer Fund VCT Portfolio – Class I Shares

•	Pioneer Mid Cap Value VCT Portfolio – Class II Shares

•	Pioneer Select Mid Cap Growth VCT Portfolio – Class I Shares

•	Putnam VT American Government Income Fund – Class IB Shares

•	Putnam VT Equity Income Fund – Class IB Shares

•	Putnam VT Global Health Care Fund – Class IB Shares

•	Putnam VT Investors Fund - Class IA Shares

•	Schwab MarketTrack Growth Portfolio IITM

•	Schwab Money Market PortfolioۛTMSchwab S&P 500 Index PortfolioSentinel Variable Products Bond Fund

•	Sentinel Variable Products Small Company Fund

•	Sentinel Variable Products Common Stock Fund

•	Templeton Foreign VIP Fund – Class 2 Shares (formerly Templeton Foreign Securities Fund)

•	Templeton Global Bond Fund - Class 2 Shares

•	T.Rowe Price Health Sciences Portfolio - Class II Shares

•	Touchstone Mid Cap Growth Fund

•	Van Eck VIP Global Hard Assets Fund – Class S Shares

•	Van Eck VIP Unconstrained Emerging Markets Bond Fund – Initial Class Shares

•	Wells Fargo Advantage VT Discovery Fund – Class 2 Shares

•	Wells Fargo Advantage VT Omega Growth Fund - Class 2 Shares

•	Wells Fargo Advantage VT Opportunity Fund – Class 2 Shares
The Sub-Accounts investing in the following Portfolios are no longer open to new Contributions and incoming Transfers:

•	AllianceBernstein VPS International Value Portfolio – Class A Shares [2]

•	Pioneer Emerging Markets VCT Portfolio – Class II Shares [2]

•	Royce Capital Fund – Small-Cap Portfolio – Service Class Shares [1]

•	The Prudential Series Fund Equity Portfolio – Class II Shares [1]

•	The Prudential Series Fund Natural Resources Portfolio – Class II Shares [1]

•	Third Avenue Value Portfolio – Variable Series Trust Shares [3]
1 Effective May 1, 2014, the Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
2 Effective April 27, 2010, the Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
3 Effective May 1, 2009, the Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

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Sales and Surrender Charges
There are no sales, redemption, surrender, or withdrawal charges under the Schwab OneSource Annuity®.
Right of Cancellation Period
After you receive your Contract, you can look it over for at least 10 days and up to 60 days for replacement annuity contracts, during which time you may cancel your Contract as described in more detail on this Prospectus.
Payout Options
The Schwab OneSource Annuity® offers three payout options - through periodic withdrawals, variable annuity payouts or a single, lump-sum payment. The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.
For account information, please contact:
Annuity Service Center
P.O. Box 173921
Denver, CO 80217-3921
1-888-560-5938.
Via Internet:
www.schwab.com

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

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Definitions
1035 Exchange—A provision of the Internal Revenue Code of 1986, as amended (the “Code”), that allows for the tax-free exchange of certain types of insurance contracts.
Accumulation Period—The time period between the Effective Date and the Annuity Commencement Date. During this period, you are contributing to the annuity.
Annuitant—The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the “Primary Annuitant.”
Annuity Account—An account established by us in your name that reflects all account activity under your Contract.
Annuity Account Value—The sum of the value of each Sub-Account you have selected.
Annuity Commencement Date—The date annuity payouts begin.
Annuity Payout Period—The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.
Annuity Service Center – P.O. Box 173921, Denver, CO, 80217-3921. The toll-free telephone number is 1-888-560-5938.
Annuity Unit—An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.
Automatic Bank Draft Plan—A feature that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.
Beneficiary—The person(s) designated to receive any Death Benefit under the terms of the Contract.
Contingent Annuitant—The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.
Contingent Beneficiary—The person designated to become the Beneficiary when the primary Beneficiary dies.
Contributions—The amount of money you invest or deposit into your annuity prior to any Premium Tax or other deductions.
Death Benefit—The amount payable to the Beneficiary when the Owner or the Annuitant dies.
Distribution Period—The period starting with your Payout Commencement Date.

Schwab OneSource Annuity® Structure
Your Annuity Account
|
Series Account
Contains the money you contribute
to variable investment options
(the Sub-Accounts).
|
Sub-Accounts
Shares of the Portfolios are held
in Sub-Accounts. There is one
Sub-Account for each Portfolio.
|
Portfolios

Effective Date—The date on which the first Contribution is credited to your Annuity Account.
Owner (Joint Owner) or You—The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application.
Payout Commencement Date—The date on which annuity payouts or periodic withdrawals begin under a payout option. If you do not indicate a Payout Commencement Date on your application or at any time thereafter, annuity payouts will begin on the

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Annuitant's 90th birthday.
Portfolio—A registered management investment company, or Portfolio thereof, in which the assets of the Series Account may be invested.
Premium Tax—A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date, or the Annuity Account Value when incurred by Great-West or at another time of Great-West’s choosing. Currently, the Premium Tax rate in New York for annuities is 0% given the total mix of Great-West’s business in New York.
Proportional Withdrawals—A partial withdrawal made by you which reduces your Annuity Account Value measured as a percentage of each prior withdrawal against the current Annuity Account Value. A Proportional Withdrawal is determined by calculating the percentage the withdrawal represents of your Annuity Account Value at the time the withdrawal was made. For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit under Option 2. See “Death Benefit” on page XX.
Request—Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West and Schwab received at the Annuity Service Center (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it was processed.
Series Account—Variable Annuity-1 Series Account, the segregated asset account established by Great-West under New York law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.
Spouse — A person recognized as a "spouse" in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state's law.
Sub-Account—A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio. A Sub-Account may be also referred to as an “investment division” in the Prospectus, SAI, or the financial statements.
Surrender Value —Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.
Transaction Date—The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next business day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.
Transfer—Moving money from and among the Sub-Account(s).

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchase (as a percentage of purchase payments):	None
Maximum Surrender Charge (as a percentage of amount surrendered):	None

Maximum Transfer Charge:	$25*

* Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer fee after we notify you. See "Transfers."

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge	None

Series Account Annual Expenses (as a percentage of average net assets)

Maximum Mortality and Expense Risk Charge:	0.85%*

Distribution Charge:	None

Total Series Account Annual Expenses:	0.85%*

* If you select Death Benefit Option 1, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will be 0.65%. If you select Death Benefit Option 2, this charge will be 0.85%.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses	Minimum	Maximum

(Expenses that are deducted from Portfolio assets, including management fees, distribution [and/or service] (12b-1) fees, and other expenses)	0.24%	1.66%	[1]

THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

1 The expenses shown are based, in part, on estimated amounts for current fiscal year, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep Portfolios' expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Portfolios' prospectus.

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Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolio. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, if you retain your Contract, annuitize your Contract or if you surrender your Contract at the end of the applicable time period, your costs would be:

1 year	3 years	5 years	10 years
$251	$841	$1,454	$3,501

This Example does not show the effect of premium taxes. Premium taxes are deducted from Contract Value upon full surrender, death, or annuitization. See “Charges and Deductions – Premium Tax” on page XX. This Example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Charges and Deductions" in this Prospectus. Owners who purchase the Contract may be eligible to apply the contract value to the total amount of their household assets maintained at Schwab. If the total amount of their household assets at Schwab meets certain predetermined breakpoints, they may be eligible for certain fee reductions or other related benefits offered by Schwab. All terms and conditions regarding the fees and account types eligible for such consideration are determined by Schwab. Charges and expenses of the variable annuity contract described in this Prospectus are NOT subject to reduction or waiver by Schwab. Please consult a Charles Schwab representative for more information.

Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values reflect the deduction of the only charge we impose under the Contract, the Mortality and Expense Risk Charge. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.

Summary
The Schwab OneSource Annuity® allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.
You may purchase the Schwab OneSource Annuity® through a 1035 Exchange from another insurance contract. However, in no event, may you purchase the Contract as a part of a tax-qualified plan or a rollover of amounts from such a plan, including an IRA.

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How to contact the Annuity Service Center Annuity Service Center P.O. Box 173921 Denver, CO 80217-3921 888-560-5938

Your initial Contribution must be at least $5,000. Subsequent Contributions must be either $500; or $100 if made through an Automatic Bank Draft Plan.
The money you contribute to the Contract will be invested at your direction. The duration of your Right of Cancellation period under New York state law is 10 days after you receive your Contract. Allocations during the Right of Cancellation period are described in more detail in this Prospectus.
Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.
When you’re ready to start taking money out of your Contract, you can select from a variety of payout options, including a lump sum payment or variable annuity payouts as well as periodic payouts.
If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the “Death Benefit” section on page XX.
The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any Proportional Withdrawals you have made and minus any Premium Tax. If you select Death Benefit Option 1, your Mortality and Expense Risk Charge will be 0.65%. If you choose Death Benefit Option 2, this charge will be 0.85%. In addition, each Portfolio assesses a charge for management fees and other expenses.
You may cancel your Contract during the Right of Cancellation period by sending it to the Annuity Service Center or to the representative from whom you purchased it. If you are replacing an existing insurance contract with the Contract, the Right of Cancellation period may be extended based on your state of residence. The Right of Cancellation period is described in more detail in this Prospectus.
This summary highlights some of the more significant aspects of the Schwab OneSource Annuity®. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference

Great-West Life & Annuity Insurance Company of New York
Great-West (formerly known as First Great-West Life & Annuity Insurance Company, and before that as Canada Life Insurance Company of New York ("CLNY")) is a stock life insurance company incorporated under the laws of the State of New York on June 7, 1971. Great-West operates in two business segments: (1) employee benefits (life, health, and 401(k) products for group clients); and (2) financial services (savings products for both public and non-profit employers and individuals, and life insurance products for individuals and businesses). We are licensed to do business in New York. Great-West's Home Office is located at 50 Main Street, White Plains, New York 10606.
Great-West is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), a life insurance company domiciled in Colorado. GWL&A is a wholly-owned subsidiary of GWL&A Financial Inc. ("GWL&A Financial"), a Delaware holding

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company. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. ("Lifeco"), a Canadian holding company. Lifeco is a subsidiary of Power Financial Corporation ("Power Financial"), a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada ("Power Corporation"), a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation.
Effective December 31, 2005, First Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of New York on April 9, 1996, was merged with and into CLNY. Upon the merger, CLNY became the surviving entity under New York corporate law and was renamed to First Great-West Life & Annuity Insurance Company. As the surviving corporation in the merger, CLNY assumed legal ownership of all of the assets of First Great-West Life & Annuity Insurance Company, including the Series Account, and it became directly liable for First Great-West Life & Annuity Insurance Company's liabilities and obligations, including those with respect to the Contract supported by the Series Account. Effective September 24, 2012, First Great-West Life & Annuity Insurance Company changed its name to Great-West Life & Annuity Insurance Company of New York.

The Series Account
The Series Account is registered with the SEC under the 1940 Act, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.
The Series Account was established in accordance with New York laws on January 15, 1997.
We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income gains or losses.
We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under the Contracts are, however, our general corporate obligations.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.
The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new, or delete existing, Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to, or charged against, that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.
We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

The Portfolios
The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the “Portfolio Prospectuses”). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of the Portfolio Prospectus.
Each Portfolio:

•	holds its assets separately from the assets of the other Portfolios,

•	has its own distinct investment objectives and policies, and

•	operates as a separate investment fund.

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

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The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the Portfolios have been established by investment advisers, which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:

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The Alger Portfolios—advised by Fred Alger Management, Inc. of New York, New York.
Alger Large Cap Growth Portfolio–Class I-2 Shares seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio–Class I-2 Shares seeks long-term capital appreciation.
AllianceBernstein Variable Products Series Fund, Inc.—advised by AllianceBernstein, L.P., New York, New York.
AllianceBernstein VPS Growth & Income Portfolio–Class A Shares seeks to provide long-term growth of capital.

Effective May 1, 2014, the Sub-Account investing in this Portfolio was reopened to new Contributions and incoming Transfers .

AllianceBernstein VPS Growth Portfolio–Class A Shares seeks to provide long-term growth of capital.

Effective May 1, 2014, the Sub-Account investing in this Portfolio was reopened to new Contributions and incoming Transfers .

AllianceBernstein VPS International Growth Portfolio–Class A Shares seeks long-term growth of capital.
AllianceBernstein VPS International Value Portfolio–Class A Shares seeks long-term growth of capital.
Effective April 27, 2010, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers).

AllianceBernstein VPS Real Estate Investment Portfolio–Class A Shares seeks total return from long-term growth of capital and income.
AllianceBernstein VPS Small/Mid Cap Value Portfolio–Class A Shares seeks long-term growth of capital.
American Century Variable Portfolios, Inc.—advised by American Centuryࣨ Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.
American Century VP Balanced Fund–Class I Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century VP Income & Growth Fund–Class I Shares seeks capital growth by investing in common stocks. Income is a secondary objective.
Effective May 1, 2014, the Sub-Account investing in this Portfolio was reopened to new Contributions and incoming Transfers .
American Century VP International-Class I Shares seeks capital growth.
American Century VP Value Fund–Class I Shares seeks long-term capital growth. Income is a secondary objective.
American Century VP Mid Cap Value Fund–Class II Shares seeks long-term capital growth. Income is a secondary objective.
BlackRock Variable Series Funds - advised by BlackRock Advisors, LLC at 100 Bellevue Parkway, Wilmington, Delaware, 19809.

Blackrock Global Allocation V.I . Fund - Class I Shares seeks high total investment return.

Columbia Funds—advised by Columbia Management Investment Advisors, LLC of Boston, Massachusetts.
Columbia Variable Portfolio - Marsico 21st Century Fund–Class 2 Shares seeks long term growth of capital.
Columbia Variable Portfolio - Seligman Global Technology Fund–Class 2 Shares seeks long-term capital appreciation.
Columbia Variable Portfolio - Small Cap Value Fund–Class 2 Shares seeks long term capital appreciation.
Delaware VIP Trust—The Series is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect wholly owned subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a wholly owned subsidiary of the Macquarie Group, Ltd.
Delaware VIP Emerging Markets Series - Standard Class Shares seeks long-term capital appreciation.

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Delaware VIP Small Cap Value Series–Standard Class Shares seeks capital appreciation.
Delaware VIP Smid Cap Growth Series–Standard Class Shares seeks long-term capital appreciation.
Dreyfus Investment Portfolios—advised by The Dreyfus Corporation of New York, New York.
Dreyfus Investment Portfolios MidCap Stock Portfolio-Initial Shares seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index.
Effective May 1, 2014, the Sub-Account investing in this Portfolio was reopened to new Contributions and incoming Transfers .
Dreyfus Variable Investment Fund—advised by The Dreyfus Corporation of New York, New York.
Dreyfus Variable Investment Fund Appreciation Portfolio-Initial Shares seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. Sub- Advised by Fayez Sarofim & Co.
Dreyfus Variable Investment Fund Growth and Income Portfolio–Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk.
DWS Variable Series I—advised by Deutsche Investment Management Americas, Inc. of New York, New York.
DWS Capital Growth VIP–Class A Shares seeks to provide long-term growth of capital.
DWS Core Equity VIP Fund – Class A Shares seeks growth of capital and income.
DWS Global Small Cap VIP Fund - Class A Shares seeks above-average capital appreciation over the long-term.
DWS Variable Series II—advised by Deutsche Investment Management Americas, Inc. of New York, New York.
DWS Large Cap Value VIP–Class A Shares seeks to achieve a high rate of total return. Sub-advised by Deutsche Investment Management Americas Inc.
DWS Small Mid Cap Growth VIP - Class A Shares seeks long-term capital appreciation.
DWS Small Mid Cap Value VIP–Class A Shares seeks long-term capital appreciation. Sub-advised by Dreman Value Management L.L.C.
DWS Investments VIT Funds—advised by Deutsche Investment Management, Inc. of New York, New York.
DWS Small Cap Index VIP–Class A Shares seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stock of small U.S. companies. Sub-advised by Northern Trust Investments, Inc.
Federated Insurance Series—advised by Federated Equity Management Company of Pittsburgh, Pennsylvania.
Federated Fund for U.S. Government Securities II seeks to provide current income.
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value Securities Fund–Class 2 Shares seeks long-term total return. Advised by Franklin Advisory Services, LLC, Fort Lee, New Jersey.
Templeton Foreign VIP Fund –Class 2 Shares (formerly Templeton Foreign Securities Fund) seeks long-term capital growth. Advised by Templeton Investment Counsel, LLC, Fort Lauderdale, Florida.
Templeton Global Bond Fund-Class 2 Shares seeks high current income consistent with preservation of capital, with capital appreciation as a secondary consideration. Advised by Templeton Investment Counsel, LLC, Fort Lauderdale, Florida.
Invesco Variable Insurance Funds—advised by Invesco Advisers, Inc., Houston, Texas, and sub-advised by advisory entities affiliated with Invesco Advisors, Inc.
Invesco V.I. Comstock Fund–Series I Shares seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco V.I. Growth and Income Fund–Series I Shares seeks long-term growth of capital and income.
Invesco V.I. High Yield Fund-Series I Shares seeks current income and, secondarily, capital appreciation.
Invesco V.I. International Growth Fund–Series I Shares seeks long-term growth of capital.

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Invesco V.I. Mid Cap Core Equity Fund–Series I Shares seeks long-term growth of capital.

Invesco V.I. Small Cap Equity Fund–Series I Shares seeks long-term growth of capital.
Invesco V.I. Technology - Series I Shares seeks long-term growth of capital.
Janus Aspen Series—advised by Janus Capital Management LLC of Denver, Colorado.
Janus Aspen Balanced Portfolio–Service Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Global Research - Institutional Shares seeks long-term growth of capital.
Janus Aspen Global Technology - Service Shares seeks long-term growth of capital. Janus Aspen Flexible Bond Portfolio–Service Shares seeks to obtain maximum total return, consistent with preservation of capital.
J.P. Morgan Series Trust II —advised by J.P. Morgan Investment Management Inc. of New York, New York.
JP Morgan Insurance Trust Small Cap Core Portfolio seeks capital growth over the long term.
Lazard Retirement Series—advised by Lazard Asset Management, LLC of New York, New York.
Lazard Retirement Emerging Markets Equity Portfolio–Service Shares seeks long term capital appreciation.

Lincoln Variable Insurance Products Trust—advised by Lincoln Investment Advisors Corporation of Fort Wayne, Indiana, and sub-advised by BAMCO, Inc. of New York, New York.
LVIP Baron Growth Opportunities Fund–Service Class Shares seeks capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.

MFS® Variable Insurance Trust—advised by Massachusetts Financial Services Company of Boston, Massachusetts.

MFS® Utilities Series–Service Class Shares seeks total return.
MFS® Variable Insurance Trust II—advised by Massachusetts Financial Services Company of Boston, Massachusetts
MFS® International Value Portfolio–Service Class Shares seeks capital appreciation.
Nationwide Variable Insurance Trust—advised by Nationwide Fund Advisors of King of Prussia, Pennsylvania, and sub-advised by BlackRock Investment Management, LLC of Plainsboro, New Jersey.
NVIT Mid Cap Index Fund–Class II Shares seeks capital appreciation.
Neuberger Berman Advisers Management Trust—advised by Neuberger Berman Management, LLC of New York, New York.
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio–Class S Shares seeks growth of capital.
Effective May 1, 2014, the Sub-Account investing in this Portfolio was reopened to new Contributions and incoming Transfers (including Automatic Custom Transfers):
Oppenheimer Variable Account Funds—advised by OFI Global Asset Management, Inc. and sub-advised by OppenheimerFunds, Inc. of New York, New York.
Oppenheimer Global Fund/VA–Non Service Shares seeks capital appreciation.
Oppenheimer International Growth Fund/VA–Non Service Shares seeks capital appreciation.
Oppenheimer Main Street Small Cap Fund/VA-Non Service Shares seeks capital appreciation.
PIMCO Variable Insurance Trust—advised by Pacific Investment Management Company LLC of Newport Beach, California.
PIMCO VIT CommodityRealReturn Strategic-Administrative Class Shares seeks maximum real return, consistent with prudent

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investment management.
PIMCO VIT High Yield Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Total Return Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust—advised by Pioneer Investment Management, Inc. of Boston, Massachusetts.
Pioneer Emerging Markets VCT Portfolio–Class II Shares seeks long term growth of capital.
Effective April 27, 2010, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Pioneer Fund VCT Portfolio–Class I Shares seeks reasonable income and capital growth.
Pioneer Mid Cap Value VCT Portfolio–Class II Shares seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Pioneer Select Mid Cap Growth VCT Portfolio–Class I Shares seeks long-term capital growth.
The Prudential Series Fund—managed by Prudential Investments LLC of Newark, New Jersey.
The Prudential Series Fund Equity Portfolio–Class II Shares seeks long term growth of capital. Sub-advised by Jennison Associates, LLC of New York, New York.
Effective May 1, 2014, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

The Prudential Series Fund Natural Resources Portfolio–Class II Shares seeks long-term growth of capital.
Effective May 1, 2014, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Putnam Variable Trust—advised by Putnam Investment Management, LLC of Boston, Massachusetts.
Putnam VT American Government Income Fund–Class IB Shares seeks high current income with preservation of capital as its secondary objective.
Putnam VT Equity Income Fund–Class IB Shares seeks capital growth and current income.
Putnam VT Global Health Care Fund–Class IB Shares seeks capital appreciation.
Putnam VT Investors-Class IA Shares seeks long-term growth in capital and any increased income that results from this growth.
Royce Capital Fund—advised by Royce & Associates, LLC of New York, New York.
Royce Capital Fund – Small-Cap Portfolio–Service Class Shares seeks long-term growth of capital.
Effective May 1, 2014, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
Schwab Annuity Portfolios—advised by Charles Schwab Investment Management, Inc. of San Francisco, California.
Schwab MarketTrack Growth Portfolio IITM seeks high capital growth with less volatility than an all-stock portfolio.
Schwab Money Market PortfolioۛTM seeks the highest current income consistent with stability of capital and liquidity by investing in high-quality short-term money market investments issued by U.S. and foreign issuers. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.
Schwab S&P 500 Index Portfolio seeks to track the total return of the S&P 500® Index.

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Sentinel Variable Products Trust—advised by Sentinel Asset Management, Inc. of Montpelier, Vermont.
Sentinel Variable Products Bond Fund seeks high current income while seeking to control risk.
Sentinel Variable Products Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.
Sentinel Variable Products Small Company Fund seeks growth of capital.
Third Avenue Variable Series Trust—advised by Third Avenue Management LLC, of New York, New York.
Third Avenue Value Portfolio–Variable Series Trust Shares seeks long-term capital appreciation mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and a relative absence of liabilities) at a discount to what the adviser believes is their intrinsic value (meaning the value of the company’s net assets or the adviser’s estimate of what the issuer would be worth as a takeover or merger candidate).
Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
T.Rowe Price Variable Variable Insurance Portfolios - advised by T. Rowe Price Associates, Inc. of Baltimore, Maryland.
T.Rowe Price Health Sciences Portfolio-Class II Shares seeks long-term capital appreciation.
Touchstone Variable Series Trust—advised by Touchstone Advisors, Inc. of Cincinnati, Ohio.
Touchstone Mid Cap Growth Fund seeks to increase the value of portfolio shares as a primary goal and to earn income as a secondary goal.
Van Eck VIP Trust—advised by Van Eck Associates Corporation of New York, New York.
Van Eck VIP Global Hard Assets Fund–Class S Shares seeks long-term capital appreciation by investing primarily in “hard asset” securities. Income is a secondary consideration.
Van Eck VIP Unconstrained Emerging Markets Bond Fund–Initial Class Shares seeks high total return—income plus capital appreciation—by investing globally, primarily in a variety of debt securities.
Wells Fargo Advantage Funds—advised by Wells Fargo Funds Management, LLC, a subsidiary of Wells Fargo & Company headquartered in San Francisco, California.
Wells Fargo Advantage VT Discovery Fund–Class 2 Shares seeks long-term capital appreciation.
Wells Fargo Advantage VT Omega Growth Fund-Class 2 Shares seeks long-term capital appreciation.
Wells Fargo Advantage VT Opportunity Fund–Class 2 Shares seeks long-term capital appreciation.

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Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio prospectuses, which can be obtained from the Annuity Service Center. You may also visit www.schwab.com.
The Portfolio prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution
Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments. Currently, Schwab must approve certain changes.
Great-West and Schwab reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act.
If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination.
Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.
If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.

Application and Initial Contributions
The first step to purchasing the Schwab OneSource Annuity® is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. Initial Contributions can be made by check (payable to Great-West Life & Annuity Insurance Company of New York) or transferred from a Schwab brokerage account. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Schwab OneSource Annuity® has a cash value of at least $5,000.
The Contract application and any initial contributions made by check should be sent to Schwab Insurance Services, P.O. Box 7666, San Francisco, CA 94120-7666.
If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.
If your application is incomplete, it will be completed from information Schwab has on file or you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five business days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

Right of Cancellation Period
During the Right of Cancellation period (ten-days required by New York state law and 60 days if the contract is a replacement), you may cancel your Contract. During the Right of Cancellation period, all Contributions will first be allocated to the Money Market Sub-Account and will remain there until the next Transaction Date following the end of the Right of Cancellation period plus five calendar days. If you exercise your Right of Cancellation, you must return the Contract to Great-West or to the representative from whom you purchased it.
Generally, Contributions will be allocated to the Sub-Accounts you selected on the application, effective after the Right of Cancellation Period. During the Right of Cancellation period, you may change your Sub-Account allocations as well as your allocation percentages. Any changes made during the Right of Cancellation period will take effect after the Right of Cancellation period has expired.

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Contracts returned during the Right of Cancellation period will be void from the date we issued the Contract. In New York, we will refund the greater of (i) Contributions (less any withdrawals and distributions taken during the Right of Cancellation period, or (ii) the Annuity Account Value.

Amounts contributed from a 1035 exchange of the Schwab Select Annuity Contract will be immediately allocated to the Sub-Accounts you have selected. If the Contract is returned, it will be void from the start. In many states, we will refund the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us. This amount may be an amount that is higher or lower than your Contribution from the Schwab Select Annuity Contract, which means that you bear the investment risk during the Right of Cancellation period. New York state requires that we return the greater of: (a) Contributions received (less any surrenders, withdrawals, and distributions taken during the Right of Cancellation period), or (b) the Annuity Account Value effective as of the Transaction Date the Contract is returned and received by us.

Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or $100 if made via an Automatic Bank Draft Plan. Total Contributions may exceed $1,000,000 only with our prior approval.
Subsequent Contributions can be made by check or via an Automatic Bank Draft Plan directly from your bank or savings account. You can designate the date you would wish your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to Great-West.
You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Annuity Service Center at Great-West if they are received on a day the New York Stock Exchange is open and received prior to 4 p.m. ET. Subsequent Contributions received on days the New York Stock Exchange is closed or received after 4 p.m. ET on a day the New York Stock Exchange is open, will be credited the next business day.
If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until we are notified by your bank that your check has cleared.
Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value
Before the date annuity payouts begin, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00.
Each Sub-Account's value prior to the Payout Commencement Date is equal to:

•	net Contributions allocated to the corresponding Sub-Account,

•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,

•	minus the daily mortality and expense risk charge, and

•	minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.
The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.
Upon allocating Contributions to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.
Each Sub-Account’s accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's Net Investment Factor for the valuation period. The formula

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used to calculate the Net Investment Factor is discussed in Appendix B.
Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation (“SIPC”).

Transfers
At any time while your Contract is in force, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Annuity Service Center, or through the Internet at www.schwab.com where you will be redirected to a Great-West website where you may make the Transfer. Incoming Transfers to closed Sub-Accounts are not permitted.
Your Request must specify:

•	the amounts being Transferred,

•	the Sub-Account(s) from which the Transfer is to be made, and

•	the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this prospectus, in accordance with all applicable regulations.
A Transfer generally will be effective on the date the Request for Transfer is received by the Annuity Service Center if received before 4:00 p.m. ET. Any transfer request received after 4:00 p.m. ET becomes effective on the following business day we and the New York Stock Exchange are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.
Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.
We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.
At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.
We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.

Market Timing and Excessive Trading
The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio's portfolio securities and the reflection of that change in the Portfolio's share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.
We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner's trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.
If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).
For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio

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first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.
We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.
The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules recently adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.
We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner's Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.
You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual owners of variable insurance contracts. The nature of such orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any open Sub-Account to any other open Sub-Account. (Transfers into closed Sub-Accounts are not permitted.) These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.

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You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of the selected Sub-Account is $100.

•
You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.

How dollar cost averaging works:

Month	Contribution	Units Purchased	Price per unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06 Investor’s average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
You may not participate in dollar cost averaging and Rebalancer at the same time.
Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.
Rebalancer
Over time, variations in each Sub-Account’s investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Annuity Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the request.
If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

How Rebalancer works:
Suppose you purchased your annuity and you decided to allocate 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

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Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

Rebalancer automatically reallocates your Annuity Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.
On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.
Rebalancer Transfers must meet the following conditions:

•	Your entire Annuity Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).

•
You must specify the percentage of your Annuity Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.

•	You may not participate in dollar cost averaging and Rebalancer at the same time.
Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the date annuity payouts begin by submitting a withdrawal Request to the Annuity Service Center or via the Internet at www.schwab.com, or www.schwaballiance.com (for clients of investment managers who are Schwab Alliance customers); however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.
If you request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn and your Death Benefit, if you chose Option 2, will be reduced as a sum of all Proportional Withdrawals from each Sub-Account from which partial withdrawals were made by you.
Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal is $500.
The following terms apply to withdrawals:

•	Partial withdrawals or surrenders are not permitted after the date annuity payouts begin.

•	A partial withdrawal or a surrender will be effective upon the Transaction Date.
Withdrawal requests must be in writing with your original signature. If your instructions are not clear, your request will be denied and no surrender or partial withdrawal will be processed.
If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to commence, Great-West may delay the Annuity Commencement Date by 30 days.
After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.
Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.
Great-West generally will pay the Surrender Value in a single sum within 7 days after receipt of the Request. Great-West may delay payment for: (a) any period (i) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (ii) during which trading on the New York Stock Exchange is restricted; (b) any period during which an emergency exists as a result of which (i) disposal of the Series Account owned by it is not reasonably practicable; or (ii) it is not reasonably practicable

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for the Series Account to determine the value of its net assets; or (c) any other period as the Securities and Exchange Commission may by order permit for the protection of security holders.

Withdrawals to Pay Investment Manager or Financial Advisor Fees
You may request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively “Consultant”). A withdrawal request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.

Tax Consequences of Withdrawals
Withdrawals made for any purpose may be taxable—including payments made by us directly to your Consultant.
In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service ("IRS"). If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.
You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59½, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.
Some states also require withholding for state income taxes. For details about withholding, please see "Federal Tax Matters" on page XX.

Telephone , Fax and Internet Transactions
You may make Transfer requests by telephone, fax and/or by Internet. Transfer requests received before 4:00 p.m. ET on days the New York Stock Exchange is open for business will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next business day we and the New York Stock Exchange are open for business, at that day’s unit value.
We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:

•	requiring some form of personal identification prior to acting on instructions;

•	providing written confirmation of the transaction; and/or

•	tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.
We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Neither partial withdrawals nor surrenders are permitted by telephone; however partial withdrawal Requests in the amount of $25,000 or less may be requested by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.

Death Benefit
At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” on page XX of this Prospectus.
If you have selected Death Benefit Option 1, the amount of the Death Benefit will be the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.
If you have selected Death Benefit Option 2, the amount of the Death Benefit will be the greater of:

•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or

•	the sum of all Contributions, minus any Proportional Withdrawals and minus any Premium Tax.

For example, in a rising market, where an Owner contributed $100,000 which increased to $200,000 due to market appreciation and then withdrew $150,000, the new balance is $50,000 and the Proportional Withdrawal is 75% ($150,000/$200,000 = 75%). This 75%

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Proportional Withdrawal is calculated against the total Contribution amount of $100,000 for a Death Benefit equal to the greater of the Annuity Account Value ($50,000) or total Contributions reduced by 75% ($100,000 reduced by 75%, or $25,000). Here, the Death Benefit would be $50,000.
Separately, if the Owner withdrew $50,000, or 25% of the Annuity Account Value, for a new balance of $150,000, the Death Benefit remains the greater of the Annuity Account Value ($150,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 25%, or $75,000). Here, the Death Benefit is $150,000.
If the Owner withdraws an additional $50,000, this represents an additional Proportional Withdrawal of 33% ($50,000/$150,000 = 33%). The Death Benefit is now equal to the greater of the Annuity Account Value ($100,000) or total Contributions reduced by all the Proportional Withdrawal calculations ($100,000 reduced by 25%, or $75,000, and then reduced by 33%, or $24,750, to equal $50,250). Here, the Death Benefit is $100,000.
In a declining market, where an Owner contributed $100,000 which declined in value due to market losses to $50,000, and the Owner then withdrew $40,000, or 80% of Annuity Account Value, the result is a new account balance of $10,000. When applying Proportional Withdrawals, here 80%, the Death Benefit is the greater of the Annuity Account Value ($10,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 80%, or $20,000). Here the death benefit is $20,000.
The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Proportional Withdrawals). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit Option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Proportional Withdrawals). If you have selected Death Benefit Option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).
If you choose Death Benefit Option 1, your Mortality and Expense Risk Charge is 0.65% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you choose Death Benefit Option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.85%.
The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.
The amount of the Death Benefit will be determined as of the date payments commence. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

•	payout in a single sum, or

•	payout under any of the variable annuity options provided under this Contract.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.
You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.
A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such

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Request. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.
The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.
If the Beneficiary is not the Owner’s surviving Spouse , she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:

•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and

•	such distributions begin not later than one year after the Owner's date of death.

If an election is not received by Great-West from a non- Spouse Beneficiary or substantially equal installments begin later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.
If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.

Distribution of Death Benefit
Death of Annuitant Who is Not the Owner
Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.
If the Annuitant dies after the date annuity payouts begin and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.
If a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.
Contingent Annuitant
While the Annuitant is living, and at least 30 days prior to the Annuity Commencement Date, you may, by written Request designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed, unless a certain date is specified by the Owner(s). Please note you are not required to designate a Contingent Annuitant.

Death of Owner Who Is Not the Annuitant
If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.
If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.
In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's Spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force. If the Beneficiary is a partnership, any benefits will be paid to the partnership as it existed at the time of the Owner’s or the Annuitant’s death.

Death of Owner Who Is the Annuitant
If there is a Joint Owner who is the surviving Spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.
If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's Spouse on the date of the Owner's death) and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
The Owner may change the ownership while the Annuitant and Owner are living. Any change will take effect as of the date the signed written Request is received by us at the Annuity Service Center, unless a different date is specified by the Owner. If the Owner wishes to specify a specific date, that date must be within 60 days of the Owner’s signature. The change will not take affect if any other action was taken by the Owner or payout was made by Great-West before the requested change was processed.

Charges and Deductions
No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.
As more fully described below, charges under the Contract are assessed only as deductions for:

•	Premium Tax, if applicable; and/or

•	charges against your Annuity Account Value for our assumption of mortality and expense risks.

The Contract may be available for use with investment accounts at Schwab that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should consult with your Financial Advisor for more details.

Mortality and Expense Risk Charge
We deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. If you select Death Benefit Option 1, this is a daily charge equal to an effective annual rate of 0.65%. We guarantee that this charge will never increase beyond 0.65%. If you select Death Benefit Option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%.
The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.
Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.
The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.
The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit Option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.
If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, which include profits from this charge.

Expenses of the Portfolios
The values of the assets in the Sub-Accounts reflects the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio.

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Payments we Receive
Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.

Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes, ranging from 0% to 3.5%, in connection with Contributions or values under the Contracts. Currently, due to our total mix of business, our Premium Tax rate in New York for annuities is 0%. In the future, if we are required to pay Premium Taxes, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date.

Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Payout Options
During the Distribution Period, you can choose to receive payouts in three ways—through periodic withdrawals, variable annuity payouts or a single, lump-sum payment.
You may change the Payout Commencement Date within 30 days prior to commencement of payouts. The Annuity Commencement Date may not be earlier than 13 months after the Effective Date of the Contract.

Periodic Withdrawals
You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. All requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Annuity Account Value, less Premium Tax, if any.
In requesting periodic withdrawals, you must elect:

•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;

•	A minimum withdrawal amount of at least $100;

•	The calendar day of the month on which withdrawals will be made; and

•	One of the periodic withdrawal payout options discussed below— you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Sub-Accounts in proportion to their assets. Or, they can be made from specific Sub-Account(s) until they are depleted. After that, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you request otherwise.
While periodic withdrawals are being received:

•	You may continue to exercise all contractual rights, except that no Contributions may be made.

•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.

•	Charges and fees under the Contract continue to apply.

Periodic withdrawals will cease on the earlier of the date:

•	The amount elected to be paid under the option selected has been reduced to zero.

•	The Annuity Account Value is zero.

•	You request that withdrawals stop.

•	You purchase an annuity payout option.

•	The Owner or the Annuitant dies.

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If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.
Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59½.

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:
Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.
Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.
Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.
In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see “Cash Withdrawals” on page XX.

Annuity Payouts
You can choose the date that you wish annuity payouts to start either when you purchase the Contract or at a later date. If you do not select a Payout Commencement Date , payouts will begin on the Annuitant's 90th birthday. You can change your selection at any time up to 30 days before the annuity date that you have selected.
If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Annuity Account Value will be paid out as a variable life annuity with a guaranteed period of 20 years.
The amount to be paid out will be based on the Annuity Account Value, minus any Premium Tax, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000. If your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:
Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15, or 20 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.
Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.
Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.
If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the fifth valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 5%.
For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.
If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. The interest rate used will be 3%.

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Variable Annuity Units
The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payout by its Annuity Unit value on the fifth valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.
Amount of Variable Payouts After the First Payout
Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the fifth valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.
Transfers After the Variable Annuity Commencement Date
Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions
Once payouts start under the annuity payout option you select:

•	no changes can be made in the payout option;

•	no additional Contributions will be accepted under the Contract; and

•	no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see "Federal Tax Matters" below for details.

Seek Tax Advice
The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax advisor should be consulted for further information.

Federal Tax Matters
This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable New York or other tax laws.
The Contract may be purchased only on a non-tax qualified basis (“Non-Qualified Contract”). For federal income tax purposes, purchase payments made under Non-Qualified Contracts are not deductible. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary will depend on the tax status of the individual concerned.

Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

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Taxation of Annuities
Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until a distribution of all or part of the Annuity Account Value is made (for example, withdrawals or annuity payouts under the annuity payout option elected). Also, if you make an assignment, pledge, or agreement to assign or pledge all or any portion of the Annuity Account Value, that amount will be treated as a distribution to you under the Contract. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.
If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the “investment in the Contract” (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.
This rule also does not apply where:

•	The annuity Contract is acquired by the estate of a decedent.

•	The Contract is a qualified funding asset for a structured settlement.

•	The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.
Withdrawals
Partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.
Annuity Payouts
Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations). For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefits selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax adviser regarding the deductibility of the uncovered amount.
Under a tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. Currently, we do not allow partial annuitizations under your Contract.
The taxable portion of any annuity payout is taxed at ordinary income tax rates.
Penalty Tax
There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

•	Made on or after the date on which the Owner reaches age 59½.

•	Made as a result of death or disability of the Owner.

•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:

•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.

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•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death
In order to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:

•
If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner's death. If the sole designated Beneficiary is the Owner's Spouse , the Contract may be continued in the name of the Spouse as Owner.

•
If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner. The rules described under Distribution of Death Benefit are designed to meet these requirements.
Diversification of Investments
For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be "adequately diversified" in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed , at ordinary income tax rates, on the excess of the Annuity Account Value over the “investment in the Contract.”
Although we may not control the investments of the Sub-Accounts or the Portfolios, we expect that the Sub-Accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.
Owner Control
In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Contract.
Transfers, Assignments or Exchanges
A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.
Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.
Withholding
Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.
Section 1035 Exchanges
Code Section 1035 provides that no gain or loss will be recognized on the exchange of one annuity contract for another. Generally, an

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annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.
If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information relating to the federal income tax status of the previous annuity contract to us.
In June 2011, the IRS issued Rev. Proc. 2011-38, which significantly eased the restrictions on partial transfers adopted by Rev. Proc. 2008-24. Under Rev. Proc. 2011-38, a partial exchange will be treated as tax-free under Code Section 1035 if there are no distributions, from either annuity, within 180 days of the partial 1035 exchange rather than the 12-month period required by Rev. Proc. 2008-24. In addition, annuity payments that satisfy the newly enacted partial annuitization rule of Code Section 72(a)(2) will not be treated as a distribution from either the old or new contract. Rev Proc. 2011-38 also replaces Rev. Proc. 2008-24’s automatic characterization of a transfer as a distribution taxable under Code Section 72(e) if it did not qualify as a tax-free exchange under Code Section 1035 with an analysis by the IRS, using general tax principles, to determine the substance, and thus the treatment of, the transaction. Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.

Investment Income Surtax
In taxable years beginning in 2013, distributions from Non-Qualified Annuity Contracts are considered "investment income"for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) "net investment income"; or (b) the excess of a taxpayer's modified adjusted gross income over a specified income level ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). "Net investment income is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult with a competent tax advisor the impact of the Investment Income Surtax on you.

Domestic Partnerships, Civil Unions and Same-Sex Marriages
Following the U.S. Supreme Court's decision in United States v. Windsor , which invalidated the limitation of marriage to opposite sex couples in the federal Defense of Marriage Act, the Internal Revenue Service issued Revenue Ruling 2013-17 which provides guidance on the federal taxation of same-sex couples. Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift, and estate tax, the IRS will recognize same-sex marriage that are legally valid in the state in which the couple currently resides would recognize the marriage.

For federal tax purposes, the term "marriage" does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated a marriage under that state's law. Thus, domestic partners and individuals in civil unions are not treated as Spouses under the Contract. You are strongly encouraged to consult with a qualified financial advisor and/or tax advisor for additional information on your state's law regarding civil unions and same-sex marriages.

Assignments or Pledges
Generally, rights in the Contract may be assigned or pledged as collateral for loans at any time during the life of the Annuitant.
If the Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.
A copy of any assignment must be submitted to Great-West. All assignments are subject to any action taken or payout made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.
If any portion of the Annuity Account Value is assigned or pledged as collateral for a loan, it may be treated as a distribution. Please consult a competent tax advisor for further information.

Distribution of the Contracts
We offer the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts are sold in New York by licensed insurance agents who are registered representatives of Schwab. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of FINRA. Schwab’s principal offices are located at 211 Main Street, San Francisco, California 94105.

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GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.
Great-West (or its affiliates, for purposes of this section only, collectively, "the Company") pays Schwab compensation for the promotion and sale of the Contract. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” on page XX of this Prospectus. The Company pays a portion of these proceeds to Schwab for distribution services.
As compensation for distribution services and some Contract administrative services, the Company pays Schwab a fee based on an annual rate of average monthly Series Account and Fixed Account assets. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and Schwab, to the extent permitted by FINRA rules and other applicable laws and regulations. In the past, the portion of compensation relating to a marketing allowance and/or other promotional incentives or payments to Schwab has amounted to less than $25,000 per year.
You should ask your Schwab representative for further information about what compensation he or she, or Schwab, may receive in connection with your purchase of a Contract.

Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.
Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.
The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.
If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.
Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.
Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.
Contract Owners have no voting rights in Great-West.

Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.

•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.

•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.

•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

•	To change the time or time of day that a valuation date is deemed to have ended.

•
To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.

Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields Jorden Burt, P.A .
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act.  Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Independent Registered Public Accounting Firm and Independent Auditors
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing in the Registration Statement (which report expresses an unqualified opinion and includes an emphasis-of-matter paragraph referring to the financial statements which have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for owners, annuitants, beneficiaries, and other payees.

Available Information
You may request a free copy of the SAI. Please direct any oral, written, or electronic request for such documents to:
Annuity Service Center
P.O. Box 173921
Denver, CO 80217-3921
(888) 560-5938
www.schwab.com

The SEC maintains an Internet web site (http://www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account.
You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.
The SAI contains more specific information relating to the Series Account and Great-West, such as:

•	general information;

•	information about Great-West Life & Annuity Insurance Company of New York and the Variable Annuity-1 Series Account;

•	the calculation of annuity payouts;

•	postponement of payouts;

•	services;

•	withholding; and

•	financial statements.

APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units outstanding Throughout Each Period
For the Periods Ended December 31
Investment Division (0.65)	2013	2012	2011	2010	2009
ALGER LARGE CAP GROWTH
Value at beginning of period	10.36	9.49	9.58	8.51	5.80
Value at end of period	13.90	10.36	9.49	9.58	8.51
Number of accumulation units outstanding at end of period	2,920	986	500	3,069	980
ALGER MID CAP GROWTH
Value at beginning of period	9.00	7.80	8.56	7.21	10.00
Value at end of period	12.15	9.00	7.80	8.56	7.21
Number of accumulation units outstanding at end of period	4,050	4,050	0	0	0
ALLIANCEBERNSTEIN VPS GROWTH
Value at beginning of period	10.79	10.00
Value at end of period	14.37	10.79
Number of accumulation units outstanding at end of period	0	0
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH
Value at beginning of period	7.83	6.82	8.15	7.27	5.24
Value at end of period	8.83	7.83	6.82	8.15	7.27
Number of accumulation units outstanding at end of period	948	17,086	16,954	18,717	12,899
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
Value at beginning of period	6.08	5.34	6.66	6.41	4.79
Value at end of period	7.43	6.08	5.34	6.66	6.41
Number of accumulation units outstanding at end of period	1,467	7,564	8,565	10,220	17,377
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period	12.32	10.23	9.44	7.52	5.85
Value at end of period	12.75	12.32	10.23	9.44	7.52
Number of accumulation units outstanding at end of period	16,422	11,292	7,416	5,402	1,119
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE

Value at beginning of period	11.98	10.16	11.16	8.85	10.00
Value at end of period	16.44	11.98	10.16	11.16	8.85
Number of accumulation units outstanding at end of period	2,125	6,868	6,883	5,992	4,694
AMERICAN CENTURY INVESTMENTS VP BALANCED
Value at beginning of period	11.87	10.69	10.21	9.21	8.03
Value at end of period	13.85	11.87	10.69	10.21	9.21
Number of accumulation units outstanding at end of period	7,569	649	649	649	649
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH
Value at beginning of period	10.55	9.25	9.03	7.96	10.00
Value at end of period	14.23	10.55	9.25	9.03	7.96
Number of accumulation units outstanding at end of period	4,214	4,214	4,437	4,437	3,661
AMERICAN CENTURY INVESTMENTS VP MIDCAP VALUE
Value at beginning of period	17.63	15.27	15.50	13.11	10.00
Value at end of period	22.75	17.63	15.27	15.50	13.11
Number of accumulation units outstanding at end of period	7,502	6,583	6,994	4,501	4,501
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	11.27	9.90	9.86	8.75	7.35
Value at end of period	14.75	11.27	9.90	9.86	8.75
Number of accumulation units outstanding at end of period	10,983	20,759	23,324	16,940	11,716
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY
Value at beginning of period	10.00
Value at end of period	21.08
Number of accumulation units outstanding at end of period	566

COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY

Value at beginning of period	9.86	9.27	10.00
Value at end of period	12.29	9.86	9.27
Number of accumulation units outstanding at end of period	1,513	0	0
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	16.38	14.82	15.89	12.65	10.00
Value at end of period	21.81	16.38	14.82	15.89	12.65
Number of accumulation units outstanding at end of period	514	1,388	1,517	2,562	2,562
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	13.08	11.55	11.79	8.97	6.85
Value at end of period	17.35	13.08	11.55	11.79	8.97
Number of accumulation units outstanding at end of period	6,946	4,401	3,805	3,105	2,234
DELAWARE VIP SMID CAP GROWTH
Value at beginning of period	14.74	13.37	12.44	9.19	10.00
Value at end of period	20.70	14.74	13.37	12.44	9.19
Number of accumulation units outstanding at end of period	10,382	7,669	7,857	167	0
DREYFUS VIF APPRECIATION
Value at beginning of period	12.04	10.97	10.13	8.84	7.26
Value at end of period	14.49	12.04	10.97	10.13	8.84
Number of accumulation units outstanding at end of period	20,924	32,291	31,920	26,554	22,647
DWS CAPITAL GROWTH VIP
Value at beginning of period	10.77	9.34	9.84	8.49	10.00
Value at end of period	14.40	10.77	9.34	9.84	8.49
Number of accumulation units outstanding at end of period	6,873	12,129	24,190	16,399	41
DWS CORE EQUITY VIP
Value at beginning of period	11.01	9.57	9.68	8.56	10.00
Value at end of period	15.02	11.01	9.57	9.68	8.56
Number of accumulation units outstanding at end of period	3,619	3,370	1,085	1,085	0

DWS LARGE CAP VALUE VIP

Value at beginning of period	9.51	8.71	8.78	7.98	6.40
Value at end of period	12.36	9.51	8.71	8.78	7.98
Number of accumulation units outstanding at end of period	542	594	594	3,158	6,983
DWS SMALL CAP INDEX VIP
Value at beginning of period	11.92	10.32	10.86	8.65	6.88
Value at end of period	16.41	11.92	10.32	10.86	8.65
Number of accumulation units outstanding at end of period	4,961	5,471	7,111	6,346	6,494
DWS SMALL MID CAP VALUE VIP
Value at beginning of period	11.52	10.19	10.92	8.93	10.00
Value at end of period	15.48	11.52	10.19	10.92	8.93
Number of accumulation units outstanding at end of period	4,025	10,211	10,211	10,212	10,325
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	11.97	11.70	11.14	10.66	10.20
Value at end of period	11.65	11.97	11.70	11.14	10.66
Number of accumulation units outstanding at end of period	1,158	19,631	26,402	22,490	31,217
FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	12.02	10.22	10.68	8.39	10.00
Value at end of period	16.26	12.02	10.22	10.68	8.39
Number of accumulation units outstanding at end of period	182	639	592	640	757
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	10.03	8.73	9.43	8.41	6.26
Value at end of period	11.85	10.03	8.73	9.43	8.41
Number of accumulation units outstanding at end of period	20,198	25,157	22,661	15,815	11,437
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	14.53	13.18	14.17	12.50	10.00
Value at end of period	18.60	14.53	13.18	14.17	12.50
Number of accumulation units outstanding at end of period	2,535	2,535	0	0	0

INVESCO V.I. SMALL CAP EQUITY

Value at beginning of period	17.41	15.39	15.60	12.21	10.00
Value at end of period	23.78	17.41	15.39	15.60	12.21
Number of accumulation units outstanding at end of period	0	0	0	0	0
INVESCO VAN KAMPEN VI COMSTOCK
Value at beginning of period	11.29	9.53	9.77	8.48	10.00
Value at end of period	15.25	11.29	9.53	9.77	8.48
Number of accumulation units outstanding at end of period	3,271	0	0	0	0
INVESCO VAN KAMPEN VI GROWTH & INCOME
Value at beginning of period	10.72	9.42	9.67	8.65	10.00
Value at end of period	14.28	10.72	9.42	9.67	8.65
Number of accumulation units outstanding at end of period	26,143	15,318	10,734	11,159	7,690
JANUS ASPEN BALANCED
Value at beginning of period	12.59	11.18	11.10	10.33	10.00
Value at end of period	14.98	12.59	11.18	11.10	10.33
Number of accumulation units outstanding at end of period	47,653	35,246	35,172	35,135	12,963
JANUS ASPEN FLEXIBLE BOND
Value at beginning of period	13.98	13.02	12.32	11.51	10.25
Value at end of period	13.85	13.98	13.02	12.32	11.51
Number of accumulation units outstanding at end of period	31,580	49,213	42,843	39,060	24,398
LAZARD RETIREMENT EMERGING MARKETS EQUITY
Value at beginning of period	17.66	14.56	17.87	14.66	10.00
Value at end of period	17.32	17.66	14.56	17.87	14.66
Number of accumulation units outstanding at end of period	12,665	17,921	15,596	13,441	1,643
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	12.99	11.06	10.70	8.52	10.00
Value at end of period	18.08	12.99	11.06	10.70	8.52
Number of accumulation units outstanding at end of period	5,918	15,490	17,789	17,685	14,570

MFS VIT II INTERNATIONAL VALUE

Value at beginning of period	15.94	13.84	14.18	13.12	10.00
Value at end of period	20.22	15.94	13.84	14.18	13.12
Number of accumulation units outstanding at end of period	8,507	14,985	15,211	10,552	1,181
MFS VIT II UTILITIES
Value at beginning of period	11.20	9.96	9.41	8.35	6.32
Value at end of period	13.38	11.20	9.96	9.41	8.35
Number of accumulation units outstanding at end of period	14,308	11,450	2,611	2,227	1,005
NVIT MID CAP INDEX
Value at beginning of period	12.15	10.43	10.78	8.62	10.00
Value at end of period	16.03	12.15	10.43	10.78	8.62
Number of accumulation units outstanding at end of period	3,859	3,040	2,838	2,846	5,083
OPPENHEIMER GLOBAL SECURITIES VA
Value at beginning of period	10.91	9.06	9.94	8.63	10.00
Value at end of period	13.80	10.91	9.06	9.94	8.63
Number of accumulation units outstanding at end of period	801	2,777	2,329	1,499	2,259
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	10.48	8.63	9.36	8.21	10.00
Value at end of period	13.11	10.48	8.63	9.36	8.21
Number of accumulation units outstanding at end of period	7,091	1,523	1,436	1,286	5,950
PIMCO VIT HIGH YIELD
Value at beginning of period	13.82	12.17	11.85	10.42	7.48
Value at end of period	14.52	13.82	12.17	11.85	10.42
Number of accumulation units outstanding at end of period	16,197	22,643	16,231	15,900	4,309
PIMCO VIT LOW DURATION
Value at beginning of period	12.12	11.52	11.47	10.97	9.74
Value at end of period	12.02	12.12	11.52	11.47	10.97
Number of accumulation units outstanding at end of period	90,652	75,192	60,994	49,567	14,484

PIMCO VIT TOTAL RETURN

Value at beginning of period	13.70	12.59	12.23	11.38	10.05
Value at end of period	13.35	13.70	12.59	12.23	11.38
Number of accumulation units outstanding at end of period	53,221	78,274	66,875	63,917	29,301
PIONEER EMERGING MARKETS VCT
Value at beginning of period	7.40	6.67	8.79	7.65	10.00
Value at end of period	7.19	7.40	6.67	8.79	7.65
Number of accumulation units outstanding at end of period	0	0	0	0	5,960
PIONEER FUND VCT
Value at beginning of period	9.96	9.09	9.56	8.30	10.00
Value at end of period	13.19	9.96	9.09	9.56	8.30
Number of accumulation units outstanding at end of period	5,213	6,160	10,850	7,266	8,931
PIONEER GROWTH OPPORTUNITIES VCT
Value at beginning of period	10.00
Value at end of period	17.62
Number of accumulation units outstanding at end of period	587
PIONEER MID CAP VALUE VCT
Value at beginning of period	10.27	9.33	9.97	8.51	10.00
Value at end of period	13.54	10.27	9.33	9.97	8.51
Number of accumulation units outstanding at end of period	361	0	0	0	1,810
PRUDENTIAL SERIES FUND EQUITY
Value at beginning of period	15.72	13.98	14.63	13.21	10.00
Value at end of period	20.77	15.72	13.98	14.63	13.21
Number of accumulation units outstanding at end of period	723	830	830	864	0
PRUDENTIAL SERIES FUND NATURAL RESOURCES
Value at beginning of period	14.09	14.61	18.23	14.39	10.00
Value at end of period	15.36	14.09	14.61	18.23	14.39
Number of accumulation units outstanding at end of period	290	1,950	987	0	0

PUTNAM VT AMERICAN GOVERNMENT INCOME
Value at beginning of period	11.00	10.87	10.00
Value at end of period	10.88	11.00	10.87
Number of accumulation units outstanding at end of period	231	231	1,686
PUTNAM VT EQUITY INCOME
Value at beginning of period	12.75	10.75	10.00
Value at end of period	16.77	12.75	10.75
Number of accumulation units outstanding at end of period	9,586	6,172	5,524
PUTNAM VT GLOBAL HEALTHCARE
Value at beginning of period	10.43	8.58	10.00
Value at end of period	14.68	10.43	8.58
Number of accumulation units outstanding at end of period	8,835	6,349	6,198
ROYCE CAPITAL FUND - SMALL-CAP
Value at beginning of period	16.74	15.01	15.67	13.11	10.00
Value at end of period	22.36	16.74	15.01	15.67	13.11
Number of accumulation units outstanding at end of period	6,163	8,210	8,107	8,430	5,730
SCHWAB MARKETTRACK GROWTH
Value at beginning of period	10.83	9.61	9.77	8.65	10.00
Value at end of period	13.29	10.83	9.61	9.77	8.65
Number of accumulation units outstanding at end of period	10,950	10,613	10,415	5,580	2,101
SCHWAB MONEY MARKET
Value at beginning of period	9.83	9.89	9.96	10.02	10.07
Value at end of period	9.77	9.83	9.89	9.96	10.02
Number of accumulation units outstanding at end of period	144,556	150,222	78,208	196,082	34,349
SCHWAB S&P 500 INDEX
Value at beginning of period	10.88	9.47	9.35	8.21	6.55
Value at end of period	14.28	10.88	9.47	9.35	8.21
Number of accumulation units outstanding at end of period	140,069	109,676	91,655	18,074	13,903

SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	12.71	12.01	11.29	10.59	10.00
Value at end of period	12.59	12.71	12.01	11.29	10.59
Number of accumulation units outstanding at end of period	547	8,370	9,925	5,178	0
SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	16.87	14.75	14.54	12.64	10.00
Value at end of period	22.08	16.87	14.75	14.54	12.64
Number of accumulation units outstanding at end of period	6,400	3,244	3,362	0	0
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	17.60	15.90	15.53	12.63	10.00
Value at end of period	23.56	17.60	15.90	15.53	12.63
Number of accumulation units outstanding at end of period	3,060	3,730	4,036	3,508	3,508
TEMPLETON FOREIGN SECURITIES
Value at beginning of period	11.28	9.60	10.82	10.00
Value at end of period	13.78	11.28	9.60	10.82
Number of accumulation units outstanding at end of period	7,546	7,583	6,622	5,808
THIRD AVENUE VALUE
Value at beginning of period	9.32	7.37	9.42	8.32	10.00
Value at end of period	11.02	9.32	7.37	9.42	8.32
Number of accumulation units outstanding at end of period	1,414	2,717	2,717	2,717	4,131
TOUCHSTONE VST MID CAP GROWTH
Value at beginning of period	16.67	10.00
Value at end of period	22.33	16.67
Number of accumulation units outstanding at end of period	3,546	2,999
VAN ECK VIP GLOBAL BOND
Value at beginning of period	12.96	12.36	11.50	10.90	10.00
Value at end of period	11.70	12.96	12.36	11.50	10.90
Number of accumulation units outstanding at end of period	9,658	13,697	15,326	12,671	799

VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	14.65	14.30	17.28	13.51	10.00
Value at end of period	16.05	14.65	14.30	17.28	13.51
Number of accumulation units outstanding at end of period	20,066	19,812	15,856	14,421	0
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	13.21	11.30	11.32	8.41	10.00
Value at end of period	18.88	13.21	11.30	11.32	8.41
Number of accumulation units outstanding at end of period	1,511	1,674	945	859	3,486
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	11.60	10.10	10.76	8.75	10.00
Value at end of period	15.05	11.60	10.10	10.76	8.75
Number of accumulation units outstanding at end of period	576	576	847	363	1,284
Investment Division (0.85)	2013	2012	2011	2010	2009
ALGER LARGE CAP GROWTH
Value at beginning of period	10.26	9.42	9.53	8.48	10.00
Value at end of period	13.74	10.26	9.42	9.53	8.48
Number of accumulation units outstanding at end of period	405	405	409	337	0
ALGER MID CAP GROWTH
Value at beginning of period	8.92	7.74	8.51	7.19	4.78
Value at end of period	12.01	8.92	7.74	8.51	7.19
Number of accumulation units outstanding at end of period	1,857	2,939	1,857	8,805	8,782
ALLIANCEBERNSTEIN VPS GROWTH
Value at beginning of period	10.69	10.00
Value at end of period	14.21	10.69
Number of accumulation units outstanding at end of period	397	397

ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH
Value at beginning of period	7.75	6.77	8.11	7.25	5.24
Value at end of period	8.73	7.75	6.77	8.11	7.25
Number of accumulation units outstanding at end of period	3,014	1,407	1,652	2,931	7,141
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
Value at beginning of period	6.02	5.30	6.62	6.39	4.78
Value at end of period	7.35	6.02	5.30	6.62	6.39
Number of accumulation units outstanding at end of period	8,062	8,062	8,062	8,062	10,764
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period	12.20	10.15	9.39	7.50	5.84
Value at end of period	12.61	12.20	10.15	9.39	7.50
Number of accumulation units outstanding at end of period	12,043	7,757	8,493	7,382	6,269
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
Value at beginning of period	11.87	10.08	11.10	8.82	10.00
Value at end of period	16.25	11.87	10.08	11.10	8.82
Number of accumulation units outstanding at end of period	2,317	0	0	608	0
AMERICAN CENTURY INVESTMENTS VP BALANCED
Value at beginning of period	11.76	10.61	10.16	9.18	8.02
Value at end of period	13.70	11.76	10.61	10.16	9.18
Number of accumulation units outstanding at end of period	7,583	8,647	11,387	11,387	6,129
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH
Value at beginning of period	10.45	9.19	8.98	7.94	6.78
Value at end of period	14.07	10.45	9.19	8.98	7.94
Number of accumulation units outstanding at end of period	0	0	0	0	0

AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	17.50	15.19	15.45	13.09	10.00
Value at end of period	22.54	17.50	15.19	15.45	13.09
Number of accumulation units outstanding at end of period	920	0	0	0	0
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	11.16	9.83	9.81	8.72	7.34
Value at end of period	14.58	11.16	9.83	9.81	8.72
Number of accumulation units outstanding at end of period	10,264	11,464	7,079	4,811	3,890
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY
Value at beginning of period	9.82	9.26	10.00
Value at end of period	12.22	9.82	9.26
Number of accumulation units outstanding at end of period	1,516	1,516	1,516
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	16.26	14.74	15.84	12.63	10.00
Value at end of period	21.61	16.26	14.74	15.84	12.63
Number of accumulation units outstanding at end of period	0	0	0	428	0
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	12.96	11.47	11.72	8.94	6.84
Value at end of period	17.15	12.96	11.47	11.72	8.94
Number of accumulation units outstanding at end of period	1,212	277	277	854	671
DELAWARE VIP SMID CAP GROWTH
Value at beginning of period	14.61	13.27	12.38	9.16	6.35
Value at end of period	20.47	14.61	13.27	12.38	9.16
Number of accumulation units outstanding at end of period	6,737	6,039	6,441	5,085	3,547
DREYFUS VIF APPRECIATION
Value at beginning of period	11.93	10.89	10.08	8.81	10.00
Value at end of period	14.32	11.93	10.89	10.08	8.81
Number of accumulation units outstanding at end of period	0	2,466	2,594	1,785	0

DWS CAPITAL GROWTH VIP
Value at beginning of period	10.67	9.27	9.79	8.46	10.00
Value at end of period	14.24	10.67	9.27	9.79	8.46
Number of accumulation units outstanding at end of period	3,042	3,320	3,527	508	0
DWS CORE EQUITY VIP
Value at beginning of period	10.90	9.50	9.63	8.53	10.00
Value at end of period	14.85	10.90	9.50	9.63	8.53
Number of accumulation units outstanding at end of period	540	0	0	0	0
DWS LARGE CAP VALUE VIP
Value at beginning of period	9.42	8.65	8.73	7.95	10.00
Value at end of period	12.22	9.42	8.65	8.73	7.95
Number of accumulation units outstanding at end of period	0	0	0	0	0
DWS SMALL CAP INDEX VIP
Value at beginning of period	11.81	10.24	10.81	8.62	10.00
Value at end of period	16.23	11.81	10.24	10.81	8.62
Number of accumulation units outstanding at end of period	1,846	2,177	926	1,554	1,025
DWS SMALL MID CAP VALUE VIP
Value at beginning of period	11.41	10.12	10.86	8.90	6.92
Value at end of period	15.30	11.41	10.12	10.86	8.90
Number of accumulation units outstanding at end of period	5,252	5,290	4,777	5,378	5,674
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	11.86	11.62	11.08	10.62	10.18
Value at end of period	11.52	11.86	11.62	11.08	10.62
Number of accumulation units outstanding at end of period	12,016	13,324	14,962	7,865	6,799
FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	11.90	10.14	10.63	8.36	6.53
Value at end of period	16.08	11.90	10.14	10.63	8.36
Number of accumulation units outstanding at end of period	3,180	3,479	3,293	3,868	3,005

INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	9.93	8.67	9.38	8.38	10.00
Value at end of period	11.72	9.93	8.67	9.38	8.38
Number of accumulation units outstanding at end of period	3,062	5,066	1,375	1,256	1,174
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	14.42	13.11	14.12	12.48	10.00
Value at end of period	18.42	14.42	13.11	14.12	12.48
Number of accumulation units outstanding at end of period	0	0	319	319	0
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	17.28	15.30	15.55	12.20	10.00
Value at end of period	23.56	17.28	15.30	15.55	12.20
Number of accumulation units outstanding at end of period	1,491	1,428	2,349	1,291	798
INVESCO VAN KAMPEN VI COMSTOCK
Value at beginning of period	11.19	9.46	9.72	8.45	10.00
Value at end of period	15.08	11.19	9.46	9.72	8.45
Number of accumulation units outstanding at end of period	7,335	4,725	4,725	4,725	2,670
INVESCO VAN KAMPEN VI GROWTH & INCOME
Value at beginning of period	10.62	9.35	9.62	8.62	10.00
Value at end of period	14.12	10.62	9.35	9.62	8.62
Number of accumulation units outstanding at end of period	7,000	0	1,566	1,451	0
JANUS ASPEN BALANCED
Value at beginning of period	12.47	11.09	11.04	10.30	8.27
Value at end of period	14.81	12.47	11.09	11.04	10.30
Number of accumulation units outstanding at end of period	15,213	5,810	9,067	10,257	5,502
JANUS ASPEN FLEXIBLE BOND
Value at beginning of period	13.85	12.93	12.25	11.47	10.24
Value at end of period	13.69	13.85	12.93	12.25	11.47
Number of accumulation units outstanding at end of period	10,928	12,000	11,131	6,528	5,290

LAZARD RETIREMENT EMERGING MARKETS EQUITY
Value at beginning of period	17.53	14.48	17.81	14.64	10.00
Value at end of period	17.16	17.53	14.48	17.81	14.64
Number of accumulation units outstanding at end of period	5,813	4,667	3,245	7,083	2,505
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	12.87	10.98	10.64	8.49	10.00
Value at end of period	17.88	12.87	10.98	10.64	8.49
Number of accumulation units outstanding at end of period	2,173	741	270	948	2,772
MFS VIT II INTERNATIONAL VALUE
Value at beginning of period	15.83	13.77	14.14	13.11	10.00
Value at end of period	20.03	15.83	13.77	14.14	13.11
Number of accumulation units outstanding at end of period	3,744	1,965	6,124	8,114	2,324
MFS VIT II UTILITIES
Value at beginning of period	11.10	9.89	9.36	8.32	10.00
Value at end of period	13.23	11.10	9.89	9.36	8.32
Number of accumulation units outstanding at end of period	1,854	2,121	336	96	0
NVIT MID CAP INDEX
Value at beginning of period	12.03	10.35	10.73	8.59	6.35
Value at end of period	15.85	12.03	10.35	10.73	8.59
Number of accumulation units outstanding at end of period	3,409	3,493	3,493	2,676	1,339
OPPENHEIMER GLOBAL SECURITIES VA
Value at beginning of period	10.81	8.99	9.89	8.60	10.00
Value at end of period	13.64	10.81	8.99	9.89	8.60
Number of accumulation units outstanding at end of period	3,205	2,749	1,753	0	1,130
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	10.39	8.57	9.31	8.18	5.93
Value at end of period	12.96	10.39	8.57	9.31	8.18
Number of accumulation units outstanding at end of period	8,364	6,153	6,172	6,155	5,475

PIMCO VIT HIGH YIELD
Value at beginning of period	13.69	12.08	11.78	10.38	7.47
Value at end of period	14.35	13.69	12.08	11.78	10.38
Number of accumulation units outstanding at end of period	11,188	13,355	13,287	7,432	7,719
PIMCO VIT LOW DURATION
Value at beginning of period	12.01	11.44	11.41	10.93	10.00
Value at end of period	11.89	12.01	11.44	11.41	10.93
Number of accumulation units outstanding at end of period	25,256	24,859	22,300	16,723	5,565
PIMCO VIT TOTAL RETURN
Value at beginning of period	13.58	12.49	12.16	11.34	10.03
Value at end of period	13.20	13.58	12.49	12.16	11.34
Number of accumulation units outstanding at end of period	42,614	40,712	35,923	22,653	9,612
PIONEER EMERGING MARKETS VCT
Value at beginning of period	7.33	6.62	8.74	7.63	4.42
Value at end of period	7.11	7.33	6.62	8.74	7.63
Number of accumulation units outstanding at end of period	691	691	691	691	3,329
PIONEER FUND VCT
Value at beginning of period	9.87	9.03	9.51	8.27	10.00
Value at end of period	13.04	9.87	9.03	9.51	8.27
Number of accumulation units outstanding at end of period	3,026	3,026	3,026	3,026	3,026
PIONEER GROWTH OPPORTUNITIES VCT
Value at beginning of period	10.00
Value at end of period	17.42
Number of accumulation units outstanding at end of period	2,087
PIONEER MID CAP VALUE VCT
Value at beginning of period	10.17	9.26	9.92	8.48	10.00
Value at end of period	13.39	10.17	9.26	9.92	8.48
Number of accumulation units outstanding at end of period	418	418	404	334	0

PRUDENTIAL SERIES FUND EQUITY
Value at beginning of period	15.61	13.90	14.58	13.19	10.00
Value at end of period	20.58	15.61	13.90	14.58	13.19
Number of accumulation units outstanding at end of period	1,493	1,493	1,493	0	0
PRUDENTIAL SERIES FUND NATURAL RESOURCES
Value at beginning of period	13.97	14.51	18.15	14.37	10.00
Value at end of period	15.21	13.97	14.51	18.15	14.37
Number of accumulation units outstanding at end of period	4,652	4,781	2,861	1,075	669
PUTNAM VT AMERICAN GOVERNMENT INCOME
Value at beginning of period	10.95	10.84	10.00
Value at end of period	10.80	10.95	10.84
Number of accumulation units outstanding at end of period	0	0	1,936
PUTNAM VT EQUITY INCOME
Value at beginning of period	12.68	10.72	10.00
Value at end of period	16.65	12.68	10.72
Number of accumulation units outstanding at end of period	0	0	0
PUTNAM VT GLOBAL HEALTHCARE
Value at beginning of period	10.39	8.57	10.00
Value at end of period	14.60	10.39	8.57
Number of accumulation units outstanding at end of period	0	0	0
ROYCE CAPITAL FUND - SMALL-CAP
Value at beginning of period	16.62	14.93	15.62	13.10	10.00
Value at end of period	22.15	16.62	14.93	15.62	13.10
Number of accumulation units outstanding at end of period	1,110	1,724	2,909	2,310	931
SCHWAB MARKETTRACK GROWTH
Value at beginning of period	10.73	9.54	9.71	8.62	10.00
Value at end of period	13.14	10.73	9.54	9.71	8.62
Number of accumulation units outstanding at end of period	1,878	1,919	2,091	10,655	4,724

SCHWAB MONEY MARKET
Value at beginning of period	9.74	9.82	9.90	9.98	10.06
Value at end of period	9.66	9.74	9.82	9.90	9.98
Number of accumulation units outstanding at end of period	41,676	67,377	52,152	18,784	32,633
SCHWAB S&P 500 INDEX
Value at beginning of period	10.78	9.40	9.30	8.18	6.54
Value at end of period	14.12	10.78	9.40	9.30	8.18
Number of accumulation units outstanding at end of period	24,746	18,674	17,283	18,118	11,103
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	12.62	11.95	11.25	10.58	10.00
Value at end of period	12.47	12.62	11.95	11.25	10.58
Number of accumulation units outstanding at end of period	0	0	0	0	0
SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	16.74	14.67	14.49	12.62	10.00
Value at end of period	21.87	16.74	14.67	14.49	12.62
Number of accumulation units outstanding at end of period	2,778	1,579	1,672	0	0
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	17.47	15.81	15.48	12.62	10.00
Value at end of period	23.34	17.47	15.81	15.48	12.62
Number of accumulation units outstanding at end of period	622	0	0	439	0
TEMPLETON FOREIGN SECURITIES
Value at beginning of period	11.22	9.57	10.80	10.00
Value at end of period	13.68	11.22	9.57	10.80
Number of accumulation units outstanding at end of period	2,227	372	0	0
THIRD AVENUE VALUE
Value at beginning of period	9.23	7.31	9.37	8.29	5.75
Value at end of period	10.89	9.23	7.31	9.37	8.29
Number of accumulation units outstanding at end of period	0	0	5,114	5,114	7,642

TOUCHSTONE VST MID CAP GROWTH
Value at beginning of period	16.55	10.00
Value at end of period	22.12	16.55
Number of accumulation units outstanding at end of period	0	0
VAN ECK VIP GLOBAL BOND
Value at beginning of period	12.87	12.29	11.47	10.89	10.00
Value at end of period	11.59	12.87	12.29	11.47	10.89
Number of accumulation units outstanding at end of period	9,905	9,240	7,232	5,355	1,991
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	14.54	14.22	17.22	13.50	10.00
Value at end of period	15.90	14.54	14.22	17.22	13.50
Number of accumulation units outstanding at end of period	3,509	995	1,987	926	0
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	13.09	11.22	11.26	8.38	6.02
Value at end of period	18.67	13.09	11.22	11.26	8.38
Number of accumulation units outstanding at end of period	1,140	1,644	2,050	3,171	0
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	11.48	10.03	10.70	8.72	10.00
Value at end of period	14.88	11.48	10.03	10.70	8.72
Number of accumulation units outstanding at end of period	0	444	444	444	0

Appendix B – Net Investment Factor
The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a)	is the net result of:

1)	the net asset value per share of the Portfolio shares determined as of the end of the current valuation period, plus

2)	the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current valuation period, minus or plus

3)	a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and

(b)	is the net result of:

(i)	the net asset value per share of the Portfolio shares held in the Sub-Account determined as of the end of the immediately preceding valuation period; minus or plus

(ii)	the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding valuation period, and

(c)
is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit Option 1 or 0.85% if you have selected Death Benefit Option 2.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

B-1

VARIABLE ANNUITY-1 SERIES ACCOUNT

SCHWAB ONESOURCE ANNUITY®

Flexible Premium Deferred Variable Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company of New York
50 Main Street
White Plains, New York 10606
Telephone: (800) 537-2033

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2014 , which is available without charge by contacting the Annuity Service Center, P.O. Box 173921, Denver, Colorado 80217-3921 or at 1-800-838-0649.

The date of this Statement of Additional Information is
May 1, 2014.

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms not defined in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

Great-West Life & Annuity Insurance Company of New York (the "Company" or "Great-West") (formerly known as First Great-West Life & Annuity Insurance Company, and before that as Canada Life Insurance Company of New York), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York. It was qualified to do business on June 7, 1971. The Company is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), a Colorado stock life insurance company. GWL&A is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.

The assets allocated to the Variable Annuity-1 Series Account (the (“Series Account”) are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

CALCULATION OF ANNUITY PAYOUTS

Variable Annuity Options

The Contract provides two variable annuity payout options. When a variable annuity payout option has been selected, the Company converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by the Sub-Account's Annuity Unit Value on the fifth Valuation Date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the annuity payout period.

The first payout under a variable annuity payout option will be based on the value of each Sub-Account on the fifth Valuation Date preceding the Payout Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. Payouts after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the fifth Valuation Date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account.

POSTPONEMENT OF PAYOUTS

With respect to amounts allocated to the Series Account, payout of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payout are received by the Annuity Service Center. However, the determination, application or payout of any death benefit, Transfer, full surrender, partial withdrawal or annuity payout may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

SERVICES

A.	Safekeeping of Series Account Assets

The assets of the Series Account are held by Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the underlying Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West Lifeco Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) in the aggregate, which covers all officers and employees of Great-West.

B.	Independent Registered Public Accounting Firm and Independent Auditors
Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as the Company’s independent auditor and serves as the Series Account’s independent registered public accounting firm. Deloitte & Touche LLP audits financial statements for the Company and the Series Account and provides other audit, tax, and related services.

The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing in the Registration Statement (which report expresses an unqualified opinion and includes an emphasis-of-matter paragraph referring to the financial statements which have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

C.	Principal Underwriter

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. ("GWFS"), an affiliate of Great-West. GWFS is a Delaware corporation and is a member of FINRA. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, GWFS for the Contracts was zero for each of the last three fiscal years.

D.	Administrative Services

Great-West and GWL&A have entered into an Administrative Services Agreement dated August 1, 2003, as amended. Pursuant to the agreement, GWL&A performs certain corporate support services, investment services and other back office administrative services for Great-West. In addition, certain of GWL&A's property, equipment, and facilities are made available for Great-West for its operations. All charges for services and use of facilities to the extent practicable reflect actual costs, and are intended to be in accordance with New York Insurance Laws.

Certain administrative services are provided by GWFS to assist Great-West in processing the Contracts. These services are described in written agreements between GWFS and Great-West. The total compensation paid to GWFS in connection with these services was zero for each of the last three fiscal years.

WITHHOLDING

Annuity payouts and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payouts from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payouts to be delivered outside the United States and with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a taxpayer identification number ("TIN") (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect. Beginning in 2014, we may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act ("FACTA") on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FACTA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FACTA to their purchase situation.

FINANCIAL STATEMENTS

The financial statements of Great-West Life & Annuity Insurance Company of New York should be considered only as bearing upon Depositor's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interests of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

Great-West Life & Annuity
Insurance Company of New York
(a wholly-owned subsidiary of
Great-West Life & Annuity Insurance Company)
Balance Sheets as of December 31, 2013 and 2012
and Related Statements of Income, Comprehensive Income, Stockholder’s Equity and Cash Flows for Each of the Three Years in the Period Ended December 31, 2013 and Independent Auditors’ Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of
Great-West Life & Annuity Insurance Company of New York
White Plains, New York

We have audited the accompanying financial statements of Great-West Life & Annuity Insurance Company of New York (the "Company") (a wholly owned subsidiary of Great-West Life & Annuity Insurance Company), which comprise the balance sheets as of December 31, 2013 and 2012 and the related statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2013 and the related notes to the financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company of New York as of December 31, 2013 and 2012 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

Also as discussed in Note 1 to the financial statements, the accompanying financial statements have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company. Portions of certain expenses represent allocations made from affiliates and may not necessarily be indicative of the conditions that would have existed if the Company had operated as an unaffiliated business. Our opinion is not modified with respect to this matter.
April 15, 2014

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Balance Sheets
December 31, 2013 and 2012
(In Thousands, Except Share Amounts)

	December 31,
	2013	2012

Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost $673,162 and $629,634)	$679,104	$668,734
Fixed maturities, held-for-trading, at fair value (amortized cost $67,216 and $32,226)	65,571	32,719
Mortgage loans on real estate (net of allowances of $100 and $100)	95,152	93,502
Policy loans	23,127	15,501
Short-term investments, available-for-sale (amortized cost $26,778 and $26,418)	26,778	26,418
Equity investments	251	639
Total investments	889,983	837,513
Other assets:
Cash	1,078	6,386
Reinsurance receivable	5,495	49,013
Deferred acquisition costs ("DAC")	12,761	7,032
Investment income due and accrued	7,647	6,559
Deferred income tax asset, net	11,196	—
Collateral under securities lending agreements	11,177	10,234
Due from parent and affiliates	1,218	—
Other assets	3,996	5,123
Assets of discontinued operations	408	488
Separate account assets	542,384	384,355
Total assets	$1,487,343	$1,306,703

See notes to financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Balance Sheets
December 31, 2013 and 2012
(In Thousands, Except Share Amounts)

	December 31,
	2013	2012

Liabilities and stockholder's equity
Policy benefit liabilities:
Future policy benefits	$788,355	$756,968
Policy and contract claims	2,173	3,032
Policyholders' funds	2,188	2,497
Provision for policyholders' dividends	3,000	3,000
Undistributed earnings on participating business	16,578	10,394
Total policy benefit liabilities	812,294	775,891
General liabilities:
Due to parent and affiliates	4,094	1,125
Payable under securities lending agreements	11,177	10,234
Deferred income tax liability, net	—	5,479
Other liabilities	7,063	7,006
Liabilities of discontinued operations	408	488
Separate account liabilities	542,384	384,355
Total liabilities	1,377,420	1,184,578

Commitments and contingencies

Common stock, $1,000 par value, 10,000 shares authorized 2,500 shares issued and outstanding	2,500	2,500
Additional paid-in capital	56,350	56,350
Accumulated other comprehensive income	2,259	17,080
Retained earnings	48,814	46,195
Total stockholder's equity	109,923	122,125
Total liabilities and stockholder's equity	$1,487,343	$1,306,703

See notes to financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Statements of Income
December 31, 2013, 2012, and 2011
(In Thousands)

	Year ended December 31,
	2013	2012	2011

Revenues:
Premium income	$52,905	$8,847	$8,578
Fee income	8,331	6,169	5,753
Other revenue	7,355	—	—
Net investment income	31,117	30,594	28,519
Realized investment gains (losses), net:
Total other-than-temporary gains (losses)	(273)	(424)	(3,508)
Other-than-temporary (gains) losses transferred to other comprehensive income	—	72	2,101
Other realized investment gains (losses), net	2,307	4,657	7,257
Total realized investment gains (losses), net	2,034	4,305	5,850
Total revenues	101,742	49,915	48,700
Benefits and expenses:
Life and other policy benefits	17,495	18,577	16,216
Increase (decrease) in future policy benefits	38,011	(4,746)	(7,005)
Interest paid or credited to contractholders	13,398	12,932	12,899
Provision for policyholders' share of earnings (losses) on participating business	6,117	(2,370)	1,061
Dividends to policyholders	3,998	1,254	1,536
Total benefits	79,019	25,647	24,707
General insurance expenses	17,427	12,885	12,272
Amortization of DAC and value of business acquired ("VOBA")	608	2,379	2,546
Total benefits and expenses	97,054	40,911	39,525
Income before income taxes	4,688	9,004	9,175
Income tax expense	2,069	2,460	4,284
Net income	$2,619	$6,544	$4,891

See notes to financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Statements of Comprehensive Income
December 31, 2013, 2012, and 2011
(In Thousands)

	Year ended December 31,
	2013	2012	2011

Net income	$2,619	$6,544	$4,891
Components of other comprehensive income (loss)
Unrealized holding gains (losses) arising on available-for-sale fixed maturity investments	(24,933)	20,197	17,994
Reclassification adjustment for (gains) losses realized in net income	(2,672)	(2,886)	(6,906)
Net unrealized gains (losses) related to investments	(27,605)	17,311	11,088
Future policy benefits, DAC and VOBA adjustments	4,805	(6,100)	(3,036)
Other comprehensive income (loss) before income taxes	(22,800)	11,211	8,052
Income tax expense (benefit) related to items of other comprehensive income	(7,979)	3,924	2,818
Other comprehensive income (loss) (1)	(14,821)	7,287	5,234
Total comprehensive income (loss)	$(12,202)	$13,831	$10,125

(1)
Other comprehensive income includes the non-credit component of impaired losses (gains) on fixed maturities available-for-sale in the amounts of $665, $1,543 and $(1,011) for the years ended December 31, 2013, 2012 and 2011, respectively.

See notes to financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Statements of Stockholder's Equity
December 31, 2013, 2012, and 2011
(In Thousands)

	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total
Balances, January 1, 2011	$2,500	$56,350	$4,559	$34,760	$98,169
Net income				4,891	4,891
Other comprehensive income (loss), net of income taxes			5,234		5,234
Balances, December 31, 2011	2,500	56,350	9,793	39,651	108,294
Net income				6,544	6,544
Other comprehensive income (loss), net of income taxes			7,287		7,287
Balances, December 31, 2012	2,500	56,350	17,080	46,195	122,125
Net income				2,619	2,619
Other comprehensive income (loss), net of income taxes			(14,821)		(14,821)
Balances, December 31, 2013	$2,500	$56,350	$2,259	$48,814	$109,923

See notes to financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Statements of Cash Flows
December 31, 2013, 2012, and 2011
(In Thousands)

	Year ended December 31,
	2013	2012	2011

Cash flows from operating activities:
Net income	$2,619	$6,544	$4,891
Adjustments to reconcile net income to net cash used in operating activities:
(Losses) earnings allocated to participating policyholders	1,336	(2,370)	1,061
Amortization of premiums (accretion of discounts) on investments, net	2,972	2,009	(404)
Net realized (gains) losses on investments	103	(4,305)	(10,619)
Net purchases of trading securities	(36,096)	(28,917)	(71)
Losses on hedged assets	—	—	3,869
Interest credited to contractholders	13,317	12,849	12,778
Depreciation and amortization	615	2,381	2,549
Deferral of acquisition costs	(3,574)	(4,660)	(1,713)
Deferred income taxes	(3,099)	58	(2,002)
Other, net	(2)	(219)	(434)
Changes in assets and liabilities:
Policy benefit liabilities	(11,001)	(12,152)	(7,107)
Reinsurance receivable	1,301	4,057	(2,661)
Investment income due and accrued	(741)	(922)	(846)
Other assets	1,170	(1,993)	(1,267)
Other liabilities	(312)	1,410	627
Net cash used in operating activities	(31,392)	(26,230)	(1,349)

Cash flows from investing activities:
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities, available-for-sale	139,347	197,804	372,941
Mortgage loans on real estate	8,324	10,028	11,267
Other investments	495	64	76
Purchases of investments:
Fixed maturities, available-for-sale	(138,704)	(250,371)	(522,278)
Mortgage loans on real estate	(10,000)	(10,704)	(28,384)
Other investments	—	(687)	—
Net change in short-term investments	(360)	(9,713)	258,209
Net change in repurchase agreements	—	—	(146,139)
Policy loans, net	(160)	(2,143)	41
Net cash used in investing activities	(1,058)	(65,722)	(54,267)

See notes to financial statements.                                 (Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Statements of Cash Flows
December 31, 2013, 2012, and 2011
(In Thousands)

	Year ended December 31,
	2013	2012	2011
Cash flows from financing activities:
Contract deposits	$97,907	$129,970	$93,265
Contract withdrawals	(69,044)	(35,678)	(41,166)
Change in due to / from parent and affiliates	(2,090)	4,068	3,544
Change in bank overdrafts	369	(191)	(430)
Net cash provided by financing activities	27,142	98,169	55,213

Net (decrease) increase in cash	(5,308)	6,217	(403)
Cash, beginning of year	6,386	169	572
Cash, end of year	$1,078	$6,386	$169

Supplemental disclosures of cash flow information:
Net cash paid during the year for income taxes	$(1,752)	$(1,094)	$(6,184)

Non-cash investing transactions during the year:
Fair value of assets acquired in settlement of fixed maturity investments	$—	$—	$14
Fixed maturity investments, available-for-sale acquired in reinsurance termination (See Note 3)	(44,104)	—	—
Policy loans acquired in reinsurance termination (See Note 3)	(6,468)	—	—

See notes to financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Organization

Great-West Life & Annuity Insurance Company of New York (the “Company”) is a direct wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”) which is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. Inc. (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of life insurance, retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of New York and is subject to regulation by the New York State Department of Financial Services.

Basis of Presentation

The financial statements include the accounts of the Company.

Reclassification

Certain amounts reported in the financial statements and notes to the financial statements as of and for the years ended December 31, 2012 and 2011 have been reclassified to conform to current period presentation.

Use of Estimates

The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). These accounting principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values, impairment of investments, valuation of DAC, valuation of policy benefit liabilities and the valuation of deferred tax assets. Actual results could differ from those estimates.

The Company is a member of a controlled group and therefore, its results may not be indicative of those of a stand-alone company.

Summary of Significant Accounting Policies

Investments

Investments are reported as follows:

1.The Company classifies the majority of its fixed maturity and all of its equity investments as available-for-sale. All available-for-sale fixed maturity and equity investments are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, recorded in accumulated other comprehensive income (loss) (“AOCI”). The Company recognizes the acquisition of its public fixed maturity and equity investments on a trade date basis. Net unrealized gains and losses related to participating contract policies that have not been distributed are included in undistributed earnings on participating business.

Premiums and discounts are recognized as a component of net investment income using the scientific interest method, realized gains and losses are included in net realized investment gains (losses) and declines in value determined to be other-than-temporary are included in total other-than-temporary losses.

The Company purchases fixed maturity securities which are classified as held for trading. Assets in the held for trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

2.Mortgage loans on real estate consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts and mortgage provision allowances. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the scientific interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions.  On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The Company’s mortgage provision allowance is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage provision allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage provision allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. For loan balances greater than 90 days past due or in the process of foreclosure, all accrual of interest is discontinued. The Company resumes interest accrual on loans when a loan returns to current status. Interest accrual may also resume under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”).  In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.Policy loans are carried at their unpaid balances. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policy.
4.Short-term investments include securities purchased with initial maturities of one year or less and are carried at fair value which is approximated from amortized cost. The Company classifies its short-term investments as available-for-sale
5.The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancements on its investment portfolio. The borrower can return and the Company can request the loaned securities at any time. The Company maintains ownership of the

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral. Some cash collateral may be invested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities.
6.The Company’s other-than-temporary impairments (“OTTI”) accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an OTTI has occurred on fixed maturity investments where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•The extent to which estimated fair value is below cost;
•The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•The length of time for which the estimated fair value has been below cost;
•Downgrade of a fixed maturity investment by a credit rating agency;
•Deterioration of the financial condition of the issuer;
•The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and
•Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

If either (a) management has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in AOCI. The expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination. After the recognition of an OTTI, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. The difference between the new amortized cost basis and the future cash flows is accreted into net investment income.  The Company continues to estimate the present value of cash flows expected to be collected over the life of the security.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value on a recurring basis into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

priority to quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities recorded at fair value on a recurring basis have been categorized based upon the following fair value hierarchy:

•Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Financial assets and liabilities utilizing Level 1 inputs include certain money market funds.

•Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

◦Asset-backed, residential mortgage-backed, commercial mortgage-backed securities and collateralized debt obligations - new issue data, monthly payment information, collateral performance and third party real estate analysis.
◦U.S. states and their subdivisions - material event notices.
◦Equity investments - exchange rates, various index data and news sources.
◦Short-term investments - valued based on amortized cost.
◦Separate account assets - exchange rates, various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, currency volatility, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

◦Corporate debt securities – unadjusted single broker quotes which may be in an illiquid market or otherwise deemed unobservable.
◦Asset-backed securities - internal models utilizing asset-backed securities index spreads.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

The policies and procedures utilized to review, account for and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting and reporting policies and procedures around the securities valuation process.

Internal pricing models may be used to value certain Level 3 securities. These models have been created by the Company based on specific characteristics of the portfolio, such as the high level of illiquidity, the low level of market making and trading activity and the collateralized nature of certain securities. These models are recalibrated monthly by adjusting the inputs based on current public security market conditions and how those conditions apply to the Company’s portfolio. Internal model input assumptions may include: prepayment speeds, constant default rates and the Asset Backed Securities Index (“ABX Index”) spread adjusted by an internally calculated liquidity premium. The primary inputs into the internal pricing models are the constant default rate and the internally adjusted ABX Index spread. Additionally, a monthly comparison of the internally developed model prices to pricing vendor evaluations is performed and analyzed. The Company determined the use of internal models was more accurate for certain securities categorized as Level 3 primarily because the internally adjusted ABX Index spread is a better indication of fair value than spread assumptions used by external pricing models in illiquid markets. The internally adjusted ABX Index spread captures exposure to similar cash flows as the Company’s portfolio in a liquid and actively traded market and includes additional spread assumptions for potential illiquidity of the underlying collateral.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices and takes into account the characteristics of the Company’s securities.

Derivative financial instruments

The Company enters into derivative transactions which include the use of U.S. government treasury futures contracts. The Company uses these derivative instruments to manage interest rate risk. Derivative instruments are not used for speculative reasons.

All derivatives, regardless of hedge accounting treatment, are recorded in other assets and other liabilities at fair value. Accounting for the ongoing changes in the fair value of a derivative depends upon the intended use of the derivative and its designation as determined when the derivative contract is entered into. If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income. Investment gains and losses generally result from the termination of derivative contracts prior to expiration.

Cash

Cash includes only amounts in demand deposit accounts.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financing activities in the statement of cash flows. The book overdrafts are included in other liabilities.

Deferred acquisition costs and value of business acquired

The Company incurs costs in connection with the acquisition of new and renewal insurance business. Costs that vary directly with and relate to the successful production of new business are deferred as DAC. These costs consist primarily of commissions, costs associated with the Company’s sales representatives and policy issuance and underwriting expenses related to the production of successfully acquired new business or the acquisition of insurance or annuity contracts. A success factor is derived from actual contracts issued by the Company from requests for proposals or applications received. VOBA represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions. The recoverability of such costs is dependent upon the future profitability of the related business.

DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC and VOBA, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying balance sheets.  The Company issues variable annuity contracts and variable universal life contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and therefore, are not included in the Company's statements of income.

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Great-West Funds Inc. and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Life insurance and annuity future benefits

Life insurance and annuity future benefits with life contingencies in the amounts of $411,097 and $395,417 at December 31, 2013 and 2012, respectively, are computed on the basis of assumed investment yield, mortality, morbidity and expenses, including a margin for adverse deviation. These future policy benefits are calculated as the present value of future benefits (including dividends) and expenses less the present value of future net premiums. The assumptions used in calculating the future policy benefits generally vary by plan, year of issue and policy duration. Additionally, these future policy benefits are established for claims that have been incurred but not reported based on factors derived from past experience.

Annuity contract benefits without life contingencies in the amounts of $377,020 and $361,272 at December 31, 2013 and 2012, respectively, are established at the contract holder’s account value, which is equal to cumulative deposits and credited interest, less withdrawals and mortality and expense and/or administrative service charges. The Company’s general account also has some immediate annuities. Future benefits for immediate annuities without life contingent payouts are computed on the basis of assumed investment yield and expenses.

Reinsurance ceded

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance and modified coinsurance contracts. For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying balance sheets. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims
Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. Claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors of the Company.

Participating life and annuity policy benefit liabilities are $113,849 and $111,934 at December 31, 2013 and 2012, respectively. Participating business comprises approximately 16% and 11% of the Company’s individual life insurance in-force at December 31, 2013 and 2012, and 92%, 43% and 37% of individual life insurance premium income for the years ended December 31, 2013, 2012 and 2011, respectively. The policyholder’s share of net income on participating policies that cannot be distributed to the Company’s stockholder and has not been distributed to participating policyholders is excluded from stockholder’s equity and included in undistributed earnings on participating business in the balance sheet.

Policy benefit liability - unearned revenue liability

Unearned revenue liability (“URL”) relates to universal life and investment products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized over the life of the contracts in proportion to the emergence of gross profits, similar to DAC. Such amortization is recorded in fee income.

Recognition of premium and fee income and benefits and expenses

Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. Premiums and policyholder benefits and expenses are presented net of reinsurance.

Net investment income

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned. Net investment income on equity securities is primarily comprised of dividend income and is recognized on the ex-dividend date.

Realized investment gains (losses) and derivative financial instruments

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis. Realized investment gains and losses also result from certain fair-value hedge relationships.

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than enactments or changes in the tax laws or rules, are considered. A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

2. Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-02 Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU No. 2013-02”). ASU No. 2013-02 requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income for each applicable component of net income on a

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

prospective basis. ASU No. 2013-02 supersedes the presentation requirements for reclassifications out of accumulated other comprehensive income in ASU No. 2011-05 Comprehensive Income (Topic 220): Presentation of Comprehensive Income and ASU No. 2011-12 Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. ASU No. 2013-02 was effective for fiscal years beginning after December 15, 2012. The Company adopted the provisions of ASU No. 2013-02 for its fiscal year beginning January 1, 2013. The adoption did not have a material impact on the Company’s financial statements; see additional disclosures required for amounts reclassified out of accumulated other comprehensive income in Note 10.

3. Related Party Transactions

In the normal course of its business, the Company enters into reinsurance agreements with related parties.
Included in the balance sheets are the following related party amounts:

	December 31,
	2013	2012
Reinsurance receivable	$2,624	$44,002

Included in the statements of income are the following related party amounts:

	December 31,
	2013	2012	2011
Premium income, ceded to related parties	$ 37,760	$ (7,158)	$ (7,833)
Reinsurance recoveries on life and other policy benefits
from related parties	(2,395)	(3,673)	(7,251)

On January 1, 2013, the Company terminated its reinsurance agreement with an affiliate, The Canada Life Assurance Company (“CLAC”), pursuant to which it had ceded certain participating life business on a coinsurance basis. As a result of that termination, the Company recorded the following increases (decreases), at fair value, in its balance sheet in connection with the termination of the reinsurance agreement:

Assets		Liabilities
Fixed maturities, available-for-sale	$44,104	Undistributed earnings on
Policy loans	6,468	participating business	$7,355
Reinsurance receivable	(42,297)	Due to parent and affiliates	3,841
Investment income due and accrued	347
Deferred income tax asset, net	2,574
Total	$11,196	Total	$11,196

On January 1, 2013, the Company recorded the following increases (decreases) in its statement of income in connection with the termination of the reinsurance agreement:

Premium income	$42,297
Other revenue	7,355
Total	49,652

Increase (decrease) in future policy benefits	41,297
Dividends to policyholders	1,000
Total	42,297

Participating policyholders' net income	7,355
Provision for policyholders' share of earnings (losses) on participating business	7,355
Net income available to shareholder	$—

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

Participating policyholders share in the financial results of the participating business in the form of policyholder dividends. The policyholder dividends can be distributed directly to the policyholders in the form of cash or through an increase in benefits such as paid-up additions. The participating policyholder earnings that cannot be distributed to the Company’s shareholder and has not been distributed to participating policyholders are not included in the Company’s net income and are reflected in liabilities in undistributed earnings on participating business in the Company’s balance sheets. As such, the transaction above had no impact on net income available to the Company’s shareholder.
The Company, GWL&A and certain GWL&A subsidiaries have service agreements whereby GWL&A and certain GWL&A subsidiaries administer, distribute and underwrite business for the Company and administer its investment portfolio. The amounts recorded are based upon estimated costs incurred and resources expended. The amounts incurred for these services from GWL&A and certain GWL&A subsidiaries are summarized as follows:

	December 31,
	2013	2012	2011
Investment management expense included in
net investment income	$722	$623	$563
Administrative and underwriting expense included
in general insurance expenses	9,284	7,772	5,937
Total	$10,006	$8,395	$6,500

In September 2013, GWL&A transferred $24,858 of cash and future policy benefits to the Company. The transfer of cash and future policy benefits relate to contracts with policyholders domiciled in the state of New York that were previously accounted for on the books of GWL&A.

In addition, the Company and GWL&A have an agreement whereby GWL&A has committed to provide financial support related to the maintenance of adequate regulatory surplus and liquidity.

4. Summary of Investments
The following tables summarize fixed maturity investments and equity securities classified as available-for-sale and the non-credit-related component of OTTI in AOCI:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

	December 31, 2013
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair value and	OTTI (gain) loss
Fixed Maturities:	cost	gains	losses	carrying value	included in AOCI (1)
U.S. government direct obligations
and U.S. agencies	$70,361	$866	$3,167	$68,060	$—
Obligations of U.S. states and
their subdivisions	30,968	3,228	282	33,914	—
Foreign government securities	2,617	—	14	2,603	—
Corporate debt securities	454,164	13,488	9,881	457,771	(325)
Asset-backed securities	74,909	2,409	848	76,470	(1,064)
Residential mortgage-backed
securities	26,709	580	819	26,470	—
Commercial mortgage-backed
securities	13,434	580	198	13,816	—
Total fixed maturities	$673,162	$21,151	$15,209	$679,104	$(1,389)

Equity investments:
Fixed income mutual funds	$35	$1	$1	$35	$—
Equity mutual funds	152	39	4	187	—
Balanced and asset allocation mutual funds	23	6	—	29	—
Total equity investments	$210	$46	$5	$251	$—

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that had previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

	December 31, 2012
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair value and	OTTI (gain) loss
Fixed Maturities:	cost	gains	losses	carrying value	included in AOCI (1)
U.S. government direct obligations
and U.S. agencies	$70,867	$1,712	$—	$72,579	$—
Obligations of U.S. states and
their subdivisions	28,811	6,823	—	35,634	—
Corporate debt securities	396,708	28,279	911	424,076	(291)
Asset-backed securities	78,472	2,197	1,607	79,062	206
Residential mortgage-backed
securities	35,748	1,109	4	36,853	—
Commercial mortgage-backed
securities	19,028	1,502	—	20,530	—
Total fixed maturities	$629,634	$41,622	$2,522	$668,734	$(85)

Equity investments:
Fixed income mutual funds	$78	$3	$—	$81	$—
Equity mutual funds	461	16	6	471	—
Balanced and asset allocation mutual funds	83	4	—	87	—
Total equity investments	$622	$23	$6	$639	$—
(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that had previous non-credit impairment. The non-credit loss component of OTTI (gain) loss for corporate debt securities was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

See Note 6 for additional discussion regarding fair value measurements.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2013
	Amortized	Estimated
	cost	fair value
Maturing in one year or less	$25,038	$25,867
Maturing after one year through five years	158,118	165,789
Maturing after five years through ten years	194,418	195,008
Maturing after ten years	127,071	123,183
Mortgage-backed and asset-backed securities	168,517	169,257
	$673,162	$679,104

Mortgage-backed (commercial and residential) and asset-backed securities include those issued by U.S. government and U.S. agencies.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table summarizes information regarding the sales of securities classified as available-for-sale:

	Year ended December 31,
	2013	2012	2011
Proceeds from sales	$80,975	$134,090	$333,849
Gross realized investment gains from sales	2,988	3,253	13,839
Gross realized investment losses from sales	42	15	1,657

Included in net investment income are unrealized gains (losses) of ($2,125), $221 and $271 on held-for-trading fixed maturity investments still held at December 31, 2013, 2012 and 2011, respectively.

Mortgage loans on real estate – The following table summarizes the carrying value of the mortgage loan portfolio by component:

	December 31,
	2013	2012
Principal	$94,657	$92,760
Unamortized premium (discount)	595	842
Mortgage provision allowance	(100)	(100)
Total mortgage loans	$95,152	$93,502

The recorded investment of the mortgage loan portfolio categorized as performing was $95,252 and $93,602 as of December 31, 2013 and 2012, respectively.
The following table summarizes activity in the mortgage provision allowance:

	Year ended December 31,
	2013	2012	2011
	Commercial mortgages	Commercial mortgages	Commercial mortgages
Beginning balance	$100	$880	$750
Provision increases	273	—	130
Charge-off	(273)	—	—
Provision decreases	—	(780)	—
Ending balance	$100	$100	$880

Allowance ending balance by basis of impairment method:
Collectively evaluated for impairment	$100	$100	$880

Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$95,252	$93,602	$92,882
Individually evaluated for impairment	4,178	4,985	218
Collectively evaluated for impairment	91,074	88,617	92,664

The table below summarizes the recorded investment of the mortgage loan portfolio by aging category:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Current	Loan balances 31-60 days past due	Loan balances 61-89 days past due	Loan balances greater than 90 days past due or in process of foreclosure	Total portfolio balance
Commercial mortgages:
December 31, 2013	$95,252	$—	$—	$—	$95,252
December 31, 2012	92,238	663	—	701	93,602

Occasionally, the Company elects to grant a concession to a debtor with financial difficulties in an attempt to protect as much of its investment as possible. During the year ended December 31, 2013, the Company had two loans, with remaining principal balances of $1,234, classified as troubled debt restructurings. The loan modification on one loan forgave $247 of principal and, subsequent to the concession, the remaining loan balance was paid in full. The loan modifications on the second loan included a reduced interest rate and maturity extension but the Company expects a full recovery.

Securities lending - The Company participates in a securities lending program whereby securities are loaned to third parties. Securities with a cost or amortized cost of $13,169 and $9,989 and estimated fair values of $12,838 and $10,008 were on loan under the program at December 31, 2013 and 2012, respectively. The Company received restricted cash of $11,177 and $10,234 and a security with a fair value of $2,033 and zero as collateral at December 31, 2013 and 2012, respectively.

Unrealized losses on fixed maturity investments classified as available-for-sale - The following tables summarize unrealized investment losses, including the non-credit-related portion of OTTI losses reported in AOCI, by class of investment:

	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Fixed Maturities	fair value	loss and OTTI	fair value	loss and OTTI	fair value	loss and OTTI
U.S. government direct obligations
and U.S. agencies	$53,401	$3,167	$ -	$ -	$53,401	$3,167
Obligations of U.S. states
and their subdivisions	2,523	282	-	-	2,523	282
Foreign government securities	2,604	14	-	-	2,604	14
Corporate debt securities	149,452	7,673	21,535	2,208	170,987	9,881
Asset-backed securities	8,955	231	5,182	617	14,137	848
Residential mortgage-backed
securities	9,136	819	-	-	9,136	819
Commercial mortgage-backed
securities	5,742	198	-	-	5,742	198
Total fixed maturities	$231,813	$12,384	$26,717	$2,825	$258,530	$15,209

Total number of securities in an
unrealized loss position		65		9		74

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

	December 31, 2012
	Less than twelve months		Twelve months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Fixed Maturities	fair value	loss and OTTI	fair value	loss and OTTI	fair value	loss and OTTI
Corporate debt securities	$46,306	$911	$—	$—	$46,306	$911
Asset-backed securities	—	—	25,332	1,607	25,332	1,607
Residential mortgage-backed
securities	4,917	4	—	—	4,917	4
Total fixed maturities	$51,223	$915	$25,332	$1,607	$76,555	$2,522

Total number of securities in an
unrealized loss position		18		10		28

Fixed maturity investments - Total unrealized losses and OTTI increased by $12,687 from December 31, 2012 to December 31, 2013. The increase in unrealized losses was in the less than twelve month category which increased by $11,469 from December 31, 2012 to December 31, 2013.

This increase was across all asset classes and was due to higher interest rates resulting in generally lower valuations of these fixed maturity securities. The number of securities with unrealized losses in the less than twelve months category increased from 18 at December 31, 2012 to 65 at December 31, 2013. The securities continue to be rated investment grade.

Total unrealized losses greater than twelve months increased by $1,218 from December 31, 2012 to December 31, 2013. Corporate debt securities account for 78%, or $2,208, of the unrealized losses and OTTI greater than twelve months as of December 31, 2013.
Asset-backed securities account for the remaining 22% of unrealized losses and OTTI greater than twelve months as of December 31, 2013. Of the $617 of unrealized losses and OTTI over twelve months on asset-backed securities, 55%, or $340, are on securities which continue to be rated investment grade while 45%, or $277, are considered non-investment grade securities. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

See Note 6 for additional discussion regarding fair value measurements.
Other-than-temporary impairment recognition - The Company recorded OTTI on fixed maturity investments as follows:
The Company recorded no OTTI on fixed maturity investments during the year ended December 31, 2013.

	Year ended December 31, 2012
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI (2)
Fixed maturities:	Credit related (1)	Non-credit related	Non-credit related	Total
Asset-backed securities	$352	$—	$72	$424

(1) All of the $352 in credit related OTTI is bifurcated credit loss recognized on one asset-backed fixed maturity.
(2) Amounts are recognized in OCI in the period incurred.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Year ended December 31, 2011
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI (2)
Fixed maturities:	Credit related (1)	Non-credit related	Non-credit related	Total
Corporate debt securities	$57	$—	$—	$57
Asset-backed securities	1,315	—	2,101	3,416
Total fixed maturities	$1,372	$—	$2,101	$3,473

(1) All of the $1,315 in credit related OTTI is bifurcated credit loss recognized on one asset-backed fixed maturity.
(2) Amounts are recognized in OCI in the period incurred.

The OTTI of fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

	Year ended December 31,
	2013	2012	2011
Beginning balance	$2,133	$4,841	$3,526
Initial impairments - credit loss recognized on securities not previously impaired	—	352	1,315
Reductions due to sales, maturities, or payoffs during the period	—	(3,060)	—
Ending balance	$2,133	$2,133	$4,841

Net Investment Income

The following table summarizes net investment income:

	Year ended December 31,
	2013	2012	2011
Investment income:
Fixed maturity and short-term investments	$26,197	$25,940	$26,879
Mortgage loans on real estate	4,857	5,110	4,982
Policy loans	1,017	353	855
Derivative instruments (1)	—	—	(3,839)
Other	(232)	(186)	205
	31,839	31,217	29,082
Investment expenses	(722)	(623)	(563)
Net investment income	$31,117	$30,594	$28,519

(1) Includes gains (losses) on the hedged asset for fair value hedges.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

Realized Investment Gains (Losses)

The following table summarizes realized investment gains (losses):

	Year ended December 31,
	2013	2012	2011
Realized investment gains (losses):
Fixed maturity and short-term investments	$1,795	$3,235	$10,750
Derivative instruments	—	—	(4,770)
Mortgage loans on real estate (1)	156	1,071	(82)
Other	83	(1)	(48)
Realized investment gains:	$2,034	$4,305	$5,850

(1) Includes provision for mortgage impairments.

In 2012 and 2011, realized gains (losses) on the provision for mortgage impairments, net of recoveries, was $780 and ($130), respectively. In 2012 and 2011, realized gains (losses) on mortgage loan activity not related to the provision was $291 and $48, respectively and was included in Other. In the current year, all mortgage loan activity has been included in a single line item.

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that is segmented for the benefit of the participating fund account. The amounts of net investment income allocated to the participating fund account were $4,176, $3,165 and $4,095 for the years ended December 31, 2013, 2012 and 2011, respectively. The amounts of realized investment gains (losses) allocated to the participating fund account were $(327), $503 and $279 for the years ended December 31, 2013, 2012 and 2011, respectively.

5. Derivative financial instruments
The Company enters into derivative transactions which include the use of U.S. government treasury futures contracts which are used to hedge the economic risks of certain transactions.

Fair value hedges - Interest rate futures are used to manage the interest rate risk of the change in the fair value of certain fixed rate maturity investments. All fair value hedges were closed as of the year ended December 31, 2011.

The Company recognized total derivative gains (losses) in net investment income of zero, zero, and ($3,839) for the years ended December 31, 2013, 2012 and 2011, respectively. The Company realized net investment gains (losses) on closed derivative positions of zero, zero, and $3,700 for the years ended December 31, 2013, 2012 and 2011, respectively. The preceding amounts are all shown net of any gains (losses) on the hedged assets in a fair value hedge that has been recorded in net investment income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table presents the effect of derivative instruments in the statements of income reported by fair value hedges:

	Gain (loss) on derivatives				Gain (loss) on hedged assets
	recognized in net income				recognized in net income

	Year ended December 31,				Year ended December 31,
	2013	2012	2011		2013	2012	2011
Fair value hedges:
Interest rate futures	$—	$—	$30	(A)	$—	$—	$—
Interest rate futures	—	—	(4,770)	(B)	—	—	—
Items hedged in interest rate futures	—	—	—		—	—	(3,869)	(A)
Items hedged in interest rate futures	—	—	—		—	—	8,470	(B)
Total fair value hedges (1)	$—	$—	$(4,740)		$—	$—	$4,601

(1) Hedge ineffectiveness of zero, zero, and ($139) was recognized during the years ended December 31, 2013, 2012 and 2011, respectively.
(A) Net investment income
(B) Realized investment gains (losses), net. Represents realized gains (losses) on closed positions.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

6. Fair Value Measurements
Recurring fair value measurements
The following tables present the Company’s financial assets and liabilities carried at fair value on a recurring basis by fair value hierarchy category:

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2013
	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Assets	(Level 1)	(Level 2)	(Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations
and U.S. agencies	$—	$68,060	$—	$68,060
Obligations of U.S. states and
their subdivisions	—	33,914	—	33,914
Foreign government securities	—	2,603	—	2,603
Corporate debt securities	—	457,771	—	457,771
Asset-backed securities	—	72,479	3,991	76,470
Residential mortgage-backed
securities	—	26,470	—	26,470
Commercial mortgage-backed
securities	—	13,816	—	13,816
Total fixed maturities available-for-sale	—	675,113	3,991	679,104
Fixed maturities held for trading:
U.S. government direct obligations
and U.S. agencies	—	61,392	—	61,392
Corporate debt securities	—	3,153	—	3,153
Commercial mortgage-backed
securities	—	1,026	—	1,026
Total fixed maturities held for trading	—	65,571	—	65,571
Equity investments available-for-sale:
Fixed income mutual funds	—	35	—	35
Equity mutual funds	—	187	—	187
Balanced and asset allocation mutual funds	—	29	—	29
Total equity investments available-for-sale	—	251	—	251
Short-term investments available-for-sale	18,778	8,000	—	26,778
Collateral under securities lending
agreements	11,177	—	—	11,177
Separate account assets	541,267	1,117	—	542,384
Total assets	571,222	750,052	3,991	1,325,265
Liabilities
Payable under securities lending
agreements	$11,177	$—	$—	$11,177

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2012
	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Assets	(Level 1)	(Level 2)	(Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations
and U.S. agencies	$—	$72,579	$—	$72,579
Obligations of U.S. states and
their subdivisions	—	35,634	—	35,634
Corporate debt securities	—	424,076	—	424,076
Asset-backed securities	—	74,233	4,829	79,062
Residential mortgage-backed
securities	—	36,853	—	36,853
Commercial mortgage-backed
securities	—	20,530	—	20,530
Total fixed maturities available-for-sale	—	663,905	4,829	668,734
Fixed maturities held for trading:
U.S. government direct obligations
and U.S. agencies	—	29,275	—	29,275
Corporate debt securities	—	3,444	—	3,444
Total fixed maturities held for trading	—	32,719	—	32,719
Equity investments available-for-sale:
Fixed income mutual funds	—	81	—	81
Equity mutual funds	—	471	—	471
Balanced and asset allocation mutual funds	—	87	—	87
Total equity investments available-for-sale	—	639	—	639
Short-term investments available-for-sale	118	26,300	—	26,418
Collateral under securities lending
agreements	10,234	—	—	10,234
Separate account assets	383,442	913	—	384,355
Total assets	393,794	724,476	4,829	1,123,099

Liabilities
Payable under securities lending
agreements	$10,234	$—	$—	$10,234

The methods and assumptions used to estimate the fair value of the Company’s financial assets and liabilities carried at fair value on a recurring basis are as follows:

Fixed maturity and equity investments

The fair values for fixed maturity and equity investments are based upon market prices from independent pricing

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

services. In cases where market prices are not readily available, such as for private fixed maturity investments, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Short-term investments and securities lending agreements

The amortized cost of short-term investments, collateral under securities lending agreements and payable under securities lending agreements is a reasonable estimate of fair value due to their short-term nature and the high credit quality of the issuers.

Separate account assets

Separate account assets include investments in mutual fund securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis.

Assets measured at fair value using significant unobservable inputs (Level 3)

The following tables present additional information about assets measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

Recurring Level 3 financial assets
Year ended December 31, 2013
Fixed maturities available-for-sale
Asset-backed
securities
Balance, January 1, 2013	$4,829
Realized and unrealized gains (losses) included in:
Other comprehensive income (loss)	$342
Settlements	$(1,180)
Balance, December 31, 2013	$3,991
Total gains (losses) for the period included
in net income attributable to the change
in unrealized gains and losses relating
to assets held at December 31, 2013	$—

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Recurring Level 3 financial assets
	Year ended December 31, 2012
	Fixed maturities available-for-sale
	Corporate	Asset-backed
	debt securities	securities	Total
Balance, January 1, 2012	$ 1,434	$ 5,545	$ 6,979
Realized and unrealized gains (losses) included in:
Net income	21	—	21
Other comprehensive income (loss)	(2)	414	412
Sales	(104)	—	(104)
Settlements	(92)	(1,130)	(1,222)
Transfers out of Level 3 (1)	(1,257)	—	(1,257)
Balance, December 31, 2012	—	4,829	4,829
Total gains (losses) for the period included
in net income attributable to the change
in unrealized gains and losses relating
to assets held at December 31, 2012	$—	$—	$—

(1)     Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors.

	Recurring Level 3 financial assets
	Year ended December 31, 2011
	Fixed maturities available-for-sale
	Corporate	Asset-backed
	debt securities	securities	Total
Balance, January 1, 2011	$2,179	$5,312	$7,491
Realized and unrealized gains (losses) included in:
Net income	(9)	—	(9)
Other comprehensive income (loss)	61	246	307
Settlements	(351)	(13)	(364)
Transfers out of Level 3 (1)	(446)	—	(446)
Balance, December 31, 2011	1,434	5,545	6,979
Total gains (losses) for the period included
in net income attributable to the change
in unrealized gains and losses relating
to assets held at December 31, 2011	$—	$—	$—

(1)     Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following tables presents significant unobservable inputs used during the valuation of certain assets categorized within Level 3 of the recurring fair value measurements table:

	December 31, 2013
	Fair Value	Valuation Technique	Unobservable Input	Weighted Average
Fixed maturities available-for-sale:
Asset-backed securities (1)	$ 3,991	Internal model pricing	Prepayment speed assumption	7

			Constant default rate assumption	4

			Adjusted ABX Index spread assumption (2)	467

(1) Includes home improvement loans only.
(2) Includes an internally calculated liquidity premium adjustment of 217.

At December 31, 2013, after adjusting the ABX Index spread assumption by the liquidity premium, the overall discount rate ranged from 373 to 647 basis points. The constant default rate assumption ranged from 2.1 to 4.6.

	December 31, 2012
	Fair Value	Valuation Technique	Unobservable Input	Weighted Average
Fixed maturities available-for-sale:
Asset-backed securities (1)	$4,829	Internal model pricing	Prepayment speed assumption	5

			Constant default rate assumption	4

			Adjusted ABX Index spread assumption (2)	714

(1) Includes home improvement loans only.
(2) Includes an internally calculated liquidity premium adjustment of 217.

At December 31, 2012, after adjusting the ABX Index spread assumption by the liquidity premium, the overall discount rate ranged from 658 to 918 basis points. The constant default rate assumption ranged from 2.1 to 4.6.

The significant unobservable inputs used in the fair value measurement of asset-backed securities are prepayment speed assumptions, constant default rate assumptions and the ABX Index spread adjusted by an internally calculated liquidity premium with the primary inputs being the constant default rate assumption and the adjusted ABX Index spread assumption. As the constant default rate assumption or the adjusted ABX Index spread assumption decreases, the price and therefore, the fair value, of the securities increases.

Fair value of financial instruments

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments not carried at fair value on a recurring basis:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

	December 31, 2013		December 31, 2012
	Carrying	Estimated	Carrying	Estimated
Assets	amount	fair value	amount	fair value
Mortgage loans on real estate	$95,152	$98,503	$93,502	$102,442
Policy loans	23,127	23,127	15,501	15,501

Liabilities
Annuity contract reserves without
life contingencies	377,020	367,432	361,272	363,671
Policyholders' funds	$2,188	$2,188	$2,497	$2,497

The methods and assumptions used to estimate the fair value of financial instruments not carried at fair value on a recurring basis are summarized as follows:

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy. The estimated fair value was classified as Level 2.

Policy loans

Policy loans are funds provided to policy holders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates carrying value. The estimated fair value was classified as Level 2.

Annuity contract benefits without life contingencies

The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk. The estimated fair value was classified as Level 2.

Policyholders’ funds

The carrying amount of policyholders’ funds approximates the fair value since the Company can change the interest credited rates with 30 days notice. The estimated fair value was classified as Level 2.

7. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term and coinsurance contracts.  On existing business, the Company retains a maximum of $250 of coverage per individual life. For new term life insurance policies, the Company retains 100% of the first $50 of coverage per individual life and 50% of coverage in excess of $50 up to a maximum retention of $250 per individual life.  For new business-owned life insurance policies, the Company retains 100% of the first $250 per individual life.  New term and business-owned life insurance policies are reinsured to GWL&A. The Company does not assume business under reinsurance agreements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. Consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2013 and 2012, the reinsurance receivables had carrying values in the amounts of $5,495 and $49,013, respectively. Included in these amounts are $2,624 and $44,002 at December 31, 2013 and 2012, respectively, associated with reinsurance agreements with related parties. At December 31, 2013 and 2012, 24% and 89%, respectively, of the total reinsurance receivable was due from CLAC, a related party.

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2013:

	Written and	Reinsurance
	earned direct	ceded	Net
Life insurance in-force:
Individual	$3,413,560	$(1,839,552)	$1,574,008

Premium income:
Life insurance	$17,836	$35,069	$52,905

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2012:

	Written and	Reinsurance
	earned direct	ceded	Net
Life insurance in-force:
Individual	$3,724,375	$(2,142,236)	$1,582,139

Premium income:
Life insurance	$18,541	$(9,694)	$8,847

The following table summarizes total premium income for the year ended December 31, 2011:

	Written and	Reinsurance
	earned direct	ceded	Net
Premium income:
Life insurance	$19,751	$(11,173)	$8,578

Reinsurance recoveries for life and other policy benefits were $3,879, $4,871 and $10,918 for the years ended December 31, 2013, 2012 and 2011, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

8. Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in DAC and VOBA:

	DAC	VOBA	Total
Balance, January 1, 2011	$9,866	$198	$10,064
Capitalized additions	1,713	—	1,713
Amortization and writedowns	(2,474)	(72)	(2,546)
Unrealized investment (gains) losses	(2,910)	(126)	(3,036)
Balance, December 31, 2011	6,195	—	6,195
Capitalized additions	4,660	—	4,660
Amortization and writedowns	(2,379)	—	(2,379)
Unrealized investment (gains) losses	(1,444)	—	(1,444)
Balance, December 31, 2012	7,032	—	7,032
Capitalized additions	3,574	—	3,574
Amortization and writedowns	(608)	—	(608)
Unrealized investment (gains) losses	2,763	—	2,763
Balance, December 31, 2013	$12,761	$—	$12,761

9. Stockholder’s Equity and Dividend Restrictions

At December 31, 2013 and 2012, the Company had 10,000 shares of $1,000 par value common stock authorized, 2,500 of which were issued and outstanding at both dates.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners (“NAIC”), is as follows:

	2013	2012	2011		2013	2012
Net (loss) income	$(4,477)	$4,505	$6,937	Capital and surplus	$79,530	$83,008

Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level risk-based capital (“ACL”), as determined in accordance with statutory accounting principles and practices as prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is 200% of ACL. The Company’s risk-based capital ratio was in excess of the required amount as of December 31, 2013.

As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $6,000 of capital and surplus. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.

The maximum amount of dividends that can be paid to stockholders by insurance companies domiciled in the State of New York, without prior approval of the Superintendent, is subject to restrictions relating to statutory surplus and statutory net gain from operations. As filed with the New York State Department of Financial Services, statutory surplus and net gain from operations at and for the year ended December 31, 2013 were $79,530 and $90, respectively. Based on the as filed amounts, the Company may pay up to $7,953 of dividends in 2014 without the approval of the New York Superintendent of Financial Services.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

10. Other Comprehensive Income

The following tables present the accumulated balances for each classification of other comprehensive income (loss):

	Year ended December 31, 2013
	Unrealized holding gains / losses arising on fixed maturities, available-for-sale	Future policy benefits, DAC and VOBA adjustments	Total
Balances, January 1, 2013	$ 22,426	$ (5,346)	$ 17,080
Other comprehensive income (loss)
before reclassifications	(16,206)	3,122	(13,084)
Amounts reclassified from AOCI	(1,737)	0	(1,737)
Net current period other
comprehensive income (loss)	(17,943)	3,122	(14,821)
Balances, December 31, 2013	$ 4,483	$ (2,224)	$ 2,259

	Year ended December 31, 2012
	Unrealized holding gains / losses arising on fixed maturities, available-for-sale	Future policy benefits, DAC and VOBA adjustments	Total
Balances, January 1, 2012	$ 11,174	$ (1,381)	$ 9,793
Other comprehensive income (loss)
before reclassifications	13,128	(3,965)	9,163
Amounts reclassified from AOCI	(1,876)	0	(1,876)
Net current period other
comprehensive income (loss)	11,252	(3,965)	7,287
Balances, December 31, 2012	$ 22,426	$ (5,346)	$ 17,080

	Year ended December 31, 2011
	Unrealized holding gains / losses arising on fixed maturities, available-for-sale	Future policy benefits, DAC and VOBA adjustments	Total
Balances, January 1, 2011	$ 3,967	$ 592	$ 4,559
Other comprehensive income (loss)
before reclassifications	11,696	(1,973)	9,723
Amounts reclassified from AOCI	(4,489)	0	(4,489)
Net current period other
comprehensive income (loss)	7,207	(1,973)	5,234
Balances, December 31, 2011	$ 11,174	$ (1,381)	$ 9,793

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following tables present the composition of other comprehensive income (loss):

	Year ended December 31, 2013
	Before-tax	Tax (expense)	Net-of-tax
	amount	benefit	amount
Unrealized holding gains (losses) arising during the
year on fixed maturities, available-for-sale	$ (24,933)	$ 8,727	$ (16,206)
Reclassification adjustment for (gains)
losses realized in net income	(2,672)	935	(1,737)
Net unrealized gains (losses)	(27,605)	9,662	(17,943)
Future policy benefits and DAC adjustments	4,805	(1,683)	3,122
Net unrealized gains (losses)	(22,800)	7,979	(14,821)
Other comprehensive (loss)	$ (22,800)	$ 7,979	$ (14,821)

	Year ended December 31, 2012
	Before-tax	Tax (expense)	Net-of-tax
	amount	benefit	amount
Unrealized holding gains (losses) arising during the
year on fixed maturities, available-for-sale	$ 20,197	$ (7,069)	$ 13,128
Reclassification adjustment for (gains)
losses realized in net income	(2,886)	1,010	(1,876)
Net unrealized gains (losses)	17,311	(6,059)	11,252
Future policy benefits and DAC adjustments	(6,100)	2,135	(3,965)
Net unrealized gains (losses)	11,211	(3,924)	7,287
Other comprehensive income	$ 11,211	$ (3,924)	$ 7,287

	Year ended December 31, 2011
	Before-tax	Tax (expense)	Net-of-tax
	amount	benefit	amount
Unrealized holding gains (losses) arising during the
year on fixed maturities, available-for-sale	$ 17,994	$ (6,298)	$ 11,696
Reclassification adjustment for (gains)
losses realized in net income	(6,906)	2,417	(4,489)
Net unrealized gains (losses)	11,088	(3,881)	7,207
Future policy benefits, DAC and VOBA adjustments	(3,036)	1,063	(1,973)
Net unrealized gains (losses)	8,052	(2,818)	5,234
Other comprehensive income	$ 8,052	$ (2,818)	$ 5,234

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table presents the reclassifications out of accumulated other comprehensive income (loss):

Year ended December 31, 2013

Amount reclassified
from accumulated
Details about accumulated other	other comprehensive	Affected line item in the statement
comprehensive income (loss) components	income (loss)	where net income is presented
Unrealized (gains) losses arising on
fixed maturities available-for-sale	$(2,672)	Other realized investment gains (losses), net
	$(2,672)	Total before tax
	$(935)	Tax expense or benefit
	$(1,737)	Net of tax

Total reclassification for the period	$(1,737)	Net of tax

11. General Insurance Expenses
The following table summarizes the significant components of general insurance expenses:

	Year ended December 31,
	2013	2012	2011
Commissions	$ 7,979	$ 7,517	$ 4,240
Compensation	6,552	5,378	6,053
Other (1)	2,896	(10)	1,979
Total general insurance expenses	$ 17,427	$ 12,885	$ 12,272

(1) Other general insurance expense includes capitalized additions to DAC, guaranty fund assessments and other regulatory fees and assessments.

12. Income Taxes
The provision for income taxes is comprised of the following:

	Year ended December 31,
	2013	2012	2011
Current	$ 5,168	$ 2,402	$ 6,286
Deferred	(3,099)	58	(2,002)
Total income tax provision	$ 2,069	$ 2,460	$ 4,284

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective income tax rate:

	Year ended December 31,
	2013	2012	2011
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
State income taxes net of federal benefit	8.7%	2.8%	6.6%
Provision for participating policies	0.0%	(9.2%)	3.6%
Other, net	0.4%	(1.3%)	1.5%
Effective income tax rate	44.1%	27.3%	46.7%

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities, is as follows:

	December 31,
	2013		2012
	Deferred	Deferred	Deferred	Deferred
	tax asset	tax liability	tax asset	tax liability
Policyholder reserves	$5,216	$—	$5,734	$—
Deferred acquisition costs	987	—	1,617	—
Investment assets	—	2,269	—	14,696
Policyholder dividends	1,050	—	1,050	—
Guarantee fund accrual	185	—	761	—
Deferred director's fees	340	—	320	—
Earnings on participating business	5,802	—	—	—
Other	—	115	—	265
Total deferred taxes	$13,580	$2,384	$9,482	$14,961

Amounts presented for investment assets above include $(897) and $(10,812) related to the unrealized (gains) losses on the Company’s fixed maturity and equity investments, which are classified as available-for-sale at December 31, 2013 and 2012, respectively.

The Company and its ultimate U.S. parent, Lifeco U.S., have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2009 and prior. Tax years 2010, 2011, and 2012 are open to federal examination by the Internal Revenue Service. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

Included in due to parent and affiliates at December 31, 2013 and 2012 is $3,234 and $687, respectively, of income taxes payable to affiliates related to the consolidated income tax return filed by GWL&A and certain subsidiaries. Included in the balance sheet at December 31, 2013 and 2012 is $143 and $735, respectively, of income taxes receivable in other assets primarily related to the separate state income tax returns filed by the Company.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

13. Commitments and Contingencies

The Company is involved in various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolutions of these proceedings are not expected to have a material effect on the Company’s financial position, results of its operations or cash flows.

The Company makes commitments to fund investments in the normal course of its business. The amounts of these unfunded commitments at December 31, 2013 and 2012 were $4,000 and $5,000, respectively, all of which is due within one year from the dates indicated.

14. Subsequent Event

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s financial statements through April 15, 2014, the date on which the Company’s financial statements were issued. No subsequent event has occurred requiring its recognition or disclosure in the Company’s financial statements.

Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York
Financial Statements for the Years Ended December 31, 2013 and 2012
and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Variable Annuity-1 Series Account
and the Board of Directors of
Great-West Life & Annuity Insurance Company of New York

We have audited the accompanying statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company
of New York (the “Series Account”) as listed in Appendix A as of December 31, 2013, and the related statements of operations, the statements of changes in net assets, and the financial highlights in Note 4 for the periods presented. These financial statements and financial highlights are the responsibility of the
Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of
December 31, 2013, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions constituting the Variable
Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York as of
December 31, 2013, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the
United States of America.

/s/ Deloitte & Touche, LLP

Denver, Colorado
April 8, 2014

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE
& ANNUITY INSURANCE COMPANY OF NEW YORK

APPENDIX A_______________________________________________________________

ALGER LARGE CAP GROWTH PORTFOLIO
ALGER MID CAP GROWTH PORTFOLIO
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
DELAWARE VIP SMALL CAP VALUE SERIES
DELAWARE VIP SMID CAP GROWTH SERIES
DREYFUS IP MIDCAP STOCK PORTFOLIO
DREYFUS VIF APPRECIATION PORTFOLIO
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
DWS CAPITAL GROWTH VIP
DWS CORE EQUITY VIP
DWS LARGE CAP VALUE VIP
DWS SMALL CAP INDEX VIP
DWS SMALL MID CAP VALUE VIP
FEDERATED FUND FOR US GOVERNMENT SECURITIES II
FEDERATED MANAGED TAIL RISK FUND II
FEDERATED MANAGED VOLATILITY FUND II
FRANKLIN SMALL CAP VALUE SECURITIES FUND
INVESCO V.I. CORE EQUITY FUND

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE
& ANNUITY INSURANCE COMPANY OF NEW YORK

APPENDIX A (Continued)______________________________________________________

INVESCO V.I. HIGH YIELD FUND
INVESCO V.I. INTERNATIONAL GROWTH FUND
INVESCO V.I. MID CAP CORE EQUITY FUND
INVESCO V.I. SMALL CAP EQUITY FUND
INVESCO V.I. TECHNOLOGY FUND
INVESCO VAN KAMPEN V.I. COMSTOCK FUND
INVESCO VAN KAMPEN V.I. GROWTH & INCOME FUND
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
JANUS ASPEN JANUS PORTFOLIO
JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
JANUS ASPEN WORLDWIDE PORTFOLIO
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
LVIP BARON GROWTH OPPORTUNITIES FUND
MFS VIT II INTERNATIONAL VALUE PORTFOLIO
MFS VIT UTILITIES SERIES
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
NVIT MID CAP INDEX FUND
OPPENHEIMER GLOBAL SECURITIES FUND/VA
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
PIMCO VIT HIGH YIELD PORTFOLIO
PIMCO VIT LOW DURATION PORTFOLIO
PIMCO VIT TOTAL RETURN PORTFOLIO
PIONEER EMERGING MARKETS VCT PORTFOLIO
PIONEER FUND VCT PORTFOLIO
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
PIONEER MID CAP VALUE VCT PORTFOLIO
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE
& ANNUITY INSURANCE COMPANY OF NEW YORK

APPENDIX A (Concluded)______________________________________________________

PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
PUTNAM VT EQUITY INCOME FUND
PUTNAM VT GLOBAL HEALTH CARE FUND
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHWAB MONEY MARKET PORTFOLIO
SCHWAB S&P 500 INDEX PORTFOLIO
SENTINEL VARIABLE PRODUCTS BOND FUND
SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
TEMPLETON FOREIGN SECURITIES FUND
THIRD AVENUE VALUE PORTFOLIO
TOUCHSTONE VST MID CAP GROWTH FUND
UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
VAN ECK VIP GLOBAL BOND FUND
VAN ECK VIP GLOBAL HARD ASSETS FUND
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH AND INCOME PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
ASSETS:
Investments at fair value (1)	$1,185,870	$273,722	$49,840	$66,533	$432,624	$162,454
Investment income due and accrued	1
Receivable for investments sold
Due from Great West Life & Annuity Insurance Company of New York					385

Total assets	1,185,871	273,722	49,840	66,533	433,009	162,454

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company of New York	136	30	6	9	51	19

Total liabilities	136	30	6	9	51	19

NET ASSETS	$1,185,735	$273,692	$49,834	$66,524	$432,958	$162,435

NET ASSETS REPRESENTED BY:
Accumulation units	$1,185,735	$273,692	$49,834	$66,524	$412,440	$162,435
Contracts in payout phase					20,518

NET ASSETS	$1,185,735	$273,692	$49,834	$66,524	$432,958	$162,435

ACCUMULATION UNITS OUTSTANDING	46,195	15,461	3,300	4,630	28,790	20,468

UNIT VALUE (ACCUMULATION)	$25.67	$17.70	$15.10	$14.37	$14.33	$7.94

(1) Cost of investments:	$874,958	$147,684	$22,987	$48,693	$351,083	$153,189
Shares of investments:	18,886	14,917	1,793	2,144	22,451	10,838

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2013

	INVESTMENT DIVISIONS
	ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
ASSETS:
Investments at fair value (1)	$361,232	$332,015	$584,319	$59,993	$287,554	$363,534
Investment income due and accrued
Receivable for investments sold
Due from Great West Life & Annuity Insurance Company of New York			3,288

Total assets	361,232	332,015	587,607	59,993	287,554	363,534

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company of New York	36	38	65	5	33	37

Total liabilities	36	38	65	5	33	37

NET ASSETS	$361,196	$331,977	$587,542	$59,988	$287,521	$363,497

NET ASSETS REPRESENTED BY:
Accumulation units	$361,196	$331,977	$565,968	$59,988	$287,521	$363,497
Contracts in payout phase			21,574

NET ASSETS	$361,196	$331,977	$587,542	$59,988	$287,521	$363,497

ACCUMULATION UNITS OUTSTANDING	28,466	19,182	34,654	4,214	13,282	16,054

UNIT VALUE (ACCUMULATION)	$12.69	$17.31	$16.33	$14.24	$21.65	$22.64

(1) Cost of investments:	$415,115	$273,009	$514,542	$33,589	$239,956	$280,110
Shares of investments:	32,311	14,505	72,317	6,542	26,774	19,672

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP GROWTH SERIES
ASSETS:
Investments at fair value (1)	$1,425,460	$63,753	$167,656	$11,213	$564,064	$401,684
Investment income due and accrued
Receivable for investments sold
Due from Great West Life & Annuity Insurance Company of New York

Total assets	1,425,460	63,753	167,656	11,213	564,064	401,684

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company of New York	162	7	19	1	61	41

Total liabilities	162	7	19	1	61	41

NET ASSETS	$1,425,298	$63,746	$167,637	$11,212	$564,003	$401,643

NET ASSETS REPRESENTED BY:
Accumulation units	$1,425,298	$63,746	$167,637	$11,212	$564,003	$401,643
Contracts in payout phase

NET ASSETS	$1,425,298	$63,746	$167,637	$11,212	$564,003	$401,643

ACCUMULATION UNITS OUTSTANDING	73,529	3,047	13,707	514	22,783	19,465

UNIT VALUE (ACCUMULATION)	$19.38	$20.92	$12.23	$21.81	$24.76	$20.63

(1) Cost of investments:	$965,930	$52,355	$149,117	$8,990	$391,767	$313,372
Shares of investments:	168,693	3,850	6,624	550	13,520	12,401

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	DWS CAPITAL GROWTH VIP	DWS CORE EQUITY VIP	DWS LARGE CAP VALUE VIP

ASSETS:
Investments at fair value (1)	$62,653	$1,063,821	$62,433	$722,624	$263,343	$323,651
Investment income due and accrued		4,415	144
Receivable for investments sold
Due from Great West Life & Annuity Insurance Company of New York					3,277

Total assets	62,653	1,068,236	62,577	722,624	266,620	323,651

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company of New York	7	112	7	81	30	38

Total liabilities	7	112	7	81	30	38

NET ASSETS	$62,646	$1,068,124	$62,570	$722,543	$266,590	$323,613

NET ASSETS REPRESENTED BY:
Accumulation units	$62,646	$1,068,124	$62,570	$722,543	$245,087	$323,613
Contracts in payout phase					21,503

NET ASSETS	$62,646	$1,068,124	$62,570	$722,543	$266,590	$323,613

ACCUMULATION UNITS OUTSTANDING	2,625	67,510	3,898	47,082	17,001	20,101

UNIT VALUE (ACCUMULATION)	$23.87	$15.82	$16.05	$15.35	$14.42	$16.10

(1) Cost of investments:	$23,460	$843,219	$44,323	$467,664	$227,425	$246,633
Shares of investments:	3,002	22,186	2,087	25,436	22,820	20,266

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	DWS SMALL CAP INDEX VIP	DWS SMALL MID CAP VALUE VIP		FEDERATED FUND FOR US GOVERNMENT SECURITIES II		FEDERATED MANAGED TAIL RISK FUND II		FEDERATED MANAGED VOLATILITY FUND II		FRANKLIN SMALL CAP VALUE SECURITIES FUND
ASSETS:
Investments at fair value (1)	$511,768	$288,246		$1,509,764		$232,623		$68,731		$276,236
Investment income due and accrued
Receivable for investments sold				457
Due from Great West Life & Annuity Insurance Company of New York				1,429

Total assets	511,768	288,246	1	1,511,650	2	232,623	3	68,731	4	276,236

LIABILITIES:
Redemptions payable				457
Due to Great West Life & Annuity Insurance Company of New York	57	32		175		27		8		32

Total liabilities	57	32		632		27		8		32

NET ASSETS	$511,711	$288,214		$1,511,018		$232,596		$68,723		$276,204

NET ASSETS REPRESENTED BY:
Accumulation units	$511,711	$288,214		$1,495,986		$232,596		$68,723		$276,204
Contracts in payout phase				15,032

NET ASSETS	$511,711	$288,214		$1,511,018		$232,596		$68,723		$276,204

ACCUMULATION UNITS OUTSTANDING	21,575	18,488		83,999		14,363		3,357		17,126

UNIT VALUE (ACCUMULATION)	$23.72	$15.59		$17.81		$16.19		$20.47		$16.13

(1) Cost of investments:	$368,141	$183,006		$1,541,400		$280,027		$52,045		$173,582
Shares of investments:	28,930	16,876		137,878		32,949		6,082		11,476

The accompanying notes are an integral part of these financial statements.										(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND
ASSETS:
Investments at fair value (1)	$118,570	$82,639	$600,942	$62,403	$78,967	$363,104
Investment income due and accrued
Receivable for investments sold
Due from Great West Life & Annuity Insurance Company of New York

Total assets	118,570	82,639	600,942	62,403	78,967	363,104

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company of New York	17	10	64	7	9	42

Total liabilities	17	10	64	7	9	42

NET ASSETS	$118,553	$82,629	$600,878	$62,396	$78,958	$363,062

NET ASSETS REPRESENTED BY:
Accumulation units	$118,553	$82,629	$600,878	$62,396	$78,958	$363,062
Contracts in payout phase

NET ASSETS	$118,553	$82,629	$600,878	$62,396	$78,958	$363,062

ACCUMULATION UNITS OUTSTANDING	4,740	3,980	46,515	3,363	3,352	97,193

UNIT VALUE (ACCUMULATION)	$25.01	$20.76	$12.92	$18.55	$23.56	$3.74

(1) Cost of investments:	$75,944	$74,948	$500,856	$51,951	$58,119	$266,935
Shares of investments:	3,085	14,498	17,014	4,124	3,104	18,697

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	INVESCO VAN KAMPEN V.I. COMSTOCK FUND	INVESCO VAN KAMPEN V.I. GROWTH & INCOME FUND		JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
ASSETS:
Investments at fair value (1)	$618,151	$864,981		$463,483		$1,780,958		$469,222		$2,693,799
Investment income due and accrued
Receivable for investments sold				266,543				561
Due from Great West Life & Annuity Insurance Company of New York										1,238

Total assets	618,151	864,981	1	730,026	2	1,780,958	3	469,783	4	2,695,037

LIABILITIES:
Redemptions payable				266,543				561
Due to Great West Life & Annuity Insurance Company of New York	70	91		85		187		55		296

Total liabilities	70	91		266,628		187		616		296

NET ASSETS	$618,081	$864,890		$463,398		$1,780,771		$469,167		$2,694,741

NET ASSETS REPRESENTED BY:
Accumulation units	$618,081	$864,890		$463,398		$1,780,771		$469,167		$2,686,614
Contracts in payout phase										8,127

NET ASSETS	$618,081	$864,890		$463,398		$1,780,771		$469,167		$2,694,741

ACCUMULATION UNITS OUTSTANDING	37,109	55,438		21,190		117,018		22,278		186,329

UNIT VALUE (ACCUMULATION)	$16.66	$15.60		$21.87		$15.22		$21.06		$14.42

(1) Cost of investments:	$442,083	$615,208		$406,828		$1,636,010		$463,901		$2,791,967
Shares of investments:	34,825	32,902		15,312		56,146		39,697		210,782

The accompanying notes are an integral part of these financial statements.										(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	JANUS ASPEN JANUS PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	JANUS ASPEN WORLDWIDE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND
ASSETS:
Investments at fair value (1)	$271,009	$216,071	$293,539	$441,237	$638,333	$2,040,728
Investment income due and accrued
Receivable for investments sold		78				112
Due from Great West Life & Annuity Insurance Company of New York		8,375				993

Total assets	271,009	224,524	293,539	441,237	638,333	2,041,833

LIABILITIES:
Redemptions payable		78				112
Due to Great West Life & Annuity Insurance Company of New York	31	25	34	620	68	234

Total liabilities	31	103	34	620	68	346

NET ASSETS	$270,978	$224,421	$293,505	$440,617	$638,265	$2,041,487

NET ASSETS REPRESENTED BY:
Accumulation units	$270,978	$182,485	$293,505	$419,406	$638,265	$2,031,043
Contracts in payout phase		41,936		21,211		10,444

NET ASSETS	$270,978	$224,421	$293,505	$440,617	$638,265	$2,041,487

ACCUMULATION UNITS OUTSTANDING	11,821	6,602	27,732	20,712	37,072	61,612

UNIT VALUE (ACCUMULATION)	$22.92	$27.64	$10.58	$20.25	$17.22	$32.97

(1) Cost of investments:	$156,804	$221,269	$319,323	$290,415	$644,378	$1,283,612
Shares of investments:	7,924	5,142	7,173	11,317	29,676	45,148

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	MFS VIT II INTERNATIONAL VALUE PORTFOLIO	MFS VIT UTILITIES SERIES	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL SECURITIES FUND/VA	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
ASSETS:
Investments at fair value (1)	$703,877	$321,753	$17,055	$446,019	$1,155,484	$201,426
Investment income due and accrued
Receivable for investments sold
Due from Great West Life & Annuity Insurance Company of New York	4,122				504

Total assets	707,999	321,753	17,055	446,019	1,155,988	201,426

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company of New York	76	32	2	50	134	21

Total liabilities	76	32	2	50	134	21

NET ASSETS	$707,923	$321,721	$17,053	$445,969	$1,155,854	$201,405

NET ASSETS REPRESENTED BY:
Accumulation units	$694,182	$321,721	$17,053	$445,969	$1,150,549	$201,405
Contracts in payout phase	13,741				5,305

NET ASSETS	$707,923	$321,721	$17,053	$445,969	$1,155,854	$201,405

ACCUMULATION UNITS OUTSTANDING	34,580	24,154	1,174	19,516	45,060	15,455

UNIT VALUE (ACCUMULATION)	$20.07	$13.32	$14.53	$22.85	$25.53	$13.03

(1) Cost of investments:	$534,294	$285,587	$14,416	$361,785	$752,934	$160,902
Shares of investments:	32,617	10,224	937	18,355	28,279	78,376

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
ASSETS:
Investments at fair value (1)	$2,537,257	$3,887,568	$5,639,597	$4,914	$225,846	$173,771
Investment income due and accrued	11,194	2,363	24,464
Receivable for investments sold
Due from Great West Life & Annuity Insurance Company of New York			1,637

Total assets	2,548,451	3,889,931	5,665,698	4,914	225,846	173,771

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company of New York	2,950	406	639	1	24	20

Total liabilities	2,950	406	639	1	24	20

NET ASSETS	$2,545,501	$3,889,525	$5,665,059	$4,913	$225,822	$173,751

NET ASSETS REPRESENTED BY:
Accumulation units	$2,518,616	$3,889,525	$5,647,842	$4,913	$225,822	$173,751
Contracts in payout phase	26,885		17,217

NET ASSETS	$2,545,501	$3,889,525	$5,665,059	$4,913	$225,822	$173,751

ACCUMULATION UNITS OUTSTANDING	137,824	303,923	382,429	691	14,516	8,349

UNIT VALUE (ACCUMULATION)	$18.27	$12.80	$14.77	$7.11	$15.56	$20.81

(1) Cost of investments:	$2,503,207	$3,839,472	$5,735,327	$5,336	$185,163	$125,064
Shares of investments:	314,406	366,406	513,625	199	8,604	5,301

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	PIONEER MID CAP VALUE VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL HEALTH CARE FUND
ASSETS:
Investments at fair value (1)	$119,671	$157,133	$75,195	$2,509	$199,406	$210,069
Investment income due and accrued
Receivable for investments sold
Due from Great West Life & Annuity Insurance Company of New York

Total assets	119,671	157,133	75,195	2,509	199,406	210,069

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company of New York	14	18	9	1	19	21

Total liabilities	14	18	9	1	19	21

NET ASSETS	$119,657	$157,115	$75,186	$2,508	$199,387	$210,048

NET ASSETS REPRESENTED BY:
Accumulation units	$119,657	$157,115	$75,186	$2,508	$199,387	$210,048
Contracts in payout phase

NET ASSETS	$119,657	$157,115	$75,186	$2,508	$199,387	$210,048

ACCUMULATION UNITS OUTSTANDING	8,417	9,020	4,942	231	11,907	14,342

UNIT VALUE (ACCUMULATION)	$14.22	$17.42	$15.21	$10.86	$16.75	$14.65

(1) Cost of investments:	$78,259	$104,292	$74,410	$2,502	$157,690	$170,143
Shares of investments:	5,251	4,360	2,044	252	9,775	12,018

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2013

	INVESTMENT DIVISIONS
	ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
ASSETS:
Investments at fair value (1)	$327,284	$721,484	$5,223,340	$10,461,489	$88,276	$350,917
Investment income due and accrued			64
Receivable for investments sold			38	87
Due from Great West Life & Annuity Insurance Company of New York			35,775

Total assets	327,284	721,484	5,259,217	10,461,576	88,276	350,917

LIABILITIES:
Redemptions payable			38	87
Due to Great West Life & Annuity Insurance Company of New York	35	80	571	2,463	11	37

Total liabilities	35	80	609	2,550	11	37

NET ASSETS	$327,249	$721,404	$5,258,608	$10,459,026	$88,265	$350,880

NET ASSETS REPRESENTED BY:
Accumulation units	$327,249	$721,404	$5,207,460	$10,402,938	$88,265	$350,880
Contracts in payout phase			51,148	56,088

NET ASSETS	$327,249	$721,404	$5,258,608	$10,459,026	$88,265	$350,880

ACCUMULATION UNITS OUTSTANDING	14,716	35,520	450,237	488,327	7,073	15,984

UNIT VALUE (ACCUMULATION)	$22.24	$20.31	$11.57	$21.30	$12.48	$21.95

(1) Cost of investments:	$241,613	$515,582	$5,223,340	$7,161,580	$90,759	$318,226
Shares of investments:	23,820	37,383	5,223,340	387,033	9,054	19,082

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2013

	INVESTMENT DIVISIONS
	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	TEMPLETON FOREIGN SECURITIES FUND	THIRD AVENUE VALUE PORTFOLIO	TOUCHSTONE VST MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO	VAN ECK VIP GLOBAL BOND FUND
ASSETS:
Investments at fair value (1)	$93,586	$277,561	$152,106	$86,937	$986,397	$656,711
Investment income due and accrued
Receivable for investments sold
Due from Great West Life & Annuity Insurance Company of New York					4,536

Total assets	93,586	277,561	152,106	86,937	990,933	656,711

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company of New York	9	29	2,699	8	115	74

Total liabilities	9	29	2,699	8	115	74

NET ASSETS	$93,577	$277,532	$149,407	$86,929	$990,818	$656,637

NET ASSETS REPRESENTED BY:
Accumulation units	$93,577	$277,532	$139,005	$86,929	$961,050	$656,637
Contracts in payout phase			10,402		29,768

NET ASSETS	$93,577	$277,532	$149,407	$86,929	$990,818	$656,637

ACCUMULATION UNITS OUTSTANDING	3,981	20,227	13,397	3,896	26,623	56,576

UNIT VALUE (ACCUMULATION)	$23.51	$13.72	$10.38	$22.31	36.10	$11.61

(1) Cost of investments:	$89,429	$239,134	$106,607	$64,521	$694,397	$713,374
Shares of investments:	5,734	16,100	9,185	4,622	62,668	61,954

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2013

	INVESTMENT DIVISIONS
	VAN ECK VIP GLOBAL HARD ASSETS FUND	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$377,917	$49,806	$116,315	$216,897
Investment income due and accrued
Receivable for investments sold
Due from Great West Life & Annuity Insurance Company of New York

Total assets	377,917	49,806	116,315	216,897

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company of New York	35	5	4,338	25

Total liabilities	35	5	4,338	25

NET ASSETS	$377,882	$49,801	$111,977	$216,872

NET ASSETS REPRESENTED BY:
Accumulation units	$377,882	$49,801	$95,206	$216,872
Contracts in payout phase			16,771

NET ASSETS	$377,882	$49,801	$111,977	$216,872

ACCUMULATION UNITS OUTSTANDING	23,575	2,650	5,872	11,987

UNIT VALUE (ACCUMULATION)	$16.03	$18.79	$16.21	$18.09

(1) Cost of investments:	$363,769	$38,475	$83,784	$219,699
Shares of investments:	12,370	1,415	4,448	20,252

The accompanying notes are an integral part of these financial statements.				(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH AND INCOME PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO

INVESTMENT INCOME:
Dividends	$8,342	$817	$578	$161	$4,460	$10,806

EXPENSES:
Mortality and expense risk	9,031	1,991	372	486	4,563	1,614

NET INVESTMENT INCOME (LOSS)	(689)	(1,174)	206	(325)	(103)	9,192

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sale of fund shares	9,178	9,584	185	71	102,697	24,920
Realized gain distributions

Net realized gain on investments	9,178	9,584	185	71	102,697	24,920

Change in net unrealized appreciation on investments	311,525	64,326	12,201	16,716	(35,273)	5,320

Net realized and unrealized gain on investments	320,703	73,910	12,386	16,787	67,424	30,240

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$320,014	$72,736	$12,592	$16,462	$67,321	$39,432

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND

INVESTMENT INCOME:
Dividends	$5,470	$1,476	$8,643	$1,171	$4,323	$3,553

EXPENSES:
Mortality and expense risk	2,631	2,177	4,538	341	2,210	2,436

NET INVESTMENT INCOME (LOSS)	2,839	(701)	4,105	830	2,113	1,117

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sale of fund shares	10,262	37,370	54,290	138	231	10,947
Realized gain distributions	37,927	13,705	11,007			4,718

Net realized gain on investments	48,189	51,075	65,297	138	231	15,665

Change in net unrealized appreciation (depreciation) on investments	(47,525)	36,148	13,879	14,566	48,484	62,009

Net realized and unrealized gain on investments	664	87,223	79,176	14,704	48,715	77,674

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$3,503	$86,522	$83,281	$15,534	$50,828	$78,791

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP GROWTH SERIES

INVESTMENT INCOME:
Dividends	$23,324	$72	$—	$352	$2,769	$87

EXPENSES:
Mortality and expense risk	11,625	272	651	416	3,558	2,896

NET INVESTMENT INCOME (LOSS)	11,699	(200)	(651)	(64)	(789)	(2,809)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sale of fund shares	182,554	630	364	10,908	7,810	12,104
Realized gain distributions			746		17,559	19,389

Net realized gain on investments	182,554	630	1,110	10,908	25,369	31,493

Change in net unrealized appreciation on investments	184,855	11,842	18,643	6,941	97,188	102,490

Net realized and unrealized gain on investments	367,409	12,472	19,753	17,849	122,557	133,983

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$379,108	$12,272	$19,102	$17,785	$121,768	$131,174

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	DWS CAPITAL GROWTH VIP	DWS CORE EQUITY VIP	DWS LARGE CAP VALUE VIP

INVESTMENT INCOME:
Dividends	$740	$21,021	$527	$8,574	$4,118	$6,637

EXPENSES:
Mortality and expense risk	468	8,843	502	5,329	2,181	2,616

NET INVESTMENT INCOME	272	12,178	25	3,245	1,937	4,021

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sale of fund shares	274	189,706	1,345	18,140	43,739	21,648
Realized gain distributions		2,803

Net realized gain on investments	274	192,509	1,345	18,140	43,739	21,648

Change in net unrealized appreciation on investments	15,298	6,992	16,428	170,068	27,547	54,311

Net realized and unrealized gain on investments	15,572	199,501	17,773	188,208	71,286	75,959

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$15,844	$211,679	$17,798	$191,453	$73,223	$79,980

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	DWS SMALL CAP INDEX VIP	DWS SMALL MID CAP VALUE VIP	FEDERATED FUND FOR US GOVERNMENT SECURITIES II	FEDERATED MANAGED TAIL RISK FUND II	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE SECURITIES FUND

INVESTMENT INCOME:
Dividends	$8,274	$3,950	$40,361	$2,164	$2,028	$3,020

EXPENSES:
Mortality and expense risk	4,207	2,400	11,454	1,891	567	1,933

NET INVESTMENT INCOME	4,067	1,550	28,907	273	1,461	1,087

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	76,842	45,491	(8,473)	(1,910)	1,675	17,220
Realized gain distributions	19,891			4,427		3,898

Net realized gain (loss) on investments	96,733	45,491	(8,473)	2,517	1,675	21,118

Change in net unrealized appreciation (depreciation) on investments	58,408	45,019	(55,871)	28,442	9,755	47,138

Net realized and unrealized gain (loss) on investments	155,141	90,510	(64,344)	30,959	11,430	68,256

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$159,208	$92,060	$(35,437)	$31,232	$12,891	$69,343

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND

INVESTMENT INCOME:
Dividends	$1,966	$4,035	$8,661	$361	$5	$—

EXPENSES:
Mortality and expense risk	1,223	685	5,284	382	482	2,730

NET INVESTMENT INCOME (LOSS)	743	3,350	3,377	(21)	(477)	(2,730)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	18,754	(361)	54,529	2,345	917	1,667
Realized gain distributions				3,641	650	27,037

Net realized gain (loss) on investments	18,754	(361)	54,529	5,986	1,567	28,704

Change in net unrealized appreciation on investments	16,058	1,831	54,424	7,619	16,779	44,946

Net realized and unrealized gain on investments	34,812	1,470	108,953	13,605	18,346	73,650

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$35,555	$4,820	$112,330	$13,584	$17,869	$70,920

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	INVESCO VAN KAMPEN V.I. COMSTOCK FUND	INVESCO VAN KAMPEN V.I. GROWTH & INCOME FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES

INVESTMENT INCOME:
Dividends	$8,217	$11,320	$15,321	$27,397	$19,734	$90,445

EXPENSES:
Mortality and expense risk	3,764	6,454	5,707	11,070	4,522	21,425

NET INVESTMENT INCOME	4,453	4,866	9,614	16,327	15,212	69,020

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sale of fund shares	1,730	102,100	26,593	31,510	15,090	13,553
Realized gain distributions		6,692	32,940	60,354	9,208	43,375

Net realized gain on investments	1,730	108,792	59,533	91,864	24,298	56,928

Change in net unrealized appreciation (depreciation) on investments	123,996	126,372	48,112	136,116	(46,084)	(153,815)

Net realized and unrealized gain (loss) on investments	125,726	235,164	107,645	227,980	(21,786)	(96,887)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$130,179	$240,030	$117,259	$244,307	$(6,574)	$(27,867)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	JANUS ASPEN JANUS PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	JANUS ASPEN WORLDWIDE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND

INVESTMENT INCOME:
Dividends	$1,884	$6,310	$8,846	$5,481	$8,777	$7,942

EXPENSES:
Mortality and expense risk	2,028	1,919	2,598	3,828	6,464	14,436

NET INVESTMENT INCOME (LOSS)	(144)	4,391	6,248	1,653	2,313	(6,494)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	3,182	(53,702)	(18,876)	28,216	17,706	199,449
Realized gain distributions					3,653	147,993

Net realized gain (loss) on investments	3,182	(53,702)	(18,876)	28,216	21,359	347,442

Change in net unrealized appreciation (depreciation) on investments	58,701	79,685	50,310	78,591	(52,828)	251,423

Net realized and unrealized gain (loss) on investments	61,883	25,983	31,434	106,807	(31,469)	598,865

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$61,739	$30,374	$37,682	$108,460	$(29,156)	$592,371

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	MFS VIT II INTERNATIONAL VALUE PORTFOLIO	MFS VIT UTILITIES SERIES	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL SECURITIES FUND/VA	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

INVESTMENT INCOME:
Dividends	$8,090	$5,400	$141	$3,907	$15,108	$1,919

EXPENSES:
Mortality and expense risk	5,162	2,441	150	3,623	9,355	1,044

NET INVESTMENT INCOME (LOSS)	2,928	2,959	(9)	284	5,753	875

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	50,183	35,475	(1,463)	88,828	89,607	5,199
Realized gain distributions		4,805		12,034

Net realized gain (loss) on investments	50,183	40,280	(1,463)	100,862	89,607	5,199

Change in net unrealized appreciation on investments	103,240	11,015	6,877	11,040	162,703	23,571

Net realized and unrealized gain on investments	153,423	51,295	5,414	111,902	252,310	28,770

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$156,351	$54,254	$5,405	$112,186	$258,063	$29,645

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO

INVESTMENT INCOME:
Dividends	$135,886	$46,492	$131,047	$44	$2,632	$—

EXPENSES:
Mortality and expense risk	20,619	25,309	48,791	40	1,634	1,296

NET INVESTMENT INCOME (LOSS)	115,267	21,183	82,256	4	998	(1,296)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	88,619	53,285	60,602	(6)	5,916	16,554
Realized gain distributions			49,565		9,141	5,004

Net realized gain (loss) on investments	88,619	53,285	110,167	(6)	15,057	21,558

Change in net unrealized appreciation (depreciation) on investments	(98,156)	(109,454)	(374,646)	(151)	41,638	34,960

Net realized and unrealized gain (loss) on investments	(9,537)	(56,169)	(264,479)	(157)	56,695	56,518

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$105,730	$(34,986)	$(182,223)	$(153)	$57,693	$55,222

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	PIONEER MID CAP VALUE VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL HEALTH CARE FUND

INVESTMENT INCOME:
Dividends	$758	$—	$—	$33	$2,130	$878

EXPENSES:
Mortality and expense risk	882	1,713	678	16	1,038	840

NET INVESTMENT INCOME (LOSS)	(124)	(1,713)	(678)	17	1,092	38

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,728	48,148	(7,703)		8,225	(1,935)
Realized gain distributions						2,504

Net realized gain (loss) on investments	1,728	48,148	(7,703)		8,225	569

Change in net unrealized appreciation on investments	26,652	15,566	14,580	(46)	27,490	36,309

Net realized and unrealized gain (loss) on investments	28,380	63,714	6,877	(46)	35,715	36,878

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$28,256	$62,001	$6,199	$(29)	$36,807	$36,916

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND

INVESTMENT INCOME:
Dividends	$2,875	$12,293	$759	$153,755	$2,780	$5,018

EXPENSES:
Mortality and expense risk	2,789	5,853	61,991	76,333	1,165	1,815

NET INVESTMENT INCOME (LOSS)	86	6,440	(61,232)	77,422	1,615	3,203

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sale of fund shares	52,918	1,140		288,758	557	35,999
Realized gain distributions	16,719	6,236				21,444

Net realized gain on investments	69,637	7,376		288,758	557	57,443

Change in net unrealized appreciation (depreciation) on investments	32,656	130,958		2,107,943	(4,210)	4,226

Net realized and unrealized gain (loss) on investments	102,293	138,334		2,396,701	(3,653)	61,669

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$102,379	$144,774	$(61,232)	$2,474,123	$(2,038)	$64,872

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	TEMPLETON FOREIGN SECURITIES FUND	THIRD AVENUE VALUE PORTFOLIO	TOUCHSTONE VST MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO	VAN ECK VIP GLOBAL BOND FUND

INVESTMENT INCOME:
Dividends	$114	$4,461	$6,936	$—	$11,284	$17,899

EXPENSES:
Mortality and expense risk	518	1,387	1,656	450	9,042	5,762

NET INVESTMENT INCOME (LOSS)	(404)	3,074	5,280	(450)	2,242	12,137

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	5,235	3,129	25,525	105	49,069	(2,672)
Realized gain distributions	13,155			1,435		145

Net realized gain (loss) on investments	18,390	3,129	25,525	1,540	49,069	(2,527)

Change in net unrealized appreciation (depreciation) on investments	4,184	32,157	3,362	18,663	(33,454)	(86,853)

Net realized and unrealized gain (loss) on investments	22,574	35,286	28,887	20,203	15,615	(89,380)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$22,170	$38,360	$34,167	$19,753	$17,857	$(77,243)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	VAN ECK VIP GLOBAL HARD ASSETS FUND	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

INVESTMENT INCOME:
Dividends	$1,775	$2	$244	$1,475

EXPENSES:
Mortality and expense risk	2,419	321	1,075	1,796

NET INVESTMENT LOSS	(644)	(319)	(831)	(321)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(5,324)	4,591	33,304	(982)
Realized gain distributions	6,881	963

Net realized gain (loss) on investments	1,557	5,554	33,304	(982)

Change in net unrealized appreciation (depreciation) on investments	30,992	9,726	1,093	28,285

Net realized and unrealized gain on investments	32,549	15,280	34,397	27,303

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$31,905	$14,961	$33,566	$26,982

The accompanying notes are an integral part of these financial statements.				(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(689)	$3,474	$(1,174)	$(1,842)	$206	$263
Net realized gain on investments	9,178	2,210	9,584	40,084	185	120
Change in net unrealized appreciation (depreciation) on investments	311,525	86,247	64,326	2,181	12,201	4,903

Increase in net assets resulting from operations	320,014	91,931	72,736	40,423	12,592	5,286

CONTRACT TRANSACTIONS:
Purchase payments received		1,058		385
Transfers for contract benefits and terminations	(10,975)	(54,153)	(4,373)	(31,937)	(1)	(1)
Net transfers	(245,006)	(2,315)	(9,877)	(77,554)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Decrease in net assets resulting from contract transactions	(255,981)	(55,410)	(14,250)	(109,106)	(1)	(1)

Total increase (decrease) in net assets	64,033	36,521	58,486	(68,683)	12,591	5,285

NET ASSETS:
Beginning of period	1,121,702	1,085,181	215,206	283,889	37,243	31,958

End of period	$1,185,735	$1,121,702	$273,692	$215,206	$49,834	$37,243

CHANGES IN UNITS OUTSTANDING:
Units issued	2,651	11,110	267	5,356
Units redeemed	(13,643)	(13,924)	(1,504)	(10,282)

Net decrease	(10,992)	(2,814)	(1,237)	(4,926)	0	0

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO		ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(325)	$(380)	$(103)	$6,262	$9,192	$1,687
Net realized gain (loss) on investments	71	(10)	102,697	(13,807)	24,920	3,989
Change in net unrealized appreciation on investments	16,716	5,512	(35,273)	95,586	5,320	22,252

Increase in net assets resulting from operations	16,462	5,122	67,321	88,041	39,432	27,928

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(3)	(1)	(213,100)	(22,568)	(65,322)	(9,637)
Net transfers		4,369	(148,876)	35,527	(31,740)	(21,843)
Contract maintenance charges			(7)
Adjustments to net assets allocated to contracts in payout phase			1,118	(2,001)		(5,127)

Increase (decrease) in net assets resulting from contract transactions	(3)	4,368	(360,865)	10,958	(97,062)	(36,607)

Total increase (decrease) in net assets	16,459	9,490	(293,544)	98,999	(57,630)	(8,679)

NET ASSETS:
Beginning of period	50,065	40,575	726,502	627,503	220,065	228,744

End of period	$66,524	$50,065	$432,958	$726,502	$162,435	$220,065

CHANGES IN UNITS OUTSTANDING:
Units issued		398	2,421	8,250		1,731
Units redeemed			(33,669)	(7,290)	(13,299)	(5,032)

Net increase (decrease)	0	398	(31,248)	960	(13,299)	(3,301)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO		ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,839	$774	$(701)	$(513)	$4,105	$6,216
Net realized gain on investments	48,189	67,709	51,075	18,448	65,297	38,443
Change in net unrealized appreciation (depreciation) on investments	(47,525)	(30,439)	36,148	18,319	13,879	1,239

Increase in net assets resulting from operations	3,503	38,044	86,522	36,254	83,281	45,898

CONTRACT TRANSACTIONS:
Purchase payments received	9,960	2,160			320	420
Transfers for contract benefits and terminations	(4,722)	(618)	(97,063)	(3,136)	(19,005)	(7,985)
Net transfers	118,733	32,024	136,812	(58,702)	(10,957)	50,738
Contract maintenance charges					(3)
Adjustments to net assets allocated to contracts in payout phase					(1,439)	(957)

Increase (decrease) in net assets resulting from contract transactions	123,971	33,566	39,749	(61,838)	(31,084)	42,216

Total increase (decrease) in net assets	127,474	71,610	126,271	(25,584)	52,197	88,114

NET ASSETS:
Beginning of period	233,722	162,112	205,706	231,290	535,345	447,231

End of period	$361,196	$233,722	$331,977	$205,706	$587,542	$535,345

CHANGES IN UNITS OUTSTANDING:
Units issued	15,618	16,767	9,714	1,203	11,443	12,327
Units redeemed	(6,201)	(13,628)	(6,999)	(6,399)	(11,751)	(10,283)

Net increase (decrease)	9,417	3,139	2,715	(5,196)	(308)	2,044

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND		AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$830	$645	$2,113	$105	$1,117	$1,825
Net realized gain (loss) on investments	138	828	231	(4,698)	15,665	9,188
Change in net unrealized appreciation (depreciation) on investments	14,566	4,301	48,484	48,896	62,009	10,226

Increase in net assets resulting from operations	15,534	5,774	50,828	44,303	78,791	21,239

CONTRACT TRANSACTIONS:
Purchase payments received					1,178
Transfers for contract benefits and terminations	(1)	(2,373)	(700)	(321)	(39,827)	(6,512)
Net transfers			(5,000)	(39,230)	104,982	87,776
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(1)	(2,373)	(5,700)	(39,551)	66,333	81,264

Total increase in net assets	15,533	3,401	45,128	4,752	145,124	102,503

NET ASSETS:
Beginning of period	44,455	41,054	242,393	237,641	218,373	115,870

End of period	$59,988	$44,455	$287,521	$242,393	$363,497	$218,373

CHANGES IN UNITS OUTSTANDING:
Units issued					5,812	5,610
Units redeemed		(223)	(309)	(2,416)	(2,187)	(773)

Net increase (decrease)	0	(223)	(309)	(2,416)	3,625	4,837

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,699	$13,708	$(200)	$(136)	$(651)	$(241)
Net realized gain (loss) on investments	182,554	18,769	630	(658)	1,110	53
Change in net unrealized appreciation (depreciation) on investments	184,855	115,735	11,842	1,232	18,643	1,806

Increase in net assets resulting from operations	379,108	148,212	12,272	438	19,102	1,618

CONTRACT TRANSACTIONS:
Purchase payments received	1,365	675
Transfers for contract benefits and terminations	(168,533)	(15,080)	(10)		(5,673)	(1)
Net transfers	(104,758)	73,817	30,654	12,484	128,958	(2,575)
Contract maintenance charges	(3)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(271,929)	59,412	30,644	12,484	123,285	(2,576)

Total increase (decrease) in net assets	107,179	207,624	42,916	12,922	142,387	(958)

NET ASSETS:
Beginning of period	1,318,119	1,110,495	20,830	7,908	25,250	26,208

End of period	$1,425,298	$1,318,119	$63,746	$20,830	$167,637	$25,250

CHANGES IN UNITS OUTSTANDING:
Units issued	12,964	15,414	2,457	1,187	11,682
Units redeemed	(30,291)	(11,388)	(814)	(370)	(546)	(260)

Net increase (decrease)	(17,327)	4,026	1,643	817	11,136	(260)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP SMALL CAP VALUE SERIES		DELAWARE VIP SMID CAP GROWTH SERIES
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(64)	$(413)	$(789)	$(773)	$(2,809)	$(3,170)
Net realized gain on investments	10,908	3,954	25,369	35,171	31,493	32,540
Change in net unrealized appreciation (depreciation) on investments	6,941	4,443	97,188	4,882	102,490	(897)

Increase in net assets resulting from operations	17,785	7,984	121,768	39,280	131,174	28,473

CONTRACT TRANSACTIONS:
Purchase payments received			1,740	530	10,790	3,440
Transfers for contract benefits and terminations	(1,130)	(1,997)	(11,811)	(39,143)	(11,951)	(45,315)
Net transfers	(89,475)		129,150	35,311	(266,460)	211,144
Contract maintenance charges			(3)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(90,605)	(1,997)	119,076	(3,302)	(267,621)	169,269

Total increase (decrease) in net assets	(72,820)	5,987	240,844	35,978	(136,447)	197,742

NET ASSETS:
Beginning of period	84,032	78,045	323,159	287,181	538,090	340,348

End of period	$11,212	$84,032	$564,003	$323,159	$401,643	$538,090

CHANGES IN UNITS OUTSTANDING:
Units issued	514		7,000	3,286	4,774	19,247
Units redeemed	(5,158)	(128)	(894)	(3,106)	(21,701)	(8,263)

Net increase (decrease)	(4,644)	(128)	6,106	180	(16,927)	10,984

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	DREYFUS IP MIDCAP STOCK PORTFOLIO		DREYFUS VIF APPRECIATION PORTFOLIO		DREYFUS VIF GROWTH AND INCOME PORTFOLIO
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$272	$(229)	$12,178	$42,012	$25	$303
Net realized gain on investments	274	8,212	192,509	119,858	1,345	253
Change in net unrealized appreciation on investments	15,298	1,773	6,992	(38,309)	16,428	8,073

Increase in net assets resulting from operations	15,844	9,756	211,679	123,561	17,798	8,629

CONTRACT TRANSACTIONS:
Purchase payments received			9,960	3,260
Transfers for contract benefits and terminations	(1)		(119,159)	(145,499)		(1,293)
Net transfers		(16,000)	(359,967)	163,177	(5,999)	(8,680)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(1)	(16,000)	(469,166)	20,938	(5,999)	(9,973)

Total increase (decrease) in net assets	15,843	(6,244)	(257,487)	144,499	11,799	(1,344)

NET ASSETS:
Beginning of period	46,803	53,047	1,325,611	1,181,112	50,771	52,115

End of period	$62,646	$46,803	$1,068,124	$1,325,611	$62,570	$50,771

CHANGES IN UNITS OUTSTANDING:
Units issued			4,433	23,148
Units redeemed		(906)	(38,033)	(20,810)	(392)	(865)

Net increase (decrease)	0	(906)	(33,600)	2,338	(392)	(865)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	DWS CAPITAL GROWTH VIP		DWS CORE EQUITY VIP		DWS LARGE CAP VALUE VIP
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$3,245	$112	$1,937	$1,416	$4,021	$3,297
Net realized gain on investments	18,140	36,410	43,739	7,382	21,648	8,832
Change in net unrealized appreciation on investments	170,068	56,691	27,547	19,493	54,311	13,018

Increase in net assets resulting from operations	191,453	93,213	73,223	28,291	79,980	25,147

CONTRACT TRANSACTIONS:
Purchase payments received	10,850	3,282
Transfers for contract benefits and terminations	(79,158)	(1,745)	(3,780)	(16,581)	(1,749)	(35,679)
Net transfers	(2,073)	(189,684)	(52,369)	59,736	(38,165)	(6,548)
Contract maintenance charges			(3)
Adjustments to net assets allocated to contracts in payout phase			(743)	(633)

Increase (decrease) in net assets resulting from contract transactions	(70,381)	(188,147)	(56,895)	42,522	(39,914)	(42,227)

Total increase (decrease) in net assets	121,072	(94,934)	16,328	70,813	40,066	(17,080)

NET ASSETS:
Beginning of period	601,471	696,405	250,262	179,449	283,547	300,627

End of period	$722,543	$601,471	$266,590	$250,262	$323,613	$283,547

CHANGES IN UNITS OUTSTANDING:
Units issued	2,132	5,233	17,554	16,058	3,180	33
Units redeemed	(7,739)	(23,343)	(22,526)	(11,286)	(5,933)	(3,535)

Net increase (decrease)	(5,607)	(18,110)	(4,972)	4,772	(2,753)	(3,502)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	DWS SMALL CAP INDEX VIP		DWS SMALL MID CAP VALUE VIP		FEDERATED FUND FOR US GOVERNMENT SECURITIES II
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$4,067	$104	$1,550	$954	$28,907	$40,569
Net realized gain (loss) on investments	96,733	12,643	45,491	19,238	(8,473)	5,227
Change in net unrealized appreciation (depreciation) on investments	58,408	38,550	45,019	17,831	(55,871)	(16,871)

Increase (decrease) in net assets resulting from operations	159,208	51,297	92,060	38,023	(35,437)	28,925

CONTRACT TRANSACTIONS:
Purchase payments received	551	600			1,010	720
Transfers for contract benefits and terminations	(20,608)	(3,028)	(87,835)	(7,130)	(184,061)	(107,555)
Net transfers	(73,561)	77,762	(19,369)	(26,751)	403,433	(155,923)
Contract maintenance charges	(2)				(1)
Adjustments to net assets allocated to contracts in payout phase					(836)	617

Increase (decrease) in net assets resulting from contract transactions	(93,620)	75,334	(107,204)	(33,881)	219,545	(262,141)

Total increase (decrease) in net assets	65,588	126,631	(15,144)	4,142	184,108	(233,216)

NET ASSETS:
Beginning of period	446,123	319,492	303,358	299,216	1,326,910	1,560,126

End of period	$511,711	$446,123	$288,214	$303,358	$1,511,018	$1,326,910

CHANGES IN UNITS OUTSTANDING:
Units issued	4,160	6,613	339	527	28,177	4,190
Units redeemed	(8,247)	(2,820)	(7,991)	(3,429)	(23,981)	(21,008)

Net increase (decrease)	(4,087)	3,793	(7,652)	(2,902)	4,196	(16,818)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	FEDERATED MANAGED TAIL RISK FUND II		FEDERATED MANAGED VOLATILITY FUND II		FRANKLIN SMALL CAP VALUE SECURITIES FUND
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$273	$(629)	$1,461	$1,373	$1,087	$(148)
Net realized gain on investments	2,517	6,143	1,675	4,070	21,118	33,407
Change in net unrealized appreciation (depreciation) on investments	28,442	11,925	9,755	2,143	47,138	(3,042)

Increase in net assets resulting from operations	31,232	17,439	12,891	7,586	69,343	30,217

CONTRACT TRANSACTIONS:
Purchase payments received						1,210
Transfers for contract benefits and terminations	(611)	(3,803)	(9,315)	(3,948)	(8,749)	(9,975)
Net transfers					31,585	(58,421)
Contract maintenance charges					(2)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(611)	(3,803)	(9,315)	(3,948)	22,834	(67,186)

Total increase (decrease) in net assets	30,621	13,636	3,576	3,638	92,177	(36,969)

NET ASSETS:
Beginning of period	201,975	188,339	65,147	61,509	184,027	220,996

End of period	$232,596	$201,975	$68,723	$65,147	$276,204	$184,027

CHANGES IN UNITS OUTSTANDING:
Units issued					3,940	2,266
Units redeemed	(38)	(269)	(485)	(241)	(2,229)	(8,577)

Net increase (decrease)	(38)	(269)	(485)	(241)	1,711	(6,311)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$743	$(43)	$3,350	$3,329	$3,377	$5,026
Net realized gain (loss) on investments	18,754	9,081	(361)	(1,222)	54,529	16,319
Change in net unrealized appreciation on investments	16,058	8,135	1,831	10,461	54,424	43,579

Increase in net assets resulting from operations	35,555	17,173	4,820	12,568	112,330	64,924

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(12,102)	(47,929)	(3,807)	(9,214)	(39,326)	(8,429)
Net transfers	(36,299)		(2,000)		(156,577)	266,227
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(48,401)	(47,929)	(5,807)	(9,214)	(195,903)	257,798

Total increase (decrease) in net assets	(12,846)	(30,756)	(987)	3,354	(83,573)	322,722

NET ASSETS:
Beginning of period	131,399	162,155	83,616	80,262	684,451	361,729

End of period	$118,553	$131,399	$82,629	$83,616	$600,878	$684,451

CHANGES IN UNITS OUTSTANDING:
Units issued					6,972	33,668
Units redeemed	(1,993)	(2,649)	(293)	(493)	(22,875)	(9,952)

Net increase (decrease)	(1,993)	(2,649)	(293)	(493)	(15,903)	23,716

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(21)	$(166)	$(477)	$(423)	$(2,730)	$(2,527)
Net realized gain on investments	5,986	772	1,567	2,961	28,704	522
Change in net unrealized appreciation on investments	7,619	2,602	16,779	4,441	44,946	29,796

Increase in net assets resulting from operations	13,584	3,208	17,869	6,979	70,920	27,791

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations					(3,883)	(488)
Net transfers	912	38,656	12,424	(15,505)
Contract maintenance charges					(6)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	912	38,656	12,424	(15,505)	(3,889)	(488)

Total increase (decrease) in net assets	14,496	41,864	30,293	(8,526)	67,031	27,303

NET ASSETS:
Beginning of period	47,900	6,036	48,665	57,191	296,031	268,728

End of period	$62,396	$47,900	$78,958	$48,665	$363,062	$296,031

CHANGES IN UNITS OUTSTANDING:
Units issued	686	3,160	964
Units redeemed	(625)	(319)	(428)	(921)	(1,143)	(157)

Net increase (decrease)	61	2,841	536	(921)	(1,143)	(157)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	INVESCO VAN KAMPEN V.I. COMSTOCK FUND		INVESCO VAN KAMPEN V.I. GROWTH & INCOME FUND		JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$4,453	$2,450	$4,866	$5,407	$9,614	$11,861
Net realized gain (loss) on investments	1,730	(11,434)	108,792	18,834	59,533	43,099
Change in net unrealized appreciation on investments	123,996	56,136	126,372	69,021	48,112	14,296

Increase in net assets resulting from operations	130,179	47,152	240,030	93,262	117,259	69,256

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(1,892)		(25,107)	(35,497)	(266,565)	(5,294)
Net transfers	199,424	(42,233)	(119,511)	34,608
Contract maintenance charges			(4)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	197,532	(42,233)	(144,622)	(889)	(266,565)	(5,294)

Total increase (decrease) in net assets	327,711	4,919	95,408	92,373	(149,306)	63,962

NET ASSETS:
Beginning of period	290,370	285,451	769,482	677,109	612,704	548,742

End of period	$618,081	$290,370	$864,890	$769,482	$463,398	$612,704

CHANGES IN UNITS OUTSTANDING:
Units issued	14,551	8	18,143	7,506
Units redeemed	(715)	(3,686)	(23,719)	(6,970)	(12,190)	(299)

Net increase (decrease)	13,836	(3,678)	(5,576)	536	(12,190)	(299)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$16,327	$19,815	$15,212	$18,949	$69,020	$66,198
Net realized gain on investments	91,864	86,073	24,298	16,330	56,928	53,858
Change in net unrealized appreciation (depreciation) on investments	136,116	22,821	(46,084)	10,027	(153,815)	51,548

Increase (decrease) in net assets resulting from operations	244,307	128,709	(6,574)	45,306	(27,867)	171,604

CONTRACT TRANSACTIONS:
Purchase payments received	192,635	120			5,510	2,665
Transfers for contract benefits and terminations	(236,227)	(16,051)	(47,930)	(33,202)	(487,194)	(70,002)
Net transfers	404,544	30,691	(94,823)	(26,417)	530,206	260,453
Contract maintenance charges	(3)				(2)
Adjustments to net assets allocated to contracts in payout phase					(861)	(512)

Increase (decrease) in net assets resulting from contract transactions	360,949	14,760	(142,753)	(59,619)	47,659	192,604

Total increase (decrease) in net assets	605,256	143,469	(149,327)	(14,313)	19,792	364,208

NET ASSETS:
Beginning of period	1,175,515	1,032,046	618,494	632,807	2,674,949	2,310,741

End of period	$1,780,771	$1,175,515	$469,167	$618,494	$2,694,741	$2,674,949

CHANGES IN UNITS OUTSTANDING:
Units issued	45,342	12,203			60,341	27,095
Units redeemed	(19,791)	(11,245)	(6,803)	(2,881)	(57,803)	(13,242)

Net increase (decrease)	25,551	958	(6,803)	(2,881)	2,538	13,853

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	JANUS ASPEN JANUS PORTFOLIO		JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(144)	$(655)	$4,391	$(599)	$6,248	$(1,361)
Net realized gain (loss) on investments	3,182	7,457	(53,702)	14,132	(18,876)	138,174
Change in net unrealized appreciation (depreciation) on investments	58,701	27,458	79,685	24,631	50,310	(16,569)

Increase in net assets resulting from operations	61,739	34,260	30,374	38,164	37,682	120,244

CONTRACT TRANSACTIONS:
Purchase payments received					276	1,182
Transfers for contract benefits and terminations	(7,575)	(3,811)	(130,906)	(12,240)	(33,661)	(15,901)
Net transfers		(9,913)	(17,981)	(31,993)	(77,074)	(414,523)
Contract maintenance charges			(9)
Adjustments to net assets allocated to contracts in payout phase			(678)	(3,088)

Decrease in net assets resulting from contract transactions	(7,575)	(13,724)	(149,574)	(47,321)	(110,459)	(429,242)

Total increase (decrease) in net assets	54,164	20,536	(119,200)	(9,157)	(72,777)	(308,998)

NET ASSETS:
Beginning of period	216,814	196,278	343,621	352,778	366,282	675,280

End of period	$270,978	$216,814	$224,421	$343,621	$293,505	$366,282

CHANGES IN UNITS OUTSTANDING:
Units issued			170	120	576	3,637
Units redeemed	(402)	(788)	(5,933)	(2,000)	(12,060)	(45,555)

Net decrease	(402)	(788)	(5,763)	(1,880)	(11,484)	(41,918)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	JANUS ASPEN WORLDWIDE PORTFOLIO		LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,653	$124	$2,313	$8,664	$(6,494)	$5,271
Net realized gain on investments	28,216	1,988	21,359	65,669	347,442	88,065
Change in net unrealized appreciation (depreciation) on investments	78,591	62,283	(52,828)	132,182	251,423	141,850

Increase (decrease) in net assets resulting from operations	108,460	64,395	(29,156)	206,515	592,371	235,186

CONTRACT TRANSACTIONS:
Purchase payments received			1,179		550	970
Transfers for contract benefits and terminations	(3,080)	(7,534)	(99,305)	(14,972)	(131,045)	(18,250)
Net transfers	(62,654)		(315,713)	(85,386)	18,240	(36,731)
Contract maintenance charges	(25)		(2)
Adjustments to net assets allocated to contracts in payout phase	(563)				(106)	402

Decrease in net assets resulting from contract transactions	(66,322)	(7,534)	(413,841)	(100,358)	(112,361)	(53,609)

Total increase (decrease) in net assets	42,138	56,861	(442,997)	106,157	480,010	181,577

NET ASSETS:
Beginning of period	398,479	341,618	1,081,262	975,105	1,561,477	1,379,900

End of period	$440,617	$398,479	$638,265	$1,081,262	$2,041,487	$1,561,477

CHANGES IN UNITS OUTSTANDING:
Units issued	(1,075)		8,325	11,809	16,638	849
Units redeemed	(3,272)	(519)	(32,816)	(17,494)	(24,160)	(3,942)

Net decrease	(4,347)	(519)	(24,491)	(5,685)	(7,522)	(3,093)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	MFS VIT II INTERNATIONAL VALUE PORTFOLIO		MFS VIT UTILITIES SERIES		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,928	$6,099	$2,959	$18,857	$(9)	$(104)
Net realized gain (loss) on investments	50,183	70,877	40,280	4,768	(1,463)	3,438
Change in net unrealized appreciation (depreciation) on investments	103,240	34,041	11,015	9,525	6,877	(596)

Increase in net assets resulting from operations	156,351	111,017	54,254	33,150	5,405	2,738

CONTRACT TRANSACTIONS:
Purchase payments received	550		300
Transfers for contract benefits and terminations	(147,636)	(6,500)	(1,345)	(4,602)	(2,750)	(5,524)
Net transfers	84,708	(219,020)	(81,424)	118,874	(3,698)
Contract maintenance charges	(17)		(4)
Adjustments to net assets allocated to contracts in payout phase	1,747	2,375

Increase (decrease) in net assets resulting from contract transactions	(60,648)	(223,145)	(82,473)	114,272	(6,448)	(5,524)

Total increase (decrease) in net assets	95,703	(112,128)	(28,219)	147,422	(1,043)	(2,786)

NET ASSETS:
Beginning of period	612,220	724,348	349,940	202,518	18,096	20,882

End of period	$707,923	$612,220	$321,721	$349,940	$17,053	$18,096

CHANGES IN UNITS OUTSTANDING:
Units issued	6,718	7,692	7,011	13,510
Units redeemed	(9,988)	(22,372)	(14,278)	(2,552)	(515)	(540)

Net increase (decrease)	(3,270)	(14,680)	(7,267)	10,958	(515)	(540)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	NVIT MID CAP INDEX FUND		OPPENHEIMER GLOBAL SECURITIES FUND/VA		OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$284	$360	$5,753	$13,846	$875	$471
Net realized gain on investments	100,862	26,901	89,607	99,050	5,199	288
Change in net unrealized appreciation on investments	11,040	21,371	162,703	87,737	23,571	13,233

Increase in net assets resulting from operations	112,186	48,632	258,063	200,633	29,645	13,992

CONTRACT TRANSACTIONS:
Purchase payments received			1,376	300	600
Transfers for contract benefits and terminations	(6,370)	(23,275)	(27,724)	(59,164)
Net transfers	(8,806)	25,924	(167,087)	(61,081)	91,280	580
Contract maintenance charges	(13)		(5)
Adjustments to net assets allocated to contracts in payout phase			(110)	234

Increase (decrease) in net assets resulting from contract transactions	(15,189)	2,649	(193,550)	(119,711)	91,880	580

Total increase in net assets	96,997	51,281	64,513	80,922	121,525	14,572

NET ASSETS:
Beginning of period	348,972	297,691	1,091,341	1,010,419	79,880	65,308

End of period	$445,969	$348,972	$1,155,854	$1,091,341	$201,405	$79,880

CHANGES IN UNITS OUTSTANDING:
Units issued	7,760	1,551	1,530	5,596	8,789	106
Units redeemed	(7,969)	(1,335)	(10,535)	(10,715)	(1,010)	(39)

Net increase (decrease)	(209)	216	(9,005)	(5,119)	7,779	67

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$115,267	$106,883	$21,183	$34,420	$82,256	$108,755
Net realized gain on investments	88,619	22,194	53,285	20,064	110,167	184,788
Change in net unrealized appreciation (depreciation) on investments	(98,156)	147,244	(109,454)	96,834	(374,646)	223,547

Increase (decrease) in net assets resulting from operations	105,730	276,321	(34,986)	151,318	(182,223)	517,090

CONTRACT TRANSACTIONS:
Purchase payments received	4,495	4,445				3,925
Transfers for contract benefits and terminations	(244,381)	(49,167)	(258,959)	(34,596)	(446,078)	(435,780)
Net transfers	(55,203)	955,424	936,409	135,497	(3,697)	314,162
Contract maintenance charges			(1)		(5)
Adjustments to net assets allocated to contracts in payout phase	(439)	(370)			(947)	828

Increase (decrease) in net assets resulting from contract transactions	(295,528)	910,332	677,449	100,901	(450,727)	(116,865)

Total increase (decrease) in net assets	(189,798)	1,186,653	642,463	252,219	(632,950)	400,225

NET ASSETS:
Beginning of period	2,735,299	1,548,646	3,247,062	2,994,843	6,298,009	5,897,784

End of period	$2,545,501	$2,735,299	$3,889,525	$3,247,062	$5,665,059	$6,298,009

CHANGES IN UNITS OUTSTANDING:
Units issued	91,765	69,550	99,261	26,650	95,558	34,105
Units redeemed	(110,426)	(14,237)	(47,153)	(17,374)	(128,325)	(39,040)

Net increase (decrease)	(18,661)	55,313	52,108	9,276	(32,767)	(4,935)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	PIONEER EMERGING MARKETS VCT PORTFOLIO		PIONEER FUND VCT PORTFOLIO		PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4	$(31)	$998	$1,390	$(1,296)	$(1,298)
Net realized gain (loss) on investments	(6)	141	15,057	12,886	21,558	(551)
Change in net unrealized appreciation (depreciation) on investments	(151)	379	41,638	4,667	34,960	11,346

Decrease in net assets resulting from operations	(153)	489	57,693	18,943	55,222	9,497

CONTRACT TRANSACTIONS:
Purchase payments received			660	60	1,178
Transfers for contract benefits and terminations			(2,708)	(11,112)	(927)	(7,217)
Net transfers			(10,684)	(40,179)	(27,323)	(2,924)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Decrease in net assets resulting from contract transactions	0	0	(12,732)	(51,231)	(27,072)	(10,141)

Total increase (decrease) in net assets	(153)	489	44,961	(32,288)	28,150	(644)

NET ASSETS:
Beginning of period	5,066	4,577	180,861	213,149	145,601	146,245

End of period	$4,913	$5,066	$225,822	$180,861	$173,751	$145,601

CHANGES IN UNITS OUTSTANDING:
Units issued			674	25	3,014	185
Units redeemed			(1,668)	(5,112)	(3,851)	(790)

Net decrease	0	0	(994)	(5,087)	(837)	(605)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	PIONEER MID CAP VALUE VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(124)	$(39)	$(1,713)	$(1,743)	$(678)	$(559)
Net realized gain (loss) on investments	1,728	3,897	48,148	(3,441)	(7,703)	1,469
Change in net unrealized appreciation (depreciation) on investments	26,652	5,937	15,566	37,668	14,580	(3,767)

Increase (decrease) in net assets resulting from operations	28,256	9,795	62,001	32,484	6,199	(2,857)

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(515)		(3,558)	(3,347)	(11,625)	(320)
Net transfers	1,778	(13,838)	(185,165)	(12,316)	(13,662)	41,504
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,263	(13,838)	(188,723)	(15,663)	(25,287)	41,184

Total increase (decrease) in net assets	29,519	(4,043)	(126,722)	16,821	(19,088)	38,327

NET ASSETS:
Beginning of period	90,138	94,181	283,837	267,016	94,274	55,947

End of period	$119,657	$90,138	$157,115	$283,837	$75,186	$94,274

CHANGES IN UNITS OUTSTANDING:
Units issued	424	233		249		3,952
Units redeemed	(335)	(1,463)	(13,242)	(1,535)	(1,789)	(1,069)

Net increase (decrease)	89	(1,230)	(13,242)	(1,286)	(1,789)	2,883

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND		PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL HEALTH CARE FUND
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$17	$372	$1,092	$1,157	$38	$341
Net realized gain (loss) on investments		(651)	8,225	1,727	569	3,094
Change in net unrealized appreciation on investments	(46)	(9)	27,490	10,186	36,309	9,020

Increase (decrease) in net assets resulting from operations	(29)	(288)	36,807	13,070	36,916	12,455

CONTRACT TRANSACTIONS:
Purchase payments received					10,790	2,340
Transfers for contract benefits and terminations			(10,547)		(10)
Net transfers	2	(36,490)	94,452	(3,924)	96,151	(1,799)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	2	(36,490)	83,905	(3,924)	106,931	541

Total increase (decrease) in net assets	(27)	(36,778)	120,712	9,146	143,847	12,996

NET ASSETS:
Beginning of period	2,535	39,313	78,675	69,529	66,201	53,205

End of period	$2,508	$2,535	$199,387	$78,675	$210,048	$66,201

CHANGES IN UNITS OUTSTANDING:
Units issued			8,192	648	22,400	2,474
Units redeemed		(3,391)	(2,457)	(944)	(14,407)	(2,323)

Net increase (decrease)	0	(3,391)	5,735	(296)	7,993	151

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO		SCHWAB MARKETTRACK GROWTH PORTFOLIO II		SCHWAB MONEY MARKET PORTFOLIO
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$86	$(2,864)	$6,440	$10,265	$(61,232)	$(62,824)
Net realized gain (loss) on investments	69,637	20,742	7,376	(10,168)
Change in net unrealized appreciation on investments	32,656	24,319	130,958	73,812

Increase (decrease) in net assets resulting from operations	102,379	42,197	144,774	73,909	(61,232)	(62,824)

CONTRACT TRANSACTIONS:
Purchase payments received			60	2,885	1,845,495	2,179,029
Transfers for contract benefits and terminations	(4,383)	(6,882)	(19,938)	(25,879)	(3,151,399)	(701,946)
Net transfers	(161,137)	(14,213)	(48,784)	(11,188)	(1,069,930)	(1,756,096)
Contract maintenance charges					(1,149)	(1,375)
Adjustments to net assets allocated to contracts in payout phase					(4,581)	10,180

Decrease in net assets resulting from contract transactions	(165,520)	(21,095)	(68,662)	(34,182)	(2,381,564)	(270,208)

Total increase (decrease) in net assets	(63,141)	21,102	76,112	39,727	(2,442,796)	(333,032)

NET ASSETS:
Beginning of period	390,390	369,288	645,292	605,565	7,701,404	8,034,436

End of period	$327,249	$390,390	$721,404	$645,292	$5,258,608	$7,701,404

CHANGES IN UNITS OUTSTANDING:
Units issued	155	1,075	571	3,926	643,232	342,702
Units redeemed	(8,872)	(2,325)	(3,299)	(5,740)	(834,912)	(341,735)

Net increase (decrease)	(8,717)	(1,250)	(2,728)	(1,814)	(191,680)	967

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	SCHWAB S&P 500 INDEX PORTFOLIO		SENTINEL VARIABLE PRODUCTS BOND FUND		SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$77,422	$61,716	$1,615	$4,607	$3,203	$2,006
Net realized gain on investments	288,758	32,340	557	5,745	57,443	12,416
Change in net unrealized appreciation (depreciation) on investments	2,107,943	877,675	(4,210)	1,896	4,226	13,188

Increase (decrease) in net assets resulting from operations	2,474,123	971,731	(2,038)	12,248	64,872	27,610

CONTRACT TRANSACTIONS:
Purchase payments received	3,601	62,876			9,960	3,259
Transfers for contract benefits and terminations	(429,340)	(211,927)	(52,194)	(19,322)
Net transfers	611,016	407,807	(70,736)	63,746	68,185	(9,645)
Contract maintenance charges	(5)
Adjustments to net assets allocated to contracts in payout phase	(1,122)	1,465

Increase (decrease) in net assets resulting from contract transactions	184,150	260,221	(122,930)	44,424	78,145	(6,386)

Total increase (decrease) in net assets	2,658,273	1,231,952	(124,968)	56,672	143,017	21,224

NET ASSETS:
Beginning of period	7,800,753	6,568,801	213,233	156,561	207,863	186,639

End of period	$10,459,026	$7,800,753	$88,265	$213,233	$350,880	$207,863

CHANGES IN UNITS OUTSTANDING:
Units issued	93,119	64,142	1,689	5,339	11,160	3,382
Units redeemed	(67,436)	(41,799)	(11,453)	(1,555)	(7,566)	(3,695)

Net increase (decrease)	25,683	22,343	(9,764)	3,784	3,594	(313)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND		TEMPLETON FOREIGN SECURITIES FUND		THIRD AVENUE VALUE PORTFOLIO
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(404)	$(140)	$3,074	$1,925	$5,280	$(170)
Net realized gain (loss) on investments	18,390	17,458	3,129	(182)	25,525	21,752
Change in net unrealized appreciation (depreciation) on investments	4,184	(10,903)	32,157	11,868	3,362	38,518

Increase in net assets resulting from operations	22,170	6,415	38,360	13,611	34,167	60,100

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(13,909)	(5,205)	(2,880)	(5,015)	(4,328)	(18,159)
Net transfers	19,682	(2,585)	152,325	17,527	(88,843)	(111,380)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase					(23)	(249)

Increase (decrease) in net assets resulting from contract transactions	5,773	(7,790)	149,445	12,512	(93,194)	(129,788)

Total increase (decrease) in net assets	27,943	(1,375)	187,805	26,123	(59,027)	(69,688)

NET ASSETS:
Beginning of period	65,634	67,009	89,727	63,604	208,434	278,122

End of period	$93,577	$65,634	$277,532	$89,727	$149,407	$208,434

CHANGES IN UNITS OUTSTANDING:
Units issued	920	1,334	14,760	1,825	230	250
Units redeemed	(669)	(1,820)	(2,488)	(492)	(9,325)	(16,098)

Net increase (decrease)	251	(486)	12,272	1,333	(9,095)	(15,848)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	TOUCHSTONE VST MID CAP GROWTH FUND		UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO		VAN ECK VIP GLOBAL BOND FUND
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(450)	$(157)	$2,242	$279	$12,137	$10,809
Net realized gain (loss) on investments	1,540	1,539	49,069	19,885	(2,527)	11,757
Change in net unrealized appreciation (depreciation) on investments	18,663	3,928	(33,454)	129,980	(86,853)	15,773

Increase (decrease) in net assets resulting from operations	19,753	5,310	17,857	150,144	(77,243)	38,339

CONTRACT TRANSACTIONS:
Purchase payments received	10,790	2,340	5,750	1,050
Transfers for contract benefits and terminations	(537)		(107,111)	(54,971)	(86,804)	(17,438)
Net transfers	6,920	39,934	(49,072)	17,556	(46,947)	71,099
Contract maintenance charges			(2)
Adjustments to net assets allocated to contracts in payout phase			(2,957)	(1,181)

Increase (decrease) in net assets resulting from contract transactions	17,173	42,274	(153,392)	(37,546)	(133,751)	53,661

Total increase (decrease) in net assets	36,926	47,584	(135,535)	112,598	(210,994)	92,000

NET ASSETS:
Beginning of period	50,003	2,419	1,126,353	1,013,755	867,631	775,631

End of period	$86,929	$50,003	$990,818	$1,126,353	$656,637	$867,631

CHANGES IN UNITS OUTSTANDING:
Units issued	926	3,917	1,519	1,810	8,107	6,308
Units redeemed	(29)	(1,092)	(5,488)	(2,723)	(18,865)	(1,982)

Net increase (decrease)	897	2,825	(3,969)	(913)	(10,758)	4,326

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	VAN ECK VIP GLOBAL HARD ASSETS FUND		WELLS FARGO ADVANTAGE VT DISCOVERY FUND		WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(644)	$(12)	$(319)	$(264)	$(831)	$(1,155)
Net realized gain on investments	1,557	20,290	5,554	6,171	33,304	45,747
Change in net unrealized appreciation (depreciation) on investments	30,992	(9,150)	9,726	768	1,093	(18,006)

Increase in net assets resulting from operations	31,905	11,128	14,961	6,675	33,566	26,586

CONTRACT TRANSACTIONS:
Purchase payments received			11,337	2,461
Transfers for contract benefits and terminations	(66,544)				(3,532)	(3,049)
Net transfers	107,862	38,550	(20,153)	852	(53,792)	(88,128)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase					(421)	(5)

Increase (decrease) in net assets resulting from contract transactions	41,318	38,550	(8,816)	3,313	(57,745)	(91,182)

Total increase (decrease) in net assets	73,223	49,678	6,145	9,988	(24,179)	(64,596)

NET ASSETS:
Beginning of period	304,659	254,981	43,656	33,668	136,156	200,752

End of period	$377,882	$304,659	$49,801	$43,656	$111,977	$136,156

CHANGES IN UNITS OUTSTANDING:
Units issued	7,188	5,067	1,065	3,318	1,356	3,221
Units redeemed	(4,420)	(2,103)	(1,734)	(2,994)	(5,154)	(10,471)

Net increase (decrease)	2,768	2,964	(669)	324	(3,798)	(7,250)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(321)	$6
Net realized loss on investments	(982)	(1,184)
Change in net unrealized depreciation on investments	28,285	24,091

Increase in net assets resulting from operations	26,982	22,913

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations		(2,629)
Net transfers	(6,908)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Decrease in net assets resulting from contract transactions	(6,908)	(2,629)

Total increase in net assets	20,074	20,284

NET ASSETS:
Beginning of period	196,798	176,514

End of period	$216,872	$196,798

CHANGES IN UNITS OUTSTANDING:
Units issued
Units redeemed	(389)	(171)

Net decrease	(389)	(171)

The accompanying notes are an integral part of these financial statements.		(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2013

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company of New York (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. The Series Account is a funding vehicle for individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.
Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.
The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation
Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.
The Series Account classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:
Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.
Level 2 – Valuations based on either directly or indirectly observable inputs other than quoted prices included in Level 1. These may include quoted prices for similar assets in active markets.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2013, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred.  There were no transfers between Levels 1 and 2 during the year.

Security Transactions and Investment Income
Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.
Contracts in the Payout Phase
Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Series Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes
The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.
Purchase Payments Received
Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Net Transfers
Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.	PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

Investment Division	Purchases	Sales
Alger Large Cap Growth Portfolio	$46,139	$302,801
Alger Mid Cap Growth Portfolio	5,964	21,382
AllianceBernstein VPS Growth And Income Portfolio	578	371
AllianceBernstein VPS Growth Portfolio	161	487

Investment Division	Purchases	Sales
AllianceBernstein VPS International Growth Portfolio	$23,956	$386,073
AllianceBernstein VPS International Value Portfolio	10,806	98,682
AllianceBernstein VPS Real Estate Investment Portfolio	253,028	88,278
AllianceBernstein VPS Small/Mid Cap Value Portfolio	161,099	108,329
American Century Investments VP Balanced Fund	188,662	203,191
American Century Investments VP Income & Growth Fund	1,171	341
American Century Investments VP International Fund	4,323	7,905
American Century Investments VP Mid Cap Value Fund	118,386	46,203
American Century Investments VP Value Fund	227,761	487,975
Columbia Variable Portfolio - Marsico 21St Century Fund	43,787	13,338
Columbia Variable Portfolio - Seligman Global Technology Fund	129,705	6,309
Columbia Variable Portfolio - Small Cap Value Fund	9,265	99,942
Delaware VIP Small Cap Value Series	155,112	19,239
Delaware VIP Smid Cap Growth Series	109,981	361,040
Dreyfus IP Midcap Stock Portfolio	740	467
Dreyfus VIF Appreciation Portfolio	91,666	545,882
Dreyfus VIF Growth And Income Portfolio	527	6,501
DWS Capital Growth VIP	35,462	102,582
DWS Core Equity VIP	224,064	278,277
DWS Large Cap Value VIP	52,027	87,916
DWS Small Cap Index VIP	123,947	193,601
DWS Small Mid Cap Value VIP	8,527	114,181
Federated Fund For US Government Securities II	566,767	317,453
Federated Managed Tail Risk Fund II	6,591	2,498
Federated Managed Volatility Fund II	2,028	9,882
Franklin Small Cap Value Securities Fund	62,398	34,568
Invesco V.I. Core Equity Fund	1,966	49,622
Invesco V.I. High Yield Fund	4,035	6,492
Invesco V.I. International Growth Fund	96,196	288,730
Invesco V.I. Mid Cap Core Equity Fund	15,565	11,032
Invesco V.I. Small Cap Equity Fund	21,079	8,479
Invesco V.I. Technology Fund	27,037	6,611
Invesco Van Kampen V.I. Comstock Fund	217,573	15,551
Invesco Van Kampen V.I. Growth & Income Fund	232,931	365,989
Janus Aspen Balanced Portfolio Institutional Shares	48,262	272,259
Janus Aspen Balanced Portfolio Service Shares	716,466	278,772
Janus Aspen Flexible Bond Portfolio Institutional Shares	28,942	147,292
Janus Aspen Flexible Bond Portfolio Service Shares	999,174	838,255
Janus Aspen Janus Portfolio	1,884	9,597
Janus Aspen Overseas Portfolio Institutional Shares	6,310	150,828
Janus Aspen Overseas Portfolio Service Shares	14,435	118,654

Investment Division	Purchases	Sales
Janus Aspen Worldwide Portfolio	$5,481	$69,576
Lazard Retirement Emerging Markets Equity Portfolio	155,212	563,135
LVIP Baron Growth Opportunities Fund	617,023	587,719
MFS VIT II International Value Portfolio	126,463	185,918
MFS VIT Utilities Series	98,795	173,509
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	141	6,598
NVIT Mid Cap Index Fund	194,174	197,034
Oppenheimer Global Securities Fund/VA	45,718	233,396
Oppenheimer International Growth Fund/VA	106,052	13,285
Pimco VIT High Yield Portfolio	1,826,477	2,006,318
Pimco VIT Low Duration Portfolio	1,327,188	628,502
Pimco VIT Total Return Portfolio	1,615,242	1,933,262
Pioneer Emerging Markets VCT Portfolio	44	40
Pioneer Fund VCT Portfolio	20,155	22,743
Pioneer Growth Opportunities VCT Portfolio	52,113	75,474
Pioneer Mid Cap Value VCT Portfolio	6,330	5,187
Prudential Series Fund Equity Portfolio	—	190,450
Prudential Series Fund Natural Resources Portfolio	—	25,966
Putnam VT American Government Income Fund	34	15
Putnam VT Equity Income Fund	122,554	37,545
Putnam VT Global Health Care Fund	290,036	180,548
Royce Capital Fund - Small-Cap Portfolio	22,885	171,607
Schwab Markettrack Growth Portfolio II	27,327	83,304
Schwab Money Market Portfolio	7,498,246	9,936,740
Schwab S&P 500 Index Portfolio	1,777,577	1,514,570
Sentinel Variable Products Bond Fund	23,651	144,977
Sentinel Variable Products Common Stock Fund	243,736	140,929
Sentinel Variable Products Small Company Fund	32,951	14,424
Templeton Foreign Securities Fund	186,568	34,028
Third Avenue Value Portfolio	6,936	94,834
Touchstone VST Mid Cap Growth Fund	19,145	983
Universal Institutional Fund U.S. Real Estate Portfolio	63,191	211,398
Van Eck VIP Global Bond Fund	116,808	238,299
Van Eck VIP Global Hard Assets Fund	116,518	68,955
Wells Fargo Advantage VT Discovery Fund	17,940	26,111
Wells Fargo Advantage VT Opportunity Fund	17,129	75,287
Wells Fargo Advantage VT Small Cap Value Fund	1,475	8,702

3.	EXPENSES AND RELATED PARTY TRANSACTIONS
Contract Maintenance Charges
The Company deducts from each participant account in the Schwab Select Annuity contract a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Transfer Fees
The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Deductions for Premium Taxes

The Company may deduct from each contribution in both the Schwab Select Annuity contract and Schwab OneSource Annuity contract any applicable state premium tax or retaliatory tax, which currently range from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Deductions for Assumption of Mortality and Expense Risks
The Company deducts an amount, computed and accrued daily, from the unit value of each Investment Division of the Schwab Select Annuity contract, equal to an annual rate of 0.85%, and an amount, computed and accrued daily, from the unit value of each Investment Division of the Schwab OneSource Annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen. These charges compensate the Company for its assumption of certain mortality, death benefit, and expense risks. The level of these charges is guaranteed and will not change. The charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.
If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.	FINANCIAL HIGHLIGHTS
For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

Effective for the year ending December 31, 2013, the financial highlights for the Schwab OneSource Annuity contract and the Schwab Select Annuity contract have been combined to be consistent with the presentation of the financial statements.  All five years of financial highlight information have been combined for presentation purposes.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
ALGER LARGE CAP GROWTH PORTFOLIO
2013	46	$26.58	to	$13.90	$1,186	0.78%	0.65%	to	0.85%	33.90%	to	34.17%
2012	57	$19.85	to	$10.36	$1,121	1.15%	0.65%	to	0.85%	8.95%	to	9.17%
2011	60	$18.22	to	$9.49	$1,085	0.99%	0.65%	to	0.85%	(1.19)%	to	(0.94)%
2010	63	$18.44	to	$9.58	$1,137	0.73%	0.65%	to	0.85%	12.44%	to	12.57%
2009	75	$16.40	to	$8.51	$1,223	0.69%	0.65%	to	0.85%	46.30%	to	46.72%
ALGER MID CAP GROWTH PORTFOLIO
2013	15	$21.16	to	$12.15	$274	0.33%	0.65%	to	0.85%	34.69%	to	35.00%
2012	17	$15.71	to	$9.00	$216	0.00%	0.65%	to	0.85%	15.26%	to	15.38%
2011	22	$13.13	to	$13.13	$284	0.34%	0.85%	to	0.85%	(9.07)%	to	(9.07)%
2010	29	$14.99	to	$8.56	$381	0.00%	0.65%	to	0.85%	18.36%	to	18.72%
2009	32	$12.66	to	$7.21	$359	0.00%	0.65%	to	0.85%	50.36%	to	50.84%
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
2013	3	$15.10	to	$15.10	$50	1.32%	0.85%	to	0.85%	33.87%	to	33.87%
2012	3	$11.28	to	$11.28	$37	1.59%	0.85%	to	0.85%	16.53%	to	16.53%
2011	3	$9.68	to	$9.68	$32	1.32%	0.85%	to	0.85%	5.33%	to	5.33%
2010	3	$9.19	to	$9.19	$30	0.00%	0.85%	to	0.85%	12.19%	to	12.19%
2009	11	$8.19	to	$8.19	$91	4.68%	0.85%	to	0.85%	19.74%	to	19.74%
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO
2013	5	$14.37	to	$14.37	$67	0.28%	0.85%	to	0.85%	32.93%	to	32.93%
2012	4	$10.81	to	$10.81	$50	0.06%	0.85%	to	0.85%	12.72%	to	12.72%
2011	4	$9.59	to	$9.59	$41	0.00%	0.85%	to	0.85%	0.42%	to	0.42%
2010	5	$9.55	to	$9.55	$43	0.23%	0.85%	to	0.85%	14.08%	to	14.08%
2009	9	$8.37	to	$8.37	$74	0.00%	0.85%	to	0.85%	32.02%	to	32.02%
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2013	29	$15.21	to	$8.83	$433	0.80%	0.65%	to	0.85%	12.58%	to	12.77%
2012	60	$13.51	to	$7.83	$727	1.70%	0.65%	to	0.85%	14.59%	to	14.81%
2011	59	$11.79	to	$6.82	$628	3.03%	0.65%	to	0.85%	(16.56)%	to	(16.32)%
2010	74	$14.13	to	$8.15	$930	2.07%	0.65%	to	0.85%	11.94%	to	12.10%
2009	97	$12.62	to	$7.27	$1,122	4.58%	0.65%	to	0.85%	38.38%	to	38.74%
												(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
2013	20	$8.44	to	$7.43	$162	5.46%	0.65%	to	0.85%	21.97%	to	22.20%
2012	34	$6.92	to	$6.08	$221	1.55%	0.65%	to	0.85%	13.63%	to	13.86%
2011	37	$6.09	to	$5.34	$229	4.00%	0.65%	to	0.85%	(19.97)%	to	(19.82)%
2010	41	$7.61	to	$6.66	$309	2.50%	0.65%	to	0.85%	3.71%	to	3.90%
2009	80	$7.34	to	$6.41	$565	0.94%	0.65%	to	0.85%	33.70%	to	33.82%
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO
(Effective date 05/01/2008)
2013	28	$12.61	to	$12.75	$361	1.53%	0.65%	to	0.85%	3.36%	to	3.49%
2012	19	$12.20	to	$12.32	$234	1.12%	0.65%	to	0.85%	20.20%	to	20.43%
2011	16	$10.15	to	$10.23	$162	1.35%	0.65%	to	0.85%	8.09%	to	8.37%
2010	13	$9.39	to	$9.44	$120	1.05%	0.65%	to	0.85%	25.20%	to	25.53%
2009	7	$7.50	to	$7.52	$55	3.10%	0.65%	to	0.85%	28.42%	to	28.55%
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
2013	19	$17.60	to	$16.44	$332	0.52%	0.65%	to	0.85%	36.86%	to	37.23%
2012	17	$12.86	to	$11.98	$205	0.53%	0.65%	to	0.85%	17.77%	to	17.91%
2011	22	$10.92	to	$10.16	$231	0.50%	0.65%	to	0.85%	(9.15)%	to	(8.96)%
2010	24	$12.02	to	$11.16	$281	0.51%	0.65%	to	0.85%	25.81%	to	26.10%
2009	22	$9.55	to	$8.85	$200	1.22%	0.65%	to	0.85%	41.69%	to	(11.50)%
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
2013	35	$18.32	to	$13.85	$588	1.60%	0.65%	to	0.85%	16.47%	to	16.68%
2012	35	$15.73	to	$11.87	$535	2.16%	0.65%	to	0.85%	10.85%	to	11.04%
2011	33	$14.19	to	$10.69	$447	1.94%	0.65%	to	0.85%	4.42%	to	4.70%
2010	36	$13.59	to	$10.21	$469	1.92%	0.65%	to	0.85%	10.69%	to	10.86%
2009	35	$12.28	to	$9.21	$409	5.21%	0.65%	to	0.85%	14.55%	to	14.69%
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
(Effective date 05/01/2008)
2013	4	$14.24	to	$14.24	$60	2.23%	0.65%	to	0.65%	34.88%	to	34.88%
2012	4	$10.55	to	$10.55	$44	2.08%	0.65%	to	0.65%	14.05%	to	14.05%
2011	4	$9.25	to	$9.25	$41	1.58%	0.65%	to	0.65%	2.44%	to	2.44%
2010	4	$8.98	to	$9.03	$40	1.25%	0.65%	to	0.85%	13.10%	to	13.44%
2009	4	$7.94	to	$7.96	$29	3.72%	0.65%	to	0.85%	17.11%	to	17.23%
												(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2013	13	$21.65	to	$21.65	$288	1.66%	0.85%	to	0.85%	21.42%	to	21.42%
2012	14	$17.83	to	$17.83	$242	0.90%	0.85%	to	0.85%	20.07%	to	20.07%
2011	16	$14.85	to	$14.85	$238	1.38%	0.85%	to	0.85%	(12.75)%	to	(12.75)%
2010	18	$17.02	to	$17.02	$311	2.28%	0.85%	to	0.85%	12.33%	to	12.33%
2009	19	$15.15	to	$15.15	$294	2.26%	0.85%	to	0.85%	32.66%	to	32.66%
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
(Effective date 05/01/2009)
2013	16	$22.54	to	$22.75	$363	1.10%	0.65%	to	0.85%	28.80%	to	29.04%
2012	13	$17.50	to	$17.63	$218	1.89%	0.65%	to	0.85%	15.21%	to	15.46%
2011	8	$15.19	to	$15.27	$116	1.31%	0.65%	to	0.85%	(1.68)%	to	(1.48)%
2010	6	$15.45	to	$15.50	$79	2.12%	0.65%	to	0.85%	18.22%	to	18.23%
2009	5	$13.07	to	$13.11	$61	0.72%	0.65%	to	0.85%	30.70%	to	31.10%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2013	74	$21.30	to	$14.75	$1,425	1.65%	0.65%	to	0.85%	30.59%	to	30.88%
2012	91	$16.31	to	$11.27	$1,318	1.94%	0.65%	to	0.85%	13.58%	to	13.84%
2011	87	$14.36	to	$9.90	$1,110	2.05%	0.65%	to	0.85%	0.21%	to	0.41%
2010	81	$14.33	to	$9.86	$1,063	2.22%	0.65%	to	0.85%	12.44%	to	12.69%
2009	87	$12.74	to	$8.75	$1,036	5.37%	0.65%	to	0.85%	18.84%	to	19.05%
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND
(Effective date 05/01/2009)
2013	3	$20.88	to	$21.08	$64	0.21%	0.65%	to	0.85%	40.80%	to	41.10%
2012	1	$14.83	to	$14.83	$21	0.00%	0.85%	to	0.85%	10.18%	to	10.18%
2011	1	$13.46	to	$13.46	$8	0.00%	0.85%	to	0.85%	(12.88)%	to	(12.88)%
2010	1	$15.45	to	$15.45	$18	0.00%	0.85%	to	0.85%	15.76%	to	15.76%
2009	0 *	$13.35	to	$13.35	$2	0.00%	0.85%	to	0.85%	33.50%	to	33.50%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
(Effective date 03/11/2011)
2013	14	$12.22	to	$12.29	$168	0.00%	0.65%	to	0.85%	24.44%	to	24.65%
2012	3	$9.82	to	$9.82	$25	0.00%	0.85%	to	0.85%	6.05%	to	6.05%
2011	3	$9.26	to	$9.27	$26	0.00%	0.65%	to	0.85%	(7.40)%	to	(7.30)%
												(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
(Effective date 05/01/2009)
2013	1	$21.61	to	$21.81	$11	0.63%	0.65%	to	0.85%	32.90%	to	33.15%
2012	5	$16.26	to	$16.38	$84	0.29%	0.65%	to	0.85%	10.31%	to	10.53%
2011	5	$14.74	to	$14.82	$78	0.56%	0.65%	to	0.85%	(6.94)%	to	(6.73)%
2010	11	$15.84	to	$15.89	$175	1.17%	0.65%	to	0.85%	25.43%	to	25.61%
2009	5	$12.63	to	$12.65	$58	0.00%	0.65%	to	0.85%	26.30%	to	26.50%
DELAWARE VIP SMALL CAP VALUE SERIES
2013	23	$28.91	to	$17.35	$564	0.63%	0.65%	to	0.85%	32.37%	to	32.65%
2012	17	$21.84	to	$13.08	$323	0.58%	0.65%	to	0.85%	12.98%	to	13.25%
2011	16	$19.33	to	$11.55	$287	0.53%	0.65%	to	0.85%	(2.18)%	to	(2.04)%
2010	15	$19.76	to	$11.79	$271	0.75%	0.65%	to	0.85%	31.17%	to	31.44%
2009	20	$15.06	to	$8.97	$280	0.96%	0.65%	to	0.85%	30.62%	to	30.95%
DELAWARE VIP SMID CAP GROWTH SERIES
(Effective date 05/01/2006)
2013	19	$20.47	to	$20.70	$402	0.02%	0.65%	to	0.85%	40.11%	to	40.43%
2012	37	$14.85	to	$14.74	$538	0.26%	0.65%	to	0.85%	10.08%	to	10.25%
2011	25	$13.49	to	$13.37	$340	1.07%	0.65%	to	0.85%	7.23%	to	7.48%
2010	19	$12.58	to	$12.44	$240	0.00%	0.65%	to	0.85%	35.17%	to	35.36%
2009	5	$9.31	to	$9.19	$42	0.00%	0.65%	to	0.85%	44.12%	to	44.72%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2013	3	$23.87	to	$23.87	$63	1.34%	0.85%	to	0.85%	33.82%	to	33.82%
2012	3	$17.83	to	$17.83	$47	0.45%	0.85%	to	0.85%	18.71%	to	18.71%
2011	4	$15.02	to	$15.02	$53	0.50%	0.85%	to	0.85%	(0.46)%	to	(0.46)%
2010	4	$15.09	to	$15.09	$53	0.96%	0.85%	to	0.85%	26.00%	to	26.00%
2009	4	$11.98	to	$11.98	$42	2.01%	0.85%	to	0.85%	34.46%	to	34.46%
DREYFUS VIF APPRECIATION PORTFOLIO
2013	68	$16.42	to	$14.49	$1,068	1.85%	0.65%	to	0.85%	20.03%	to	20.35%
2012	101	$13.68	to	$12.04	$1,325	3.75%	0.65%	to	0.85%	9.53%	to	9.75%
2011	99	$12.49	to	$10.97	$1,181	1.61%	0.65%	to	0.85%	8.14%	to	8.29%
2010	91	$11.55	to	$10.13	$1,009	2.10%	0.65%	to	0.85%	14.30%	to	14.59%
2009	80	$10.11	to	$8.84	$778	2.27%	0.65%	to	0.85%	21.51%	to	21.76%
												(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
2013	4	$16.05	to	$16.05	$63	0.89%	0.85%	to	0.85%	35.67%	to	35.67%
2012	4	$11.83	to	$11.83	$51	1.39%	0.85%	to	0.85%	17.01%	to	17.01%
2011	5	$10.11	to	$10.11	$52	1.27%	0.85%	to	0.85%	(3.62)%	to	(3.62)%
2010	5	$10.49	to	$10.49	$54	1.20%	0.85%	to	0.85%	17.62%	to	17.62%
2009	6	$8.92	to	$8.92	$54	1.29%	0.85%	to	0.85%	27.79%	to	27.79%
DWS CAPITAL GROWTH VIP
2013	47	$15.61	to	$14.40	$723	1.31%	0.65%	to	0.85%	33.53%	to	33.70%
2012	52	$11.69	to	$10.77	$601	0.82%	0.65%	to	0.85%	15.06%	to	15.31%
2011	71	$10.16	to	$9.34	$697	0.65%	0.65%	to	0.85%	(5.31)%	to	(5.08)%
2010	54	$10.73	to	$9.84	$558	0.70%	0.65%	to	0.85%	15.74%	to	15.90%
2009	38	$9.27	to	$8.49	$351	1.38%	0.65%	to	0.85%	25.78%	to	(15.10)%
DWS CORE EQUITY VIP
2013	17	$14.23	to	$15.02	$267	1.53%	0.65%	to	0.85%	36.17%	to	36.42%
2012	22	$10.45	to	$11.01	$250	1.21%	0.65%	to	0.85%	14.84%	to	15.05%
2011	13	$9.10	to	$9.57	$138	1.23%	0.65%	to	0.85%	(0.98)%	to	(1.14)%
2010	13	$9.19	to	$9.68	$142	1.60%	0.65%	to	0.85%	13.43%	to	13.08%
2009	16	$8.10	to	$8.10	$130	1.84%	0.85%	to	0.85%	33.00%	to	33.00%
DWS LARGE CAP VALUE VIP
2013	20	$16.20	to	$12.36	$324	2.14%	0.65%	to	0.85%	29.81%	to	29.97%
2012	23	$12.48	to	$9.51	$284	1.97%	0.65%	to	0.85%	8.81%	to	9.18%
2011	26	$11.47	to	$8.71	$301	2.10%	0.65%	to	0.85%	(0.86)%	to	(0.80)%
2010	32	$11.57	to	$8.78	$362	2.27%	0.65%	to	0.85%	9.79%	to	10.03%
2009	24	$10.54	to	$7.98	$239	3.64%	0.65%	to	0.85%	24.29%	to	24.69%
DWS SMALL CAP INDEX VIP
2013	22	$27.11	to	$16.41	$512	1.61%	0.65%	to	0.85%	37.47%	to	37.67%
2012	26	$19.72	to	$11.92	$446	0.84%	0.65%	to	0.85%	15.25%	to	15.50%
2011	22	$17.11	to	$10.32	$320	0.87%	0.65%	to	0.85%	(5.21)%	to	(4.97)%
2010	23	$18.05	to	$10.86	$358	0.88%	0.65%	to	0.85%	25.32%	to	25.55%
2009	25	$14.40	to	$8.65	$310	1.83%	0.65%	to	0.85%	25.44%	to	25.73%
												(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
DWS SMALL MID CAP VALUE VIP
2013	18	$15.80	to	$15.48	$288	1.29%	0.65%	to	0.85%	34.13%	to	34.38%
2012	27	$11.78	to	$11.52	$303	1.10%	0.65%	to	0.85%	12.73%	to	13.05%
2011	29	$10.45	to	$10.19	$299	1.07%	0.65%	to	0.85%	(6.86)%	to	(6.68)%
2010	27	$11.22	to	$10.92	$290	1.33%	0.65%	to	0.85%	22.07%	to	22.28%
2009	38	$9.19	to	$8.93	$348	1.59%	0.65%	to	0.85%	28.53%	to	29.05%
FEDERATED FUND FOR US GOVERNMENT SECURITIES II
2013	84	$18.98	to	$11.65	$1,511	2.93%	0.65%	to	0.85%	(2.87)%	to	(2.67)%
2012	80	$19.54	to	$11.97	$1,327	3.79%	0.65%	to	0.85%	2.09%	to	2.31%
2011	97	$19.14	to	$11.70	$1,560	3.76%	0.65%	to	0.85%	4.88%	to	5.03%
2010	96	$18.25	to	$11.14	$1,556	4.60%	0.65%	to	0.85%	4.30%	to	4.50%
2009	133	$17.50	to	$10.66	$2,060	4.97%	0.65%	to	0.85%	4.35%	to	4.51%
FEDERATED MANAGED TAIL RISK FUND II
2013	14	$16.19	to	$16.19	$233	0.97%	0.85%	to	0.85%	15.48%	to	15.48%
2012	14	$14.02	to	$14.02	$202	0.54%	0.85%	to	0.85%	9.19%	to	9.19%
2011	15	$12.84	to	$12.84	$188	0.73%	0.85%	to	0.85%	(6.07)%	to	(6.07)%
2010	15	$13.67	to	$13.67	$211	2.01%	0.85%	to	0.85%	12.06%	to	12.06%
2009	25	$12.20	to	$12.20	$300	2.69%	0.85%	to	0.85%	13.81%	to	13.81%
FEDERATED MANAGED VOLATILITY FUND II
2013	3	$20.47	to	$20.47	$69	3.04%	0.85%	to	0.85%	20.70%	to	20.70%
2012	4	$16.96	to	$16.96	$65	2.98%	0.85%	to	0.85%	12.62%	to	12.62%
2011	4	$15.06	to	$15.06	$62	3.83%	0.85%	to	0.85%	3.86%	to	3.86%
2010	4	$14.50	to	$14.50	$59	6.28%	0.85%	to	0.85%	11.14%	to	11.14%
2009	7	$13.05	to	$13.05	$88	6.17%	0.85%	to	0.85%	27.19%	to	27.19%
FRANKLIN SMALL CAP VALUE SECURITIES FUND
2013	17	$16.08	to	$16.26	$276	1.31%	0.65%	to	0.85%	35.13%	to	35.27%
2012	15	$11.90	to	$12.02	$184	0.78%	0.65%	to	0.85%	17.36%	to	17.61%
2011	22	$10.14	to	$10.22	$221	0.70%	0.65%	to	0.85%	(4.61)%	to	(4.31)%
2010	23	$10.63	to	$10.68	$240	0.72%	0.65%	to	0.85%	27.15%	to	27.29%
2009	31	$8.36	to	$8.39	$257	1.19%	0.65%	to	0.85%	28.02%	to	28.48%
												(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESCO V.I. CORE EQUITY FUND
2013	5	$25.01	to	$25.01	$119	1.37%	0.85%	to	0.85%	28.13%	to	28.13%
2012	7	$19.52	to	$19.52	$131	0.82%	0.85%	to	0.85%	12.96%	to	12.96%
2011	9	$17.28	to	$17.28	$162	0.94%	0.85%	to	0.85%	(0.92)%	to	(0.92)%
2010	10	$17.44	to	$17.44	$177	0.93%	0.85%	to	0.85%	8.62%	to	8.62%
2009	25	$16.06	to	$16.06	$397	1.70%	0.85%	to	0.85%	27.26%	to	27.26%
INVESCO V.I. HIGH YIELD FUND
2013	4	$20.76	to	$20.76	$83	5.00%	0.85%	to	0.85%	6.08%	to	6.08%
2012	4	$19.57	to	$19.57	$84	4.82%	0.85%	to	0.85%	16.21%	to	16.21%
2011	5	$16.84	to	$16.84	$80	6.86%	0.85%	to	0.85%	0.12%	to	0.12%
2010	5	$16.82	to	$16.82	$80	9.89%	0.85%	to	0.85%	12.60%	to	12.60%
2009	6	$14.94	to	$14.94	$85	8.18%	0.85%	to	0.85%	51.52%	to	51.52%
INVESCO V.I. INTERNATIONAL GROWTH FUND
2013	47	$14.00	to	$11.85	$601	1.28%	0.65%	to	0.85%	18.04%	to	18.15%
2012	62	$11.86	to	$10.03	$685	1.66%	0.65%	to	0.85%	14.48%	to	14.89%
2011	39	$10.36	to	$8.73	$362	1.48%	0.65%	to	0.85%	(7.50)%	to	(7.42)%
2010	35	$11.20	to	$9.43	$362	2.66%	0.65%	to	0.85%	11.92%	to	12.13%
2009	34	$10.01	to	$8.41	$316	1.94%	0.65%	to	0.85%	34.18%	to	34.35%
INVESCO V.I. MID CAP CORE EQUITY FUND
(Effective date 05/01/2009)
2013	3	$18.42	to	$18.60	$62	0.66%	0.65%	to	0.85%	27.74%	to	28.01%
2012	4	$14.42	to	$14.53	$48	0.07%	0.65%	to	0.85%	9.99%	to	10.24%
2011	0 *	$13.11	to	$13.11	$6	0.08%	0.85%	to	0.85%	(7.15)%	to	(7.15)%
2010	0 *	$14.12	to	$14.17	$9	0.42%	0.65%	to	0.85%	13.08%	to	13.36%
2009	0 *	$12.49	to	$12.49	$5	1.23%	0.85%	to	0.85%	24.90%	to	24.90%
INVESCO V.I. SMALL CAP EQUITY FUND
(Effective date 05/01/2009)
2013	3	$23.56	to	$23.56	$79	0.01%	0.85%	to	0.85%	36.34%	to	36.34%
2012	2	$17.28	to	$17.28	$49	0.00%	0.85%	to	0.85%	12.94%	to	12.94%
2011	4	$15.30	to	$15.30	$57	0.00%	0.85%	to	0.85%	(1.61)%	to	(1.61)%
2010	2	$15.55	to	$15.60	$32	0.00%	0.65%	to	0.85%	27.46%	to	27.76%
2009	1	$12.20	to	$12.21	$10	0.16%	0.65%	to	0.85%	22.00%	to	22.10%
												(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESCO V.I. TECHNOLOGY FUND
2013	97	$3.74	to	$3.74	$363	0.00%	0.85%	to	0.85%	24.25%	to	24.25%
2012	98	$3.01	to	$3.01	$296	0.00%	0.85%	to	0.85%	10.26%	to	10.26%
2011	98	$2.73	to	$2.73	$269	0.19%	0.85%	to	0.85%	(5.86)%	to	(5.86)%
2010	100	$2.90	to	$2.90	$290	0.00%	0.85%	to	0.85%	20.36%	to	20.36%
2009	103	$2.41	to	$2.41	$248	0.00%	0.85%	to	0.85%	56.49%	to	56.49%
INVESCO VAN KAMPEN V.I. COMSTOCK FUND
2013	37	$17.26	to	$15.25	$618	1.76%	0.65%	to	0.85%	34.74%	to	35.08%
2012	24	$12.48	to	$12.48	$291	1.74%	0.85%	to	0.85%	17.85%	to	17.85%
2011	27	$10.59	to	$10.59	$286	1.59%	0.85%	to	0.85%	(2.67)%	to	(2.67)%
2010	27	$11.13	to	$9.77	$295	0.13%	0.65%	to	0.85%	15.01%	to	15.21%
2009	25	$9.68	to	$8.48	$232	4.50%	0.65%	to	0.85%	27.70%	to	(15.20)%
INVESCO VAN KAMPEN V.I. GROWTH & INCOME FUND
2013	55	$17.61	to	$14.28	$865	1.37%	0.65%	to	0.85%	33.01%	to	33.21%
2012	61	$13.24	to	$10.72	$769	1.54%	0.65%	to	0.85%	13.65%	to	13.80%
2011	60	$11.65	to	$9.42	$677	1.20%	0.65%	to	0.85%	(2.84)%	to	(2.59)%
2010	70	$11.99	to	$9.67	$802	0.07%	0.65%	to	0.85%	11.53%	to	11.79%
2009	40	$10.75	to	$8.65	$408	3.85%	0.65%	to	0.85%	23.28%	to	(13.50)%
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
2013	21	$21.87	to	$21.87	$463	2.28%	0.85%	to	0.85%	19.12%	to	19.12%
2012	33	$18.36	to	$18.36	$613	2.86%	0.85%	to	0.85%	12.71%	to	12.71%
2011	34	$16.29	to	$16.29	$549	2.42%	0.85%	to	0.85%	0.74%	to	0.74%
2010	50	$16.17	to	$16.17	$803	2.73%	0.85%	to	0.85%	7.49%	to	7.49%
2009	57	$15.04	to	$15.04	$856	3.02%	0.85%	to	0.85%	24.81%	to	24.81%
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2013	117	$15.54	to	$14.98	$1,781	1.93%	0.65%	to	0.85%	18.81%	to	18.98%
2012	91	$13.08	to	$12.59	$1,175	2.54%	0.65%	to	0.85%	12.37%	to	12.61%
2011	91	$11.64	to	$11.18	$1,032	2.11%	0.65%	to	0.85%	0.52%	to	0.72%
2010	144	$11.58	to	$11.10	$1,652	2.66%	0.65%	to	0.85%	7.23%	to	7.45%
2009	85	$10.80	to	$10.33	$913	2.57%	0.65%	to	0.85%	24.57%	to	24.91%
												(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2013	22	$21.06	to	$21.06	$469	3.71%	0.85%	to	0.85%	(0.99)%	to	(0.99)%
2012	29	$21.27	to	$21.27	$618	3.85%	0.85%	to	0.85%	7.42%	to	7.42%
2011	32	$19.80	to	$19.80	$633	7.44%	0.85%	to	0.85%	5.83%	to	5.83%
2010	34	$18.71	to	$18.71	$639	6.17%	0.85%	to	0.85%	7.08%	to	7.08%
2009	35	$17.47	to	$17.47	$615	4.11%	0.85%	to	0.85%	12.28%	to	12.28%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2013	186	$14.60	to	$13.85	$2,695	3.40%	0.65%	to	0.85%	(1.15)%	to	(0.93)%
2012	184	$14.77	to	$13.98	$2,674	3.45%	0.65%	to	0.85%	7.18%	to	7.37%
2011	170	$13.78	to	$13.02	$2,311	6.79%	0.65%	to	0.85%	5.43%	to	5.68%
2010	211	$13.07	to	$12.32	$2,720	5.81%	0.65%	to	0.85%	6.85%	to	7.04%
2009	181	$12.23	to	$11.51	$2,183	4.56%	0.65%	to	0.85%	12.00%	to	12.29%
JANUS ASPEN JANUS PORTFOLIO
2013	12	$22.92	to	$22.92	$271	0.79%	0.85%	to	0.85%	29.20%	to	29.20%
2012	12	$17.74	to	$17.74	$217	0.55%	0.85%	to	0.85%	17.56%	to	17.56%
2011	13	$15.09	to	$15.09	$196	0.58%	0.85%	to	0.85%	(6.10)%	to	(6.10)%
2010	17	$16.07	to	$16.07	$266	1.01%	0.85%	to	0.85%	13.58%	to	13.58%
2009	31	$14.15	to	$14.15	$435	0.54%	0.85%	to	0.85%	35.15%	to	35.15%
JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2013	7	$27.64	to	$27.64	$224	2.79%	0.85%	to	0.85%	13.60%	to	13.60%
2012	12	$24.33	to	$24.33	$344	0.68%	0.85%	to	0.85%	12.48%	to	12.48%
2011	14	$21.63	to	$21.63	$353	0.47%	0.85%	to	0.85%	(32.74)%	to	(32.74)%
2010	15	$32.16	to	$32.16	$532	0.69%	0.85%	to	0.85%	24.26%	to	24.26%
2009	18	$25.88	to	$25.88	$467	0.58%	0.85%	to	0.85%	77.99%	to	77.99%
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2013	28	$10.58	to	$10.58	$294	2.89%	0.85%	to	0.85%	13.28%	to	13.28%
2012	39	$9.34	to	$9.34	$366	0.52%	0.85%	to	0.85%	12.26%	to	12.26%
2011	81	$8.32	to	$8.32	$675	0.38%	0.85%	to	0.85%	(32.96)%	to	(32.96)%
2010	89	$12.41	to	$12.41	$1,100	0.52%	0.85%	to	0.85%	24.01%	to	24.01%
2009	106	$10.01	to	$10.01	$1,063	0.46%	0.85%	to	0.85%	77.48%	to	77.48%
												(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
JANUS ASPEN WORLDWIDE PORTFOLIO
2013	21	$20.25	to	$20.25	$441	1.22%	0.85%	to	0.85%	27.36%	to	27.36%
2012	25	$15.90	to	$15.90	$398	0.89%	0.85%	to	0.85%	19.01%	to	19.01%
2011	26	$13.36	to	$13.36	$342	0.56%	0.85%	to	0.85%	(14.47)%	to	(14.47)%
2010	31	$15.62	to	$15.62	$486	0.60%	0.85%	to	0.85%	14.89%	to	14.89%
2009	40	$13.60	to	$13.60	$538	1.44%	0.85%	to	0.85%	36.55%	to	36.55%
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
(Effective date 05/01/2009)
2013	37	$17.16	to	$17.32	$638	1.07%	0.65%	to	0.85%	(2.11)%	to	(1.93)%
2012	62	$17.53	to	$17.66	$1,081	1.66%	0.65%	to	0.85%	21.06%	to	21.29%
2011	67	$14.48	to	$14.56	$975	1.87%	0.65%	to	0.85%	(18.70)%	to	(18.52)%
2010	71	$17.81	to	$17.87	$1,253	1.53%	0.65%	to	0.85%	21.65%	to	21.90%
2009	47	$14.64	to	$14.66	$696	2.93%	0.65%	to	0.85%	46.40%	to	46.60%
LVIP BARON GROWTH OPPORTUNITIES FUND
2013	62	$35.22	to	$18.08	$2,041	0.46%	0.65%	to	0.85%	38.88%	to	39.18%
2012	69	$25.36	to	$12.99	$1,562	1.18%	0.65%	to	0.85%	17.24%	to	17.45%
2011	72	$21.63	to	$11.06	$1,380	0.00%	0.65%	to	0.85%	3.15%	to	3.36%
2010	73	$20.97	to	$10.70	$1,342	0.00%	0.65%	to	0.85%	25.30%	to	25.59%
2009	79	$16.74	to	$8.52	$1,173	0.00%	0.65%	to	0.85%	37.21%	to	(14.80)%
MFS VIT II INTERNATIONAL VALUE PORTFOLIO
(Effective date 05/01/2009)
2013	35	$20.03	to	$20.22	$708	1.22%	0.65%	to	0.85%	26.53%	to	26.85%
2012	38	$15.83	to	$15.94	$612	1.60%	0.65%	to	0.85%	14.96%	to	15.17%
2011	53	$13.77	to	$13.84	$724	1.07%	0.65%	to	0.85%	(2.62)%	to	(2.40)%
2010	49	$14.14	to	$14.18	$685	1.03%	0.65%	to	0.85%	7.86%	to	8.08%
2009	15	$13.11	to	$13.12	$191	0.00%	0.65%	to	0.85%	31.10%	to	31.20%
MFS VIT UTILITIES SERIES
(Effective date 05/01/2008)
2013	24	$13.23	to	$13.38	$322	1.67%	0.65%	to	0.85%	19.19%	to	19.46%
2012	32	$11.10	to	$11.20	$350	7.29%	0.65%	to	0.85%	12.23%	to	12.45%
2011	21	$9.89	to	$9.96	$203	2.83%	0.65%	to	0.85%	5.66%	to	5.84%
2010	21	$9.36	to	$9.41	$203	2.74%	0.65%	to	0.85%	12.50%	to	12.69%
2009	20	$8.32	to	$8.35	$168	0.91%	0.65%	to	0.85%	31.65%	to	32.12%
												(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
2013	1	$14.53	to	$14.53	$17	0.80%	0.85%	to	0.85%	35.54%	to	35.54%
2012	2	$10.72	to	$10.72	$18	0.34%	0.85%	to	0.85%	14.41%	to	14.41%
2011	2	$9.37	to	$9.37	$21	0.38%	0.85%	to	0.85%	(7.50)%	to	(7.50)%
2010	3	$10.13	to	$10.13	$27	0.34%	0.85%	to	0.85%	24.94%	to	24.94%
2009	3	$8.11	to	$8.11	$23	0.98%	0.85%	to	0.85%	45.08%	to	45.08%
NVIT MID CAP INDEX FUND
2013	20	$26.95	to	$16.03	$446	0.89%	0.65%	to	0.85%	31.66%	to	31.93%
2012	20	$20.47	to	$12.15	$349	0.94%	0.65%	to	0.85%	16.31%	to	16.49%
2011	20	$17.60	to	$10.43	$298	0.67%	0.65%	to	0.85%	(3.51)%	to	(3.25)%
2010	19	$18.24	to	$10.78	$301	1.00%	0.65%	to	0.85%	24.80%	to	25.06%
2009	22	$14.62	to	$8.62	$286	0.64%	0.65%	to	0.85%	35.37%	to	35.75%
OPPENHEIMER GLOBAL SECURITIES FUND/VA
2013	45	$26.69	to	$13.80	$1,156	1.37%	0.65%	to	0.85%	26.25%	to	26.49%
2012	55	$21.14	to	$10.91	$1,091	2.13%	0.65%	to	0.85%	20.18%	to	20.42%
2011	59	$17.59	to	$9.06	$1,011	1.24%	0.65%	to	0.85%	(9.05)%	to	(8.85)%
2010	59	$19.34	to	$9.94	$1,140	1.51%	0.65%	to	0.85%	14.99%	to	15.18%
2009	74	$16.82	to	$8.63	$1,226	2.08%	0.65%	to	0.85%	38.55%	to	(13.70)%
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
(Effective date 05/01/2008)
2013	15	$12.96	to	$13.11	$201	1.43%	0.65%	to	0.85%	24.74%	to	25.10%
2012	8	$10.39	to	$10.48	$80	1.46%	0.65%	to	0.85%	21.24%	to	21.44%
2011	8	$8.57	to	$8.63	$65	0.95%	0.65%	to	0.85%	(7.95)%	to	(7.80)%
2010	7	$9.31	to	$9.36	$69	1.07%	0.65%	to	0.85%	13.81%	to	14.01%
2009	11	$8.18	to	$8.21	$94	1.34%	0.65%	to	0.85%	37.94%	to	38.45%
PIMCO VIT HIGH YIELD PORTFOLIO
2013	138	$19.22	to	$14.52	$2,546	5.45%	0.65%	to	0.85%	4.80%	to	5.07%
2012	156	$18.34	to	$13.82	$2,736	5.73%	0.65%	to	0.85%	13.35%	to	13.56%
2011	101	$16.18	to	$12.17	$1,549	6.92%	0.65%	to	0.85%	2.47%	to	2.70%
2010	157	$15.79	to	$11.85	$2,414	7.25%	0.65%	to	0.85%	13.50%	to	13.72%
2009	163	$13.91	to	$10.42	$2,227	8.38%	0.65%	to	0.85%	39.10%	to	39.30%
												(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
PIMCO VIT LOW DURATION PORTFOLIO
2013	304	$13.29	to	$12.02	$3,890	1.45%	0.65%	to	0.85%	(0.97)%	to	(0.83)%
2012	252	$13.42	to	$12.12	$3,247	1.90%	0.65%	to	0.85%	4.93%	to	5.21%
2011	243	$12.79	to	$11.52	$2,995	1.68%	0.65%	to	0.85%	0.24%	to	0.44%
2010	233	$12.76	to	$11.47	$2,889	1.64%	0.65%	to	0.85%	4.42%	to	4.56%
2009	172	$12.22	to	$10.97	$2,073	3.34%	0.65%	to	0.85%	12.32%	to	12.63%
PIMCO VIT TOTAL RETURN PORTFOLIO
2013	382	$15.27	to	$13.35	$5,665	2.20%	0.65%	to	0.85%	(2.74)%	to	(2.55)%
2012	415	$15.70	to	$13.70	$6,298	2.57%	0.65%	to	0.85%	8.65%	to	8.82%
2011	420	$14.45	to	$12.59	$5,898	2.62%	0.65%	to	0.85%	2.70%	to	2.94%
2010	422	$14.07	to	$12.23	$5,795	2.41%	0.65%	to	0.85%	7.20%	to	7.47%
2009	409	$13.12	to	$11.38	$5,298	5.01%	0.65%	to	0.85%	13.01%	to	13.23%
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Effective date 05/01/2008)
2013	1	$7.11	to	$7.11	$5	0.92%	0.85%	to	0.85%	(3.00)%	to	(3.00)%
2012	1	$7.33	to	$7.33	$5	0.21%	0.85%	to	0.85%	10.73%	to	10.73%
2011	1	$6.62	to	$6.62	$5	0.00%	0.85%	to	0.85%	(24.26)%	to	(24.26)%
2010	1	$8.74	to	$8.79	$6	0.03%	0.65%	to	0.85%	14.55%	to	14.90%
2009	9	$7.63	to	$7.65	$71	0.86%	0.65%	to	0.85%	72.62%	to	73.08%
PIONEER FUND VCT PORTFOLIO
2013	15	$18.74	to	$13.19	$226	1.26%	0.65%	to	0.85%	32.16%	to	32.43%
2012	15	$14.18	to	$9.96	$181	1.53%	0.65%	to	0.85%	9.33%	to	9.57%
2011	21	$12.97	to	$9.09	$213	1.62%	0.65%	to	0.85%	(5.12)%	to	(4.92)%
2010	17	$13.67	to	$9.56	$193	1.34%	0.65%	to	0.85%	15.05%	to	15.18%
2009	22	$11.88	to	$8.30	$214	1.51%	0.65%	to	0.85%	24.14%	to	(17.00)%
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
2013	8	$22.39	to	$17.62	$174	0.00%	0.65%	to	0.85%	41.26%	to	41.53%
2012	9	$15.85	to	$15.85	$146	0.00%	0.85%	to	0.85%	6.09%	to	6.09%
2011	10	$14.94	to	$14.94	$146	0.00%	0.85%	to	0.85%	(3.05)%	to	(3.05)%
2010	11	$15.41	to	$15.41	$163	0.00%	0.85%	to	0.85%	19.18%	to	19.18%
2009	7	$12.93	to	$12.93	$84	0.00%	0.85%	to	0.85%	43.35%	to	43.35%
												(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
PIONEER MID CAP VALUE VCT PORTFOLIO
2013	8	$14.29	to	$13.54	$120	0.70%	0.65%	to	0.85%	31.58%	to	31.84%
2012	8	$10.82	to	$10.82	$90	0.81%	0.85%	to	0.85%	9.85%	to	9.85%
2011	9	$9.85	to	$9.85	$94	0.75%	0.85%	to	0.85%	(6.62)%	to	(6.62)%
2010	15	$10.58	to	$9.97	$166	0.90%	0.65%	to	0.85%	16.86%	to	17.16%
2009	21	$9.05	to	$8.51	$187	0.67%	0.65%	to	0.85%	24.14%	to	(14.90)%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2013	9	$16.37	to	$20.77	$157	0.00%	0.65%	to	0.85%	31.91%	to	32.12%
2012	22	$12.41	to	$15.72	$283	0.23%	0.65%	to	0.85%	12.21%	to	12.45%
2011	24	$11.06	to	$13.98	$267	0.16%	0.65%	to	0.85%	(4.66)%	to	(4.44)%
2010	24	$11.60	to	$14.63	$280	0.18%	0.65%	to	0.85%	10.57%	to	10.75%
2009	6	$10.49	to	$10.49	$66	0.89%	0.85%	to	0.85%	36.41%	to	36.41%
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
(Effective date 05/01/2009)
2013	5	$15.21	to	$15.36	$75	0.00%	0.65%	to	0.85%	8.88%	to	9.01%
2012	7	$13.97	to	$14.09	$94	0.00%	0.65%	to	0.85%	(3.72)%	to	(3.56)%
2011	4	$14.51	to	$14.61	$56	0.00%	0.65%	to	0.85%	(20.06)%	to	(19.86)%
2010	1	$18.15	to	$18.23	$20	0.06%	0.65%	to	0.85%	26.30%	to	26.69%
2009	1	$14.37	to	$14.39	$10	0.00%	0.65%	to	0.85%	43.70%	to	43.90%
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
(Effective date 04/30/2010)
2013	0 *	$10.86	to	$10.86	$3	1.31%	0.65%	to	0.65%	(1.09)%	to	(1.09)%
2012	0 *	$11.00	to	$11.00	$3	1.65%	0.65%	to	0.65%	1.20%	to	1.20%
2011	4	$10.84	to	$10.87	$39	0.00%	0.65%	to	0.85%	5.96%	to	6.05%
PUTNAM VT EQUITY INCOME FUND
(Effective date 04/30/2010)
2013	12	$16.65	to	$16.77	$199	1.34%	0.65%	to	0.85%	31.31%	to	31.53%
2012	6	$12.75	to	$12.75	$79	2.13%	0.65%	to	0.65%	18.60%	to	18.60%
2011	6	$10.75	to	$10.75	$59	0.00%	0.65%	to	0.65%	1.22%	to	1.22%
PUTNAM VT GLOBAL HEALTH CARE FUND
(Effective date 05/02/2011)
2013	14	$14.60	to	$14.68	$210	0.64%	0.65%	to	0.85%	40.52%	to	40.75%
2012	6	$10.43	to	$10.43	$66	1.19%	0.65%	to	0.65%	21.56%	to	21.56%
2011	6	$8.57	to	$8.58	$53	0.00%	0.65%	to	0.85%	(14.30)%	to	(14.20)%
												(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
(Effective date 05/01/2009)
2013	15	$22.15	to	$22.36	$327	0.80%	0.65%	to	0.85%	33.27%	to	33.57%
2012	23	$16.62	to	$16.74	$390	0.03%	0.65%	to	0.85%	11.32%	to	11.53%
2011	25	$14.93	to	$15.01	$369	0.28%	0.65%	to	0.85%	(4.42)%	to	(4.21)%
2010	27	$15.62	to	$15.67	$424	0.19%	0.65%	to	0.85%	19.24%	to	19.53%
2009	12	$13.10	to	$13.11	$157	0.00%	0.65%	to	0.85%	31.00%	to	31.10%
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
2013	36	$24.29	to	$13.29	$721	1.71%	0.65%	to	0.85%	22.55%	to	22.71%
2012	39	$19.82	to	$10.83	$645	2.45%	0.65%	to	0.85%	12.49%	to	12.70%
2011	40	$17.62	to	$9.61	$606	1.69%	0.65%	to	0.85%	(1.84)%	to	(1.64)%
2010	44	$17.95	to	$9.77	$655	2.46%	0.65%	to	0.85%	12.64%	to	12.95%
2009	39	$15.94	to	$8.65	$568	2.76%	0.65%	to	0.85%	22.99%	to	(13.50)%
SCHWAB MONEY MARKET PORTFOLIO
2013	450	$12.85	to	$9.77	$5,259	0.01%	0.65%	to	0.85%	(0.85)%	to	(0.61)%
2012	642	$12.96	to	$9.83	$7,702	0.01%	0.65%	to	0.85%	(0.84)%	to	(0.61)%
2011	641	$13.07	to	$9.89	$8,035	0.01%	0.65%	to	0.85%	(0.83)%	to	(0.70)%
2010	550	$13.18	to	$9.96	$6,620	0.01%	0.65%	to	0.85%	(0.81)%	to	(0.60)%
2009	498	$13.29	to	$10.02	$6,473	0.11%	0.65%	to	0.85%	(0.75)%	to	(0.50)%
SCHWAB S&P 500 INDEX PORTFOLIO
2013	488	$24.89	to	$14.28	$10,459	1.64%	0.65%	to	0.85%	30.93%	to	31.25%
2012	462	$19.01	to	$10.88	$7,801	1.66%	0.65%	to	0.85%	14.73%	to	14.89%
2011	440	$16.57	to	$9.47	$6,569	1.78%	0.65%	to	0.85%	1.04%	to	1.28%
2010	382	$16.40	to	$9.35	$6,029	1.96%	0.65%	to	0.85%	13.72%	to	13.89%
2009	425	$14.42	to	$8.21	$5,979	2.86%	0.65%	to	0.85%	25.07%	to	25.34%
SENTINEL VARIABLE PRODUCTS BOND FUND
(Effective date 05/01/2009)
2013	7	$12.47	to	$12.59	$88	1.81%	0.65%	to	0.85%	(1.19)%	to	(0.94)%
2012	16	$12.62	to	$12.71	$213	2.87%	0.65%	to	0.85%	5.61%	to	5.83%
2011	13	$11.95	to	$12.01	$157	3.51%	0.65%	to	0.85%	6.22%	to	6.38%
2010	6	$11.25	to	$11.29	$74	4.19%	0.65%	to	0.85%	6.42%	to	6.61%
2009	1	$10.57	to	$10.57	$12	9.66%	0.85%	to	0.85%	5.70%	to	5.70%
												(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
(Effective date 05/01/2009)
2013	16	$21.87	to	$22.08	$351	2.11%	0.65%	to	0.85%	30.65%	to	30.88%
2012	13	$16.74	to	$16.87	$208	1.75%	0.65%	to	0.85%	14.11%	to	14.37%
2011	13	$14.67	to	$14.75	$187	1.64%	0.65%	to	0.85%	1.24%	to	1.44%
2010	8	$14.49	to	$14.49	$112	2.31%	0.85%	to	0.85%	14.97%	to	14.97%
2009	0 *	$12.60	to	$12.60	$2	2.60%	0.85%	to	0.85%	26.00%	to	26.00%
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
(Effective date 05/01/2009)
2013	4	$23.34	to	$23.56	$94	0.13%	0.65%	to	0.85%	33.60%	to	33.86%
2012	4	$17.60	to	$17.60	$66	0.45%	0.65%	to	0.65%	10.69%	to	10.69%
2011	4	$15.90	to	$15.90	$64	0.00%	0.65%	to	0.65%	2.38%	to	2.38%
2010	4	$15.48	to	$15.53	$61	0.05%	0.65%	to	0.85%	22.66%	to	22.96%
2009	4	$12.62	to	$12.63	$44	0.42%	0.65%	to	0.85%	26.20%	to	26.30%
TEMPLETON FOREIGN SECURITIES FUND
(Effective date 04/30/2010)
2013	20	$13.68	to	$13.78	$278	2.36%	0.65%	to	0.85%	21.93%	to	22.16%
2012	8	$11.22	to	$11.28	$90	3.10%	0.65%	to	0.85%	17.24%	to	17.50%
2011	7	$9.60	to	$9.60	$64	1.54%	0.65%	to	0.65%	(11.28)%	to	(11.28)%
2010	6	$10.80	to	$10.82	$63	1.66%	0.65%	to	0.85%	8.00%	to	8.20%
THIRD AVENUE VALUE PORTFOLIO
2013	13	$10.30	to	$11.02	$149	3.48%	0.65%	to	0.85%	17.98%	to	18.24%
2012	23	$8.73	to	$9.32	$208	0.68%	0.65%	to	0.85%	26.16%	to	26.46%
2011	38	$6.92	to	$7.37	$278	1.77%	0.65%	to	0.85%	(21.90)%	to	(21.76)%
2010	44	$8.86	to	$9.42	$408	3.86%	0.65%	to	0.85%	13.06%	to	13.22%
2009	66	$7.84	to	$8.32	$522	0.00%	0.65%	to	0.85%	44.12%	to	44.70%
TOUCHSTONE VST MID CAP GROWTH FUND
(Effective date 05/01/2009)
2013	4	$22.12	to	$22.33	$87	0.00%	0.65%	to	0.85%	33.66%	to	33.95%
2012	3	$16.67	to	$16.67	$50	0.00%	0.65%	to	0.65%	19.16%	to	19.16%
UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
2013	27	$36.10	to	$36.10	$991	1.06%	0.85%	to	0.85%	1.21%	to	1.21%
2012	31	$35.67	to	$35.67	$1,126	0.88%	0.85%	to	0.85%	14.84%	to	14.84%
2011	32	$31.06	to	$31.06	$1,014	0.87%	0.85%	to	0.85%	5.04%	to	5.04%
2010	35	$29.57	to	$29.57	$1,061	2.15%	0.85%	to	0.85%	28.85%	to	28.85%
2009	38	$22.95	to	$22.95	$877	3.16%	0.85%	to	0.85%	27.29%	to	27.29%
												(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
VAN ECK VIP GLOBAL BOND FUND
(Effective date 05/01/2009)
2013	57	$11.59	to	$11.70	$657	2.51%	0.65%	to	0.85%	(9.95)%	to	(9.72)%
2012	67	$12.87	to	$12.96	$867	2.10%	0.65%	to	0.85%	4.72%	to	4.85%
2011	63	$12.29	to	$12.36	$776	6.97%	0.65%	to	0.85%	7.15%	to	7.48%
2010	53	$11.47	to	$11.50	$609	1.56%	0.65%	to	0.85%	5.33%	to	5.50%
2009	17	$10.89	to	$10.90	$179	0.00%	0.65%	to	0.85%	8.90%	to	9.00%
VAN ECK VIP GLOBAL HARD ASSETS FUND
(Effective date 05/01/2009)
2013	24	$15.90	to	$16.05	$378	0.50%	0.65%	to	0.85%	9.35%	to	9.56%
2012	21	$14.54	to	$14.65	$305	0.66%	0.65%	to	0.85%	2.25%	to	2.45%
2011	18	$14.22	to	$14.30	$255	1.03%	0.65%	to	0.85%	(17.42)%	to	(17.25)%
2010	15	$17.22	to	$17.28	$265	0.19%	0.65%	to	0.85%	27.56%	to	27.91%
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
(Effective date 05/01/2008)
2013	3	$18.67	to	$18.88	$50	0.00%	0.65%	to	0.85%	42.63%	to	42.92%
2012	3	$13.09	to	$13.21	$44	0.00%	0.65%	to	0.85%	16.67%	to	16.90%
2011	3	$11.22	to	$11.30	$34	0.00%	0.65%	to	0.85%	(0.36)%	to	(0.18)%
2010	4	$11.26	to	$11.32	$45	0.00%	0.65%	to	0.85%	34.37%	to	34.60%
2009	3	$8.38	to	$8.41	$29	0.00%	0.65%	to	0.85%	39.20%	to	39.47%
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
2013	6	$16.34	to	$15.05	$112	0.19%	0.65%	to	0.85%	29.58%	to	29.74%
2012	10	$12.61	to	$11.60	$136	0.08%	0.65%	to	0.85%	14.53%	to	14.85%
2011	17	$11.01	to	$10.10	$201	0.14%	0.65%	to	0.85%	(6.30)%	to	(6.13)%
2010	17	$11.75	to	$10.76	$211	0.78%	0.65%	to	0.85%	22.69%	to	22.97%
2009	21	$9.58	to	$8.75	$199	0.00%	0.65%	to	0.85%	46.48%	to	(12.50)%
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
2013	12	$18.09	to	$18.09	$217	0.70%	0.85%	to	0.85%	13.77%	to	13.77%
2012	12	$15.90	to	$15.90	$197	0.85%	0.85%	to	0.85%	13.01%	to	13.01%
2011	13	$14.07	to	$14.07	$177	0.67%	0.85%	to	0.85%	(8.04)%	to	(8.04)%
2010	13	$15.30	to	$15.30	$194	1.48%	0.85%	to	0.85%	16.26%	to	16.26%
2009	13	$13.16	to	$13.16	$176	1.26%	0.85%	to	0.85%	58.75%	to	16.26%
												(Concluded)
* The Investment Division has units that round to less than 1,000 units.
(a) The amounts in these columns are associated with the highest Expense Ratio.
(b) The amounts in these columns are associated with the lowest Expense Ratio.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

The balance sheets of Great-West Life & Annuity Insurance Company of New York ("GWL&A NY") and subsidiaries as of December 31, 2013 and 2012, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2013, and the statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of GWL&A NY (the "Series Account") as of December 31, 2013, and the related statements of operations, and changes in net assets and the financial highlights for each of the periods presented, are filed herewith in the Statement of Additional Information.

(b)	Exhibits

(1)
Certified copy of resolution of Board of Directors of GWL&A NY establishing Registrant is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

(2)	Not applicable.

(3)
Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).

(4)(a)	Form of variable annuity contract is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).

(4)(b)	Form of Contract is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 on Form N-4 filed on May 20, 2009 (File No. 333-147743).

(4)(c)	Form of Company Name Change Endorsement is filed herewith.

(5)(a)	Form of application is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).

(5)(b)	Form of Revised Variable Annuity Application is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743).

(6)(a)	The Charter of Depositor is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on January 3, 2006 (File No. 333-130820).

(6)(b)	The By-Laws of Depositor is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on January 3, 2006 (File No. 333-130820).

(7)	Not applicable.

(8)(a)
Participation Agreement with AIM Variable Insurance Fund (formerly INVESCO Variable Investment Funds, Inc.) is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(b)
Participation Agreement with Alger American Fund is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Alger American Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(8)(c)
Participation Agreement with Alliance Bernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Alliance Bernstein Variable Products Series Fund, Inc. is incorporated by reference to the Registrant's Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with Alliance Bernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(d)
Participation Agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.) is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(8)(e)
Participation Agreement with Delaware VIP Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to the Registrant's Post-Effective Amendment No. 15 to the Registration Statement,

filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(8)(f)
Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289); amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant’s Pre-Effective Amendment to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(8)(g)
Participation Agreement with DWS Variable Series II (formerly, Scudder Variable Life Investment Fund) is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289); form of amendment to Participation Agreement is incorporated by reference to the Registrant's Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with DWS Variable Series II is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(h)	Participation Agreement with Federated Insurance Series is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

(8)(i)
Participation Agreement with Franklin Templeton Variable Insurance Products Trust is incorporated by reference to Registrant’s amended Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendments to Participation Agreement with Franklin Templeton Variable Insurance Products Trust are incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(j)
Participation Agreement with Janus Aspen Series (Institutional Class Shares) is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form

N-4 filed on April 21, 2009 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(8)(k)
Participation Agreement with Baron Capital Fund Trust (now known as Lincoln Variable Insurance Products Trust) (with respect to Capital Asset Fund) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289). Participation Agreement with Lincoln Variable Insurance Products Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743).

(8)(l)
Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); amendment to Participation Agreement with Nationwide Variable Insurance Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(m)
Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on N-4 filed on April 27, 2006 (File No. 333-130820); amendment to Participation Agreement with Neuberger Berman Adviser Management Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(n)
Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to the Registrant's Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289).

(8)(o)
Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to the Registrant's Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the

Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(8)(p)
Participation Agreement with Pioneer Variable Contracts Trust (formerly, SAFECO Resource Trust) is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289) amendment to Participation Agreement with Pioneer Variable Contracts Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(q)
Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(r)
Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(s)
Participation Agreement with Third Avenue Value Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on N-4 filed on April 27, 2006 (File No. 333-130820); form of amendment to Participation Agreement with Third Avenue Value Portfolio is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(t)
Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on January 3, 2006 (File No. 333-130820); amendment to Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(u)	Participation Agreement with Wells Fargo Variable Trust is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).

(8)(v)
Participation Agreement with MFS Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement filed by FutureFunds Series Account on Form N-4 on May 27, 2008 (File No. 811-03972). Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS

Variable Insurance Trust II is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(w)
Participation Agreement with Prudential Series Fund is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Prudential Series Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(8)(x)
Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743); amendment to Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(8)(y)
Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549); Participation Agreement with Columbia Funds Variable Insurance Trust I is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(z)
Participation Agreement with JPMorgan Insurance Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(aa)
Participation Agreement with Lazard Retirement Series is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549). Amendment to Participation Agreement with PIMCO is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 19, 2011 (File No. 333-176926).

(8)(bb)
Participation Agreement with Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(cc)
Participation Agreement with Touchstone Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(dd)	Form of SEC Rule 22c-2 Shareholder Information Amendment is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).

(8)(ee)
Form of Participation Agreement with Putnam Variable Trust and amendment thereto is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 30, 2011 (File No. 333-176926).

(9)	Opinion of counsel and consent of Beverly A. Byrne, Esq. is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).

(10)(a)	Written Consent of Carlton Fields Jorden Burt P.A. is filed herewith.

(10)(b)	Written Consents of Deloitte & Touche LLP are filed herewith.

(11)	Not Applicable.

(12)	Not Applicable.

(13)
Powers of Attorney for Mr. Bernbach is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).  Powers of Attorney for Ms. Alzaraki and Messrs. Balog, Dackow, A. Desmarais, P. Desmarais, Jr., Katz and Walsh are incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743). Powers of Attorney for Messrs. McFeetors and Ryan, Jr. are incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743). Powers of Attorney for Messrs. Orr and Selitto are filed herewith.

Item 25.   Directors and Officers of the Depositor

Name	Principal Business Address	Position and Officers with Depositor

M.D. Alazraki	Manatt, Phelps & Phillips, LLP 7 Times Square, 23rd Floor New York, NY 10036	Director
J.L. Bernbach	32 East 57th Street, 10th Floor New York, New York 10022	Director
A. Desmarais	(4)	Director
P. Desmarais, Jr.	(4)	Director
M.T.G. Graye	(2)	Director, President and Chief Executive Officer
S.Z. Katz	Fried Frank Harris Shriver & Jacobson 400 E. 57th Street, 19-E New York, NY 10022	Director
R.J. Orr	(4)	Chairman of the Board
J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director
S.M. Corbett	(2)	Executive Vice President and Chief Investment Officer
C.P. Nelson	(2)	President, Great-West Retirement Services
R.K. Shaw	(2)	Executive Vice President, Individual Markets

W.S. Harmon	(2)	Senior Vice President, 401(k) Standard Markets
R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets
D.G. McLeod	(2)	Senior Vice President, Product Management
R.G. Schultz	(3)	Senior Vice President, General Counsel and Secretary
B.A. Byrne	(3)	Senior Vice President, Legal and Chief Compliance Officer
D.C. Aspinwall	(3)	Chief Risk Officer & Chief Legal Counsel, Litigation
(1)	100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2)	8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3)	8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4)	Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

Item 26. <u>Persons controlled by or under common control with the Depositor or Registrant as of 12/31/13
The Registrant is a separate account of Great-West Life & Annuity Insurance Company of New York, a stock life insurance company incorporated under the laws of the State of New York (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2013

I.    OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
100% - 3876357 Canada Inc.
100% - 3439496 Canada Inc.
100% - Capucines Investments Corporation
32% - Nordex Inc. (68% also owned directly by the Desmarais Family Residuary Trust)
94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by the Desmarais Family Residuary Trust)
53.60% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2013 411,399,721 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 899,947,441.

Pansolo Holding Inc. owns directly 15,216,033 SVS and 367,692 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 18,892,953 or 2.1 % of the total voting rights attached to the shares of PCC. Pansolo Holding Inc. wholly owns 3876357 Canada Inc., 3439496 Canada Inc. and Capucines Investments Corporation which respectively own 40,686,080 SVS, 3,236,279 SVS, 3,125,000 SVS of PCC, representing respectively 4.52%, 0.36%, 0.35 % of the aggregate voting rights of PCC.

Gelco Entreprises Ltd owns directly 48,235,700 PPS, representing 53.60% of the aggregate voting rights of PCC (PPS (10 votes) and SVS (1 vote)). Hence, the total voting rights of PCC under the direct and indirect control of the Desmarais Family Residuary Trust is approximately 61.10%; note that this is not the equity percentage.

The Desmarais Family Residuary Trust also owns 1,561,750 SVS of PCC.

II.	OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.    Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
67.0% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. Inc.
100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
60.0% - Great-West Life & Annuity Insurance Capital, LLC
60.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
50.0% - Westkin Properties Ltd.

65.17% - Great-West Funds, Inc.
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivables Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
100.0% - Singer Collateral Trust V

B.    Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
67.0% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. Inc.
100% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company (NH)
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings Inc.
80.0% - PanAgora Asset Management, Inc.
100.0% -Putnam GP Inc.
99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
100.0% - Putnam Investment Holdings, LLC
100.0% - Savings Investments, LLC
100.0% - Putnam Aviation Holdings, LLC
100.0% - Putnam Capital, LLC
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Investments Inc.
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited

C.    The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
67.0% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
100.0% - Great-West Lifeco Finance (Delaware) LP
100.0% - Great-West Lifeco Finance (Delaware) LLC
100.0% - 2023308 Ontario Inc.
100.0% - Great-West Life & Annuity Insurance Capital, LP
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
40.0% - Great-West Life & Annuity Insurance Capital, LLC
100.0% - Great-West Life & Annuity Insurance Capital, LP II
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
40.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - 2171866 Ontario Inc
100.0% - Great-West Lifeco Finance (Delaware) LP II
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
100.0% - Great-West Investors GP Inc.
100.0% - Great-West Investors LP
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.

100.0% - RA Real Estate Inc.
0.1% RMA Real Estate LP
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc. (0.0001% interest in NF Real Estate Limited Partnership)
100.0% - GLC Asset Management Group Ltd.
100.0% - 801611 Ontario Limited
100.0% - 118050 Canada Inc.
100.0% - 1213763 Ontario Inc.
99.9% - Riverside II Limited Partnership
70.0% - Kings Cross Shopping Centre Ltd.
100.0% - 681348 Alberta Ltd.
100.0% - The Owner: Condominium Plan No 8510578
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
65.0% - The Walmer Road Limited Partnership
50.0% - Laurier House Apartments Limited
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.1% - Riverside II Limited Partnership
100.0% - High Park Bayview Inc.
75.0% - High Park Bayview Limited Partnership
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100.0% - 647679 B.C. Ltd.
70.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
70.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]

99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
70.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc.
70.0% - 0726861 B.C. Ltd.
70.0% - Trop Beau Developments Limited
70.0% - Kelowna Central Park Properties Ltd.
70.0% - Kelowna Central Park Phase II Properties Ltd.
40.0% - PVS Preferred Vision Services
12.5% - Vaudreuil Shopping Centres Limited
70.0% - Saskatoon West Shopping Centres Limited
12.5% - 2331777 Ontario Ltd.
12.5% - 2344701 Ontario Ltd.
12.5% - 2356720 Ontario Ltd.
12.5% - 0977221 B.C. Ltd.
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.00% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd.
30.0% - 0726861 B.C. Ltd.
30.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
30.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMAProperty Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)

100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
30.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.
100.0% - 3853071 Canada Limited
50.0% - Laurier House Apartments Limited
30.0% - Kelowna Central Park Properties Ltd.
30.0% - Kelowna Central Park Phase II Properties Ltd.
30.0% - Trop Beau Developments Limited
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership
100.0% - 177545 Canada Limited
100.0% - Lonlife Financial Services Limited
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership

30.0% - KS Village (Millstream) Inc.
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life & General Reinsurance Co. Ltd. (1 share held by London Life & Casualty Reinsurance Corporation and 20,099,999 shares held by London Reinsurance Group Inc.)
100.0% - London Life & Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited
30.0% - Saskatoon West Shopping Centres Limited
75.0% - 2331777 Ontario Ltd.
75.0% - 2344701 Ontario Ltd.
75.0% - 2356720 Ontario Ltd.
75.0% - 0977221 B.C. Ltd.
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)
100.0% - Canada Life Brasil LTDA
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International, Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Setanta Asset Management Limited
50.0% - Setanta Asset Management Funds Public Limited Company
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited

78.67% - Canada Life Assurance Europe Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited

100.0% - Canada Life International Re, Limited
100.0% - Canada Life Reinsurance International, Ltd.
100.0% - Canada Life Reinsurance, Ltd.
100.0% - The Canada Life Group (U.K.), Limited
100.0% - Canada Life Pension Managers & Trustees, Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.), Limited
100.0% - CLFIS (U.K.), Limited
100.0% - Canada Life, Limited
100.0% - Canada Life Assurance (Ireland), Limited
50.0% - Setanta Asset Management Funds Public Limited Company
100.0% - Canada Life (U.K.), Limited
100.0% - Albany Life Assurance Company, Limited
100.0% - Canada Life Management (U.K.), Limited
100.0% - Canada Life Services (U.K.), Limited
100.0% - Canada Life Fund Managers (U.K.), Limited
100.0% - Canada Life Group Services (U.K.), Limited
100.0% - Canada Life Holdings (U.K.), Limited
100.0% - Canada Life Irish Operations, Limited
100.0% - Canada Life Ireland Holdings, Limited.
100.0% - Irish Life Group Limited
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Limited
49.0% - Glohealth Financial Services Limited
100.0% - Irish Life Investment Managers Limited

100.0% - Summit Asset Managers Ltd.
7.0% - Irish Association of Investment Managers
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Ltd.
100.0% - Cornmarket Insurance Brokers Ltd.
100.0% - Adelaide Insurance Services Ltd.
100.0% - Savings & Investments Ltd.
100.0% - Gregan McGuiness (Life & Pensions) Ltd.
100.0% - Irish Life Associate Holdings
100.0% - Irish Life Irish Holdings
30.0% - Allianz-Irish Life Holdings plc.
100.0% - Irish Life Assurance plc.
100.0% - Ballsbridge Property Investments Ltd.
100.0% - Cathair Ce Ltd.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Unit Fund Managers Ltd.
100.0% - Keko Park Ltd.
100.0% - Stephen Court Ltd.
100.0% - Tredwell Associates Ltd.
100.0% - Irish Life Trustee Services Limited
100.0% - Kohlenberg & Ruppert Premium Properties S.A.
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - Ilot St Michel Lux S.A.R.L.
100.0% - Ilot St Michel FH S.P.R.L.
100.0% - Ilot St Michel LLH S.P.R.L.
100.0% - Etak SAS
100.0% - Mili SAS
100.0% - Sarip SCI
66.66% - City Park (Hove) Management Company Ltd.
66.66% - City Gate Park Administration Limited
98.0% - Westlink Industrial Estate Management Company Ltd.
51.0% - Sjrq Riverside IV Management Limited
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.

50.0% - Ashtown Management Company Ltd.
25.0% - Fulwood Park Management Company (No. 2) Ltd.
20.0% - Choralli Limited
14.0% - Houghton Hall Management Limited
14.0% - Baggot Court Management Limited
14.0% - Richview Office Park Management Company Limited
5.5% - Padamul Ltd.
100.0% - Canada Life Group Holdings Limited
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - Canada Life Finance (U.K.), Limited
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - 8478163 Canada Limited
100.0% - Canada Life Bermuda Limited
100.0% - The Canada Life Insurance Company of Canada
94.4% - MAM Holdings Inc. (5.6% owned by GWL)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd.
12.5% - 2344701 Ontario Ltd.
12.5% - Vaudreuil Shopping Centres Limited
12.5% - 2356720 Ontario Ltd.
12.5% - 0977221 B.C. Ltd.
100.0% - CL Capital Management (Canada), Inc.
100.0% - GRS Securities, Inc.
100.0% - 587443 Ontario, Inc.
100.0% - Canada Life Mortgage Services, Ltd.
100.0% - Adason Properties, Limited
100.0% - Adason Realty, Ltd.
D.    IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
58.63% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.

100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0965311 B.C. Ltd.
19.63% - I.G. (Rockies) Corp.
100.0% - I.G. Investment Corp.
80.37% - I.G. (Rockies) Corp. (19.63% owned by I.G. Investment Management, Ltd.)
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie Investments PTE. Ltd.
97.50% - Investment Planning Counsel Inc. (and 2.50% owned by Management of IPC management)
100.0% - IPC Investment Corporation
100.0% - 9132-2115 Quebec Inc.
100.0% - IPC Save Inc.
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
88.95% - IPC Portfolio Services Inc. (and 11.05% owned by advisors of IPC Investment Corporation and IPC Securities Corporation)
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
100% - Independent Planning Group Inc.

100.0% - VirtucoTechnologies Inc.
100.0% - IPG Insurance Inc.

E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
    50.0% - Parjointco N.V.
     75.4% - Pargesa Holding SA (55.6% capital)
100.0% - Pargesa Netherlands B.V.
52.0% - Groupe Bruxelles Lambert (50.0% in capital)
    Capital
7.2% - Suez Environment Company (of which 0.3% in trading)
27.3% - Lafarge SA (21.0% in capital)
6.9% - Pernod Ricard (7.5% in capital)
0.1% - Iberdrola (INFORMATION NOT PUBLIC)
5.6% - Umicore (INFORMATION NOT PUBLIC)
0.4% - LTI One
100.0% - Belgian Securities B.V.
Capital
71.6% - Imerys (56.2% in capital)
100.0% - Brussels Securities B.V.
Capital
99.6% - LTI One
100.0% - Sagerpar
3.9% - Groupe Bruxelles Lambert
100.0% - GBL Overseas Finance N.V.
100.0% - GBL Treasury Center
Capital
100.0% - GBL Energy S.á.r.l.
Capital
3.3% - Total SA (3.6% in capital)
100.0% - GBL Verwaltung GmbH
100.0% - Immobilière Rue de Namur S.á.r.l.
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited

100.0% - GBL R
100.0% - Sienna Capital S.á.r.l
Capital
66.66% - Kartesia Credit Opportunities I SCA, SICAV-SIF
40.0% - Kartesia GP SA
100.0% - Serena S.á.r.l
Capital
15.0% - SGS
2.4% - GDF SUEZ (of which 0.1% in trading)
43.0% - ECP 1
42.4% - ECP 2
100.0% - ECP3
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG

F.    Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltée
100.0% - La Presse, ltée
100.0% 7991347 Canada inc.
100.0% - Gesca Numérique Ltée
100.0% - 3855082 Canada Inc.
100.0% - 3834310 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - 4400046 Canada Inc.
81.73% - 9059-2114 Québec Inc.
98.36% - DuProprio Inc.
100.0% - VR Estates Inc.
100.0% - 0757075 B.C. Ltd.
0.1% - Lower Mainland Comfree LP
99.9% - Lower Mainland Comfree LP
100.0% - Comfree Commission Free Realty Inc.

100.0% - CF Real Estate First Inc.
100.0% - CF Real Estate Max Inc.
100.0% - CF Real Estate Ontario Inc.
100.0% - CF Real Estate Maritimes Inc.
100.0% - DP Immobilier Québec Inc.
100.0% - 8495122 Canada Inc.
100.0% - Les Éditions Gesca Ltée
100.0% - 9289-9822 Québec inc. (anciennement Groupe Espaces Inc.)
100.0% - Les Éditions La Presse Ltée
100.0% - (W.illi.am) 6657443 Canada Inc.
2.72% - Acquisio Inc.
50.0% - Workopolis Canada
23.61% - Tuango Inc.
25.0% - Olive Média
100.0% - Attitude Digitale Inc.
26.32% - Checkout 51 Inc.
100.0% - Square Victoria C.P. Holding Inc.
33.3% - Canadian Press Enterprises Inc.
100.0% - Broadcast News Limited
100.0% - Press News Limited
100.0% - Pagemasters North America Inc.

G.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
25.0% - Barrick Power Gold Corporation of China Limited
100.0% - Power Pacific Mauritius Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
4.31% - CITIC Pacific Limited
9.78% - Vimicro International Corporation
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
10.0% - China Asset Management Limited

H.    Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Power Tek, LLC
100.0% - 3540529 Canada Inc.
18.75% - Société Immobiliére HMM
100.0% - Gelprim Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
22.12% - Bellus Health Inc.
25.0% - Club de Hockey Les Remparts de Québec Inc.
100.0% - Power Energy Corporation
62.83% - Potentia Solar Inc.
100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
     22.98% - Eagle Creek Renewable Energy, LLC
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 3249531 Canada Inc.
100.0% - Sagard Capital Partners GP, Inc.
99.7% - Sagard Capital Partners, L.P.
100.0% - Power Corporation of Canada Inc.
100.0% - Square Victoria Real Estate Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100% Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.

100.0% - 4524802 Canada Inc.

I.    Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - 4507045 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - 8677964 Canada Inc.

Item 27. Number of Contract owners

As of March 31, 2013 there were 121 Contract owners; 121 were in non-qualified accounts and 0 were in qualified accounts.

Item 28. Indemnification

Provisions exist under the laws of the State of New York and the Bylaws of GWL&A NY whereby GWL&A NY may indemnify a director, officer, or controlling person of GWL&A NY against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

New York Corporate Code

Section 721.	Nonexclusivity of statutory provisions for indemnification of directors and officers

The indemnification and advancement of expenses granted pursuant to, or provided by, this article shall not be deemed exclusive of any other rights to which a director or officer seeking indemnification or advancement of expenses may be entitled, whether contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled. Nothing contained in this article shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Section 722.	Authorization for indemnification of directors and officers

(a) A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c) A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of  the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

(d) For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

Section 723.	Payment of indemnification other than by court

(a) A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in section 722 shall be entitled to indemnification as authorized in such section.

(b) Except as provided in paragraph (a), any indemnification under section 722 or otherwise permitted by section 721, unless ordered by a court under section 724 (Indemnification of directors and officers by a court), shall be made by the corporation, only if authorized in the specific case:

(1) By the board acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director or officer has met the standard of conduct set forth in section 722 or established pursuant to section 721, as the case may be, or,

(2) If a quorum under subparagraph (1) is not obtainable or, even if obtainable, a quorum of disinterested directors so directs; (A) By the board upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in such sections has been met by such director or officer, or (B) By the shareholders upon a finding that the director or officer has met the applicable standard of conduct set forth in such sections.

(c) Expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount as, and to the extent, required by paragraph (a) of section 725.

Section 724.	Indemnification of directors and officers by a court

(a) Notwithstanding the failure of a corporation to provide indemnification, and despite any contrary resolution of the board or of the shareholders in the specific case under section 723 (Payment of indemnification other than by court award), indemnification shall be awarded by a court to the extent authorized under section 722 (Authorization for indemnification of directors and officers), and paragraph (a) of section 723. Application therefore may be made, in every case, either:

(1) In the civil action or proceeding in which the expenses were incurred or other amounts were paid, or

(2) To the supreme court in a separate proceeding, in which case the application shall set forth the disposition of any previous application made to any court for the same or similar relief and also reasonable cause for the failure to make application for such relief in the action or proceeding in which the expenses were incurred or other amounts were paid.

(b) The application shall be made in such manner and form as may be required by the applicable rules of court or, in the absence thereof, by direction of a court to which it is made. Such application shall be upon notice to the corporation. The court may also direct that notice be given at the expense of the corporation to the shareholders and such other persons as it may designate in such manner as it may require.

(c) Where indemnification is sought by judicial action, the court may allow a person such reasonable expenses, including attorneys' fees, during the pendency of the litigation as are necessary in connection with his defense therein, if the court shall find that the defendant has by his pleadings or during the course of the litigation raised genuine issues of fact or law.

Section 725.	Other provisions affecting indemnification of directors and officers

(a) All expenses incurred in defending a civil or criminal action or proceeding which are advanced by the corporation under paragraph (c) of section 723 (Payment of indemnification other than by court award) or allowed by a court under paragraph (c) of section 724 (Indemnification of directors and officers by a court) shall be repaid in case the person receiving such advancement or allowance is ultimately found, under the procedure set forth in this article, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the corporation or allowed by the court exceed the indemnification to which he is entitled.

(b) No indemnification, advancement or allowance shall be made under this article in any circumstance where it appears:

(1) That the indemnification would be inconsistent with the law of the jurisdiction of incorporation of a foreign corporation which prohibits or otherwise limits such indemnification;

(2) That the indemnification would be inconsistent with a provision of the certificate of incorporation, a by-law, a resolution of the board or of the shareholders, an agreement or other proper corporate action, in effect at the time of the accrual of the alleged cause of action asserted in the threatened or pending action or proceeding in which the expenses were incurred or other amounts were paid, which prohibits or otherwise limits indemnification; or

(3) If there has been a settlement approved by the court, that the indemnification would be inconsistent with any condition with respect to indemnification expressly imposed by the court in approving the settlement.

(c) If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and, in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

(d) If any action with respect to indemnification of directors and officers is taken by way of amendment of the by-laws, resolution of directors, or by agreement, then the corporation shall, not later than the next annual meeting of shareholders, unless such meeting is held within three months from the date of such action, and, in any event, within fifteen months from the date of such action, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the action taken.

(e) Any notification required to be made pursuant to the foregoing paragraph (c) or (d) of this section by any domestic mutual insurer shall be satisfied by compliance with the corresponding provisions of section one thousand two hundred sixteen of the insurance law.

(f) The provisions of this article relating to indemnification of directors and officers and insurance therefore shall apply to domestic corporations and foreign corporations doing business in this state, except as provided in section 1320 (Exemption from certain provisions).

Section 726.	Insurance for indemnification of directors and officers

(a) Subject to paragraph (b), a corporation shall have power to purchase and maintain insurance:

(1) To indemnify the corporation for any obligation which it incurs as a result of the indemnification of directors and officers under the provisions of this article, and

(2) To indemnify directors and officers in instances in which they may be indemnified by the corporation under the provisions of this article, and

(3) To indemnify directors and officers in instances in which they may not otherwise be indemnified by the corporation under the provisions of this article provided the contract of insurance covering such directors and officers provides, in a manner acceptable to the superintendent of insurance, for a retention amount and for co-insurance.

(b) No insurance under paragraph (a) may provide for any payment, other than cost of defense, to or on behalf of any director or officer:

(1) if a judgment or other final adjudication adverse to the insured director or officer establishes that his acts of active and deliberate dishonesty were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled, or

(2) in relation to any risk the insurance of which is prohibited under the insurance law of this state.

(c) Insurance under any or all subparagraphs of paragraph (a) may be included in a single contract or supplement thereto. Retrospective rated contracts are prohibited.

(d) The corporation shall, within the time and to the persons provided in paragraph (c) of section 725 (Other provisions affecting indemnification of directors or officers), mail a statement in respect of any insurance it has purchased or renewed under this section, specifying the insurance carrier, date of the contract, cost of the insurance, corporate positions insured, and a statement explaining all sums, not previously reported in a statement to shareholders, paid under any indemnification insurance contract.

(e) This section is the public policy of this state to spread the risk of corporate management, notwithstanding any other general or special law of this state or of any other jurisdiction including the federal government.

Bylaws of GWL&A NY

ARTICLE II, SECTION 11. <u>Indemnification of Directors</u>. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of the corporation or any member or officer of any Committee, and his or her heirs, executors, and administrators, from and against all claims, liabilities, costs, charges, and expenses whatsoever that any such Director, Officer, employee, or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him or her for or in respect of any act, deed, matter, or thing whatsoever, made, done, or permitted by him or her in or about the execution of the duties of his or her office or employment with the corporation, in or about the execution of his or her duties as a Director or Officer of another company which he or she so serves at the request and on behalf of the corporation, or in or about the execution of his or her duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges, and expenses that he or she sustains or incurs, in or about or in relation to any such duties or the affairs of the corporation, the affairs of such other company which he or she so serves or the affairs of such Committee, except such claims, liabilities, costs, charges, or expenses as are occasioned by acts or omissions which were in bad faith, involved intentional misconduct, a violation of the New York Insurance Law or a knowing violation of any other law or which resulted in such person personally gaining in fact a financial profit or other advantage to which he or she was not entitled. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of any subsidiary corporation of the corporation on the same basis and within the same constraints as described in the preceding sentence. No payment of indemnification shall be made unless notice has been filed with the Superintendent of Insurance pursuant to Section 1216 of the New York Insurance Law.

Item 29. Principal Underwriter

(a) GWFS Equities, Inc. ("GWFS") is the distributor of securities of the Registrant. In addition to the Registrant, GWFS also serves as distributor or principal underwriter for Great-West Funds, Inc. , an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (“GWL&A”), Maxim Series Account of GWL&A, FutureFunds Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A, COLI VUL-4 Series Account of GWL&A, Variable Annuity-2 Series Account of GWL&A, Trillium Variable Annuity Account of GWL&A, Prestige Variable Life Account of GWL&A, COLI VUL-2 Series Account of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”) Variable Annuity-2 Series Account of GWL&A NY and COLI VUL-4 Series Account of GWL&A NY.

(b) Directors and Officers of GWFS

Name	Principal Business Address	Position and Office with Underwriter
C.P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President and Chief Executive Officer
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
W.S. Harmon	8515 East Orchard Road Greenwood Village, CO 80111	Director and Senior Vice President
S.A. Bendrick	8515 East Orchard Road Greenwood Village, CO 80111	Director and Vice President
M.R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
R.J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
C. Bergeon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
B. Lewis	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Defined Contribution Markets
J.G. Gibbs	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Trading Operations
S.M. Gile	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
M.C. Maiers	8515 East Orchard Road Greenwood Village, CO 80111	Treasurer and Vice President
B. Neese	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
C. Silvaggi	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Retirement Solutions
B.A. Byrne	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Legal, Chief Compliance Officer and Secretary
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer

(c) Commissions and other compensation received by Principal Underwriter during Registrant's last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation

GWFS	-0-	-0-	-0-	-0-

Item 30. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Great-West Life & Annuity Insurance Company, 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)
Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)
Depositor represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by Depositor.

SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 16th day of April 2014.

VARIABLE ANNUITY-1 SERIES ACCOUNT (Registrant)

BY:	/s/ M.T.G. Graye
M.T.G. Graye, President and Chief Executive Officer and Principal Financial Officer of Great-West Life & Annuity Insurance Company of New York

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
(Depositor)

BY:	/s/ M.T.G. Graye
M.T.G. Graye President and Chief Executive Officer and Principal Financial Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. J. Orr	Chairman of the Board	April 16, 2014
R.J. Orr*

/s/ M.T.G. Graye	Director, President, Chief Executive Officer and Principal Financial Officer	April 16, 2014
M.T.G. Graye

/s/ M.D. Alazraki	Director	April 16, 2014
M.D. Alazraki*

	/s/ J.L. Bernbach	Director	April 16, 2014
J. L. Bernbach*

/s/ A. Desmarais
	A. Desmarais*	Director	April 16, 2014

/s/ P. Desmarais, Jr.
	P. Desmarais, Jr.*	Director	April 16, 2014

/s/ S.Z. Katz
	S.Z. Katz*	Director	April 16, 2014

/s/ R.L. McFeetors
	R.L. McFeetors*	Director	April 16, 2014

/s/ J. Selitto
	J. Selitto*	Director	April 16, 2014

/s/ B.E. Walsh
	B. E. Walsh*	Director	April 16, 2014

*By:	/s/ Richard G. Schultz		April 16, 2014
Richard G. Schultz
*Attorney-in-Fact pursuant to Powers of Attorney